As filed, via EDGAR, with the Securities and Exchange Commission on January 30, 1998
                                                            File No.: 333-42837
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        [X] Pre-Effective Amendment No. 1

                        [ ] Post-Effective Amendment No. __
                        (check appropriate box or boxes)
                               -------------------


                             THE VICTORY PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-539-3863
                        (Area Code and Telephone Number)

                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                    (Address of Principal Executive Offices)
                               -------------------

                                Michael Sullivan
                               BISYS Fund Services
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                     (Name and address of agent for service)

                                   Copies to:

                                William J. Blake
                            Key Asset Management Inc.
                                127 Public Square
                              Cleveland, Ohio 44114

                                  Jay G. Baris
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022
                               -------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             THE VICTORY PORTFOLIOS
                              Cross Reference Sheet
                           Items Required by Form N-14


PART A
 N-14
Item No.            Item Caption                                  Prospectus Caption

 1.     Beginning of Registration Statement                  Cross Reference Sheet;
        and Outside Front Cover Page of                      Front Cover Page.
        Prospectus

 2.     Beginning and Outside Back Cover
        Page of Prospectus                                   Table of Contents.

 3.     Fee Table, Synopsis                                  Synopsis; Comparison of the Funds'
        Information and Risk Factors                         Investment Objectives, Policies, and
                                                             Risks; Comparison of Fees and
                                                             Expenses.

 4.     Information About the Transaction                    Reasons for the Transaction;
                                                             Information about the Transaction.

 5.     Information   About the Registrant                   Comparison  of  the Funds' Investment
                                                             Objectives, Policies, and Risks;
                                                             Information about  the Funds;
                                                             Additional Information.

 6.     Information About the Company                        Comparison of the Funds'
        Being Acquired                                       Investment Objectives, Policies, and
                                                             Risks ; Information about the
                                                             Funds; Additional Information.

 7.     Voting Information                                   Information Relating to Voting
                                                             Matters.

 8.     Interest of Certain Persons and                      Information About the Funds.
        Experts

 9.     Additional Information Required                      Inapplicable.
        for Reoffering by Persons Deemed
        to be Underwriters



PART B
 N-14                                                             Statement of Additional
Item No.            Item Caption                                    Information Caption

10.     Cover Page                                           Cover Page.

11.     Table of Contents                                    Cover Page.

12.     Additional Information About
        the Registrant                                       Statement of Additional Information
                                                             of The Victory Portfolios dated
                                                             March 1, 1997.

13.     Additional Information About
        the Company Being Acquired                           Inapplicable.

14.     Financial Statements                                 Audited annual financial statements
                                                             of The Victory Portfolios as of
                                                             October 31, 1997; Audited annual
                                                             financial statements of Key Mutual
                                                             Funds as of November 30, 1996;
                                                             Unaudited semi-annual financial
                                                             statements of Key Mutual Funds as
                                                             of May 31, 1997; Pro-forma
                                                             combined financial statements of the
                                                             Victory Stock Index Fund, Victory
                                                             Special Growth Fund, Victory
                                                             Diversified Stock Fund, Key Stock
                                                             Index Fund, SBSF Capital Growth
                                                             Fund, and SBSF Fund,  as of
                                                             October 31, 1997.


PART C
 N-14
Item No.            Item Caption                                      Part C Caption

15.     Indemnification                                      Indemnification.

16.     Exhibits                                             Exhibits.

17.     Undertakings                                         Undertakings.


                                                 IMPORTANT

                                              Proxy Materials
                                        PLEASE CAST YOUR VOTE NOW!

                           Dear Key Mutual Fund Shareholder:

                           On March 6, 1998, a special shareholder meeting will be held. You are not required to attend the meeting, however, be sure to exercise your right to vote by Proxy.

                           The matters to be discussed are important, and directly affect your investment. As a shareholder, you vote for each full and fractional share that you own. YOU MAY THINK YOUR VOTE IS INSIGNIFICANT, BUT EVERY VOTE IS EXTREMELY IMPORTANT. We must continue sending requests to vote until a majority of the shares are voted prior to the meeting. Additional mailings are expensive, and these costs are charged directly to the fund.

                           The enclosed Proxy Statement details the proposal under consideration. In addition, we have attached a question and answer guide to assist you in understanding the proposal that requires your vote. After you have read the material, please cast your vote promptly by signing and returning the enclosed proxy card. It is important that you sign your proxy card exactly as your name appears in the registration of the proxy card. A postage-paid envelope has been provided for your convenience. You may also register your vote by telephone or fax (see enclosed instructions for details). Your time will be well spent, and you will help save the cost of additional mailings.

                           This proposal has been carefully considered by both of the Boards of the KeyFunds(R) and Victory Portfolios, which are responsible for protecting your interests as a shareholder. Both Boards believe that this proposal is fair and reasonable, and recommend that you approve the proposal. If you have any questions about the proposal, please do not hesitate to contact your investment professional, or call the Funds at 800-KEY-FUND(R) (800-539-3863).

                           Remember this is your opportunity to voice your opinion on matters affecting your fund. YOUR PARTICIPATION IS EXTREMELY IMPORTANT NO MATTER HOW MANY OR HOW FEW SHARES YOU OWN.

                           Thank you.  We appreciate your prompt attention.

                           Sincerely,


                           Leigh A. Wilson
                           President of the KeyFunds

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSAL ON WHICH YOU ARE BEING ASKED TO VOTE.


                    PLEASE READ THE FULL TEXT OF THIS PROXY STATEMENT. BELOW IS A BRIEF OVERVIEW OF THE MATTERS TO BE VOTED UPON. YOUR VOTE IS IMPORTANT. IF YOU HAVE QUESTIONS REGARDING THE PROPOSAL PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR 800-KEY-FUND(R) (800-539-3863). WE APPRECIATE YOU PLACING YOUR CONFIDENCE IN THE VICTORY PORTFOLIOS AND THE KEY MUTUAL FUNDS AND LOOK FORWARD TO HELPING YOU ACHIEVE YOUR FINANCIAL GOALS.

WHAT PROPOSAL AM I BEING ASKED TO VOTE ON?

                    You are being asked to vote on the following proposal:

                            * To approve an Agreement and Plan providing for the transfer of assets of each Key Fund into a fund of The Victory Portfolios.

         KEY FUNDS MERGING INTO EXISTING VICTORY FUNDS

         Old KeyFund Portfolio              Operating Victory Fund Portfolio
         ---------------------              --------------------------------
         Stock Index Fund                   Stock Index Fund-Class A
         SBSF Fund                          Diversified Stock Fund-Class A
         SBSF Capital Growth Fund           Special Growth Fund-Class A

         KEY FUNDS REORGANIZING INTO NEW VICTORY FUNDS

         Old KeyFund Portfolio              New Victory Fund Portfolio
         ---------------------              --------------------------
         Key Money Market Mutual Fund       Federal Money Market Fund-Investor
                                                  Class
         SBSF Convertible Securities        Convertible Securities Fund-Class A
         KeyChoice Income and Growth Fund   LifeChoice Conservative Investor
                                                  Fund-Class A
         KeyChoice Moderate Growth Fund     LifeChoice Moderate Investor
                                                  Fund-Class A
         KeyChoice Growth Fund              LifeChoice Growth Investor
                                                  Fund-Class A

HAS MY FUND'S BOARD OF DIRECTORS APPROVED THE REORGANIZATION?

                    Yes.   The  Boards  of  the  Key  and  Victory   Funds  have
                    unanimously approved the reorganization, and recommend that you vote to approve the reorganization.

WHY IS THE REORGANIZATION BEING RECOMMENDED?

                    To eliminate investor confusion and duplicate marketing and operational costs associated with operating two separate entities.

                    The Boards of both the KeyFunds(R) and the Victory Portfolios recognized that several of the Key and Victory Funds are managed in a substantially identical fashion, and all are managed by the same investment adviser, and use the same distributor, administrator and shareholder servicing agents. There is currently a duplication of effort and expense in operating the fund groups separately. It was recognized that the two fund groups could be combined in marketing materials and could be marketed under the same name.

ARE THERE OTHER POTENTIAL BENEFITS OF THE REORGANIZATION?

                    Yes. The reorganization would increase the assets of certain Victory Portfolios. A larger pool of assets will allow the investment adviser to increase portfolio diversification. In addition, a larger fund group can more easily attract additional investments than a smaller fund group and invest at lower transaction costs.

WHO WILL ADVISE MY FUND ONCE THE MERGER IS COMPLETED?

                    The current portfolio managers of the KeyFunds will continue to manage the fund after the reorganization.

WILL THE FEES AND EXPENSES OF MY FUNDS INCREASE?

                    No. KeyFunds' shareholders will exchange their shares for a Victory fund with expenses that are lower or at least no higher than current Key fund expenses.

WILL I, OR MY FUNDS HAVE TO PAY TAXES AS A RESULT OF THE REORGANIZATION?

                    Neither the KeyFunds' shareholders nor the Victory or KeyFunds will have any tax consequences as a result of the share exchange. Neither the Victory nor Key Funds and their shareholders will have a loss or gain for Federal income tax purposes as a result of the reorganization.

WILL ANY SALES LOAD, SALES COMMISSION OR OTHER FEE BE IMPOSED ON MY SHARES IN CONNECTION WITH THE REORGANIZATION?

                    No.

AFTER THE REORGANIZATION, WILL I BE ABLE TO EXCHANGE MY INVESTMENT INTO OTHER FUNDS OF THE VICTORY PORTFOLIOS?

                    Yes. Shareholders will be able to exchange variable fund shares received for other Victory variable funds without a sales charge anytime after the reorganization.

WHAT HAPPENS IF I DO NOT WISH TO PARTICIPATE IN THE REORGANIZATION OF THE KEY FUND IN WHICH I OWN SHARES, OR WHAT IF I DO NOT WISH TO OWN SHARES OF THE VICTORY FUND?

                    You may redeem your shares any time before the last business day prior to the closing date of the Reorganization. There are two separate closing dates for the Reorganization. Owners of the following funds may redeem shares before the close of business on March 13, 1998:

                                    Key Stock Index Fund
                                    SBSF Capital Growth Fund
                                    SBSF Fund

                           Owners of the following funds may redeem shares before the close of business on March 20, 1998:

                                    KeyChoice Growth Fund
                                    KeyChoice Income and Growth Fund
                                    KeyChoice Moderate Growth Fund
                                    Key Money Market Mutual Fund
                                    SBSF Convertible Securities Fund

WHEN WILL THE REORGANIZATION OCCUR?

                    A Shareholder Meeting will be held on March 6, 1998. A majority of the shareholders of each Key Fund must approve the reorganization. We expect the merger of all the Funds to be completed by March 23, 1998.

HOW DO I VOTE MY SHARES?

                    You can vote your shares by completing and signing the enclosed proxy card(s), and mailing them in the enclosed postage paid envelope. You may also vote your shares by phone at 800-733-8481 ext. 431 or by fax at 800-733-1885. If you need assistance, or have any questions regarding the proposal or how to vote your shares, please call the Funds at 800-KEY-FUND (800-539-3863).

                                KEY MUTUAL FUNDS

                              KEYCHOICE GROWTH FUND
                        KEYCHOICE INCOME AND GROWTH FUND
                         KEYCHOICE MODERATE GROWTH FUND
                          KEY MONEY MARKET MUTUAL FUND
                              KEY STOCK INDEX FUND
                            SBSF CAPITAL GROWTH FUND
                        SBSF CONVERTIBLE SECURITIES FUND
                                    SBSF FUND

                                 800-KEY-FUND(R)

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD MARCH 6, 1998

         A special meeting of the shareholders (the "Meeting") of the KeyChoice Growth Fund, KeyChoice Income and Growth Fund, KeyChoice Moderate Growth Fund, Key Money Market Mutual Fund, Key Stock Index Fund, SBSF Capital Growth Fund, SBSF Convertible Securities Fund, and SBSF Fund (each a "Key Fund," and collectively the "Key Funds"), each a series of SBSF Funds, Inc. (d/b/a and referred to as the "Key Mutual Funds"), will be held at the offices of Key Mutual Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035, on March 6, 1998 at 8:30 a.m., Eastern time, for the following purposes, which are more fully described in the accompanying Combined Prospectus/Proxy Statement dated _______________, 1998:

         The following item, inclusive of the several transactions contemplated thereby, applies to, and will be voted on, as appropriate and necessary to fully consummate the transactions so described, (a) separately by the shareholders of each Key Fund and (b) by the shareholders of Key Mutual Funds voting together as a single class:

         1. To approve an Agreement and Plan of Reorganization and Liquidation and the transactions contemplated thereby, including (a) the transfer of all or substantially all of the assets belonging to each Key Fund to a corresponding series of The Victory Portfolios, a Delaware business trust, ("Victory"), in exchange for shares of beneficial interest ("shares") of the corresponding series of Victory or shares of a comparable class of the corresponding series of Victory (which transactions, collectively, will effect the transfer of all or substantially all of the assets of Key Mutual Funds to Victory in exchange for shares of Victory); (b) the distribution of shares of Victory received in consideration for the transfer of assets belonging to each Key Fund to the shareholders of the respective Key Funds in complete liquidation of the respective Key Funds; and (c) the cancellation of the outstanding shares of capital stock ("shares") of each Key Fund following the distribution of shares of the corresponding series of Victory to the holders of such shares of each Key Fund (the foregoing steps relative to each Key Fund are referred to as a "Reorganization" of that Key Fund) and, (d) upon such distribution in respect of each of the separate series of the Key Funds, the dissolution of Key Mutual
Funds (collectively with each Reorganization, the "Reorganization and Liquidation").

         In addition, shareholders of each of the Key Funds will be asked to transact such other business as may properly come before the Meeting or any adjournment thereof.

         On the day of each Reorganization, your shares will be exchanged, without the imposition of a sales charge and on a tax-free basis, for shares of the corresponding series of Victory with a total net asset value equal to the total net asset value of the shares of the Key Funds you previously owned. THE BOARD OF DIRECTORS OF KEY MUTUAL FUNDS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE KEY FUNDS VOTE TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION.

         The enclosed proxy is being solicited on behalf of the Board of Directors of Key Mutual Funds. Shareholders of record as of the close of business on December 26, 1997 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

         PLEASE MARK, DATE, SIGN, AND PROMPTLY RETURN, IN THE ENCLOSED ENVELOPE, EACH ACCOMPANYING PROXY CARD. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO KEY MUTUAL FUNDS A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                         By order of the Board of Directors,


                                         Leigh A. Wilson
                                         President

Dated:  _______, 1998

                                KEY MUTUAL FUNDS

                             THE VICTORY PORTFOLIOS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                                  800-KEY-FUND

                       COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED ______, 1998

                         SPECIAL MEETING OF SHAREHOLDERS
                                   TO BE HELD
                                  MARCH 6, 1998

                               GENERAL INFORMATION

         This Combined Prospectus/Proxy Statement, which you should keep for future reference, sets forth the information about the Victory Funds that a prospective investor should know before voting. A Statement of Additional Information dated _____, 1998 relating to this Combined Prospectus/Proxy Statement (the "Related Statement of Additional Information") has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Combined Prospectus/Proxy Statement. This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Directors (the "Board") of SBSF Funds, Inc. (d/b/a and referred to herein as "Key Mutual Funds"), a Maryland corporation, on behalf of the KeyChoice Growth Fund, KeyChoice Income and Growth Fund, KeyChoice Moderate Growth Fund, Key Money Market Mutual Fund, Key Stock Index Fund, SBSF Capital Growth Fund, SBSF Convertible Securities Fund, and SBSF Fund (each a "Key Fund," and collectively the "Key Funds") in connection with a special meeting of shareholders (the "Meeting") to be held at the offices of Key Mutual Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035, 800-KEY-FUND, on March 6, 1998, at 8:30 a.m., Eastern time, at which shareholders of each Key Fund, voting separately, and the shareholders of Key Mutual Funds voting as a single class, will as appropriate, be asked to consider the following:

         1. To approve an Agreement and Plan of Reorganization and Liquidation (the "Plan") and the transactions contemplated thereby, including (a) the transfer of all or substantially all of the assets belonging to each Key Fund to a corresponding series of The Victory Portfolios, a Delaware business trust, ("Victory"), in exchange for shares of beneficial interest ("shares") of the corresponding series of Victory or shares of a comparable class of the corresponding series of Victory (which transactions, collectively, will effect the transfer of all or substantially all of the assets of Key Mutual Funds to Victory in exchange for shares of Victory); (b) the distribution of shares of Victory received in consideration for the transfer of assets belonging to each Key Fund to the shareholders of the respective Key Funds in complete liquidation of the respective Key Funds; and (c) the cancellation of the outstanding shares of capital stock ("shares") of each Key Fund following the distribution of shares of the corresponding series of Victory to the holders of such shares of each Key Fund (the foregoing steps relative to each Key Fund are referred to as a "Reorganization" of that Key Fund) and, (d) upon such distribution in respect of each of the separate series of the Key Funds, the dissolution of Key Mutual Funds (collectively with each Reorganization, the "Reorganization and Liquidation").

         In addition, shareholders of each of the Key Funds will be asked to transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

         The Reorganization and Liquidation will be submitted for approval by the shareholders of each Key Fund voting separately as a series of Key Mutual Funds and for approval by the shareholders of Key Mutual Funds, inclusive of each Key Fund, voting as a single class.

         Key Mutual Funds and Victory are both registered open-end investment companies that offer their shares in separate series, each series with its own investment objective and policies. As a result of the Reorganization and Liquidation, shareholders of the Key Funds will become shareholders of Victory.

         Certain shareholders of the Key Funds will become shareholders of currently operating series of Victory, while certain shareholders of the Key Funds will become shareholders of series of Victory that have been newly created to continue the operations of the respective Key Funds. The currently operating series and newly created series of Victory are collectively referred to herein as the "Victory Funds," and individually as a "Victory Fund."

         OPERATING VICTORY FUNDS. Current shareholders of the Key Stock Index Fund, SBSF Capital Growth Fund, and SBSF Fund will become shareholders in the Victory Stock Index Fund-Class A, Victory Special Growth Fund-Class A, and
Victory Diversified Stock Fund-Class A, the latter being currently operating funds (each an "Operating Victory Fund" and collectively the "Operating Victory Funds").

         NEW VICTORY FUNDS. The current shareholders of the KeyChoice Growth Fund, KeyChoice Income and Growth Fund, KeyChoice Moderate Growth Fund, Key Money Market Mutual Fund, and SBSF Convertible Securities Fund, will become shareholders in the Victory LifeChoice Growth Investor Fund-Class A, Victory LifeChoice Conservative Investor Fund-Class A, Victory LifeChoice Moderate Investor Fund-Class A, Victory Federal Money Market Fund-Investor Class, and Victory Convertible Securities Fund-Class A, the latter being newly created series to continue operations following the Reorganization and Liquidation (each a "New Victory Fund" and collectively the "New Victory Funds").

         The following table shows each Key Fund and each corresponding series (or class of the corresponding series) of Victory which will remain following the Reorganization and Liquidation:

                   KEY FUNDS                        VICTORY FUNDS

Key Stock Index Fund                    Victory Stock Index Fund-Class A*
SBSF Capital Growth Fund                Victory Special Growth Fund-Class A*
SBSF Fund                               Victory Diversified Stock Fund-Class A*

KeyChoice Growth Fund                   Victory LifeChoice Growth Investor Fund-Class  A**
KeyChoice Income and Growth Fund        Victory LifeChoice Conservative Investor Fund-Class A**
KeyChoice Moderate Growth Fund          Victory  LifeChoice  Moderate Investor  Fund-Class  A**
Key Money Market Mutual Fund            Victory  Federal  Money Market   Fund-Investor   Class**
SBSF Convertible Securities Fund        Victory Convertible Securities Fund-Class A**

*Currently Operating Victory Fund.

**New Victory Fund  established to continue the operations of the  corresponding
  Key Fund.

         The investment adviser to the Key Funds and Victory Funds is Key Asset Management Inc. ("KAM"), 127 Public Square, Cleveland, Ohio 44114, with offices at 45 Rockefeller Plaza, New York,

New York 10111. BISYS Fund Services, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219 serves as distributor and administrator for the Key Funds and Victory Funds.

         FOR SHAREHOLDERS OF THE KEY FUNDS THAT WILL BE REORGANIZED INTO THE OPERATING VICTORY FUNDS, THIS COMBINED PROSPECTUS/PROXY STATEMENT IS ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPERATING VICTORY FUNDS DATED MARCH 1, 1997, AS SUPPLEMENTED, WHICH IS INCORPORATED BY REFERENCE. THE ANNUAL REPORT OF THE OPERATING VICTORY FUNDS DATED OCTOBER 31, 1997 WHICH ACCOMPANIES THIS COMBINED PROSPECTUS/PROXY STATEMENT, AND THE ANNUAL REPORT OF THE KEY MUTUAL FUNDS DATED NOVEMBER 30, 1997, WHICH WAS MAILED SEPARATELY, ARE INCORPORATED BY REFERENCE IN THEIR ENTIRETY. The annual reports and prospectuses of the New Victory Funds are not enclosed because the New Victory Funds have no current operations and are being created to continue the current operations of their corresponding Key Funds.

         Information about the Key Funds is incorporated by reference to the prospectus of the KeyChoice Growth Fund, KeyChoice Income and Growth Fund, and KeyChoice Moderate Growth Fund dated December 16, 1996, as supplemented; the prospectus for the Key Money Market Mutual Fund dated April 1, 1997, as supplemented; the prospectus of the Key Stock Index Fund dated April 1, 1997, as supplemented; and the prospectus for the SBSF Capital Growth Fund, SBSF Convertible Securities Fund, and SBSF Fund dated April 1, 1997, as supplemented, which have each been filed with the Commission. A Statement of Additional Information for the Victory Funds dated March 1, 1997, as supplemented, has been filed with the Commission and is incorporated into the Related Statement of
Additional   Information.   Copies  of  the  Related   Statement  of  Additional
Information and the current prospectuses and statements of additional information of the Key Funds may be obtained without charge by writing Key Mutual Funds, at P.O. Box 8527, Boston, Massachusetts 02266-8527, or by calling 800-KEY-FUND.

         This Combined Prospectus/Proxy Statement is Key Mutual Funds' proxy statement for the Meeting and Victory's prospectus for the shares of the Operating Victory Funds that have been registered with the Commission and are to be issued in connection with the Reorganization and Liquidation. THIS COMBINED PROSPECTUS/PROXY STATEMENT IS NOT A PROSPECTUS FOR SHARES OF THE NEW VICTORY FUNDS THAT WILL BE ISSUED IN CONNECTION WITH THE REORGANIZATION AND LIQUIDATION. Shares of the New Victory Funds are offered only through the prospectuses of the New Victory Funds. Because this is a "Combined" Prospectus/Proxy Statement, reference to certain Key Funds, and the New Victory Funds into which they will be reorganized, appears in various places throughout this document. These references, however, relate only to the proxy statement portion of this document and not the prospectus portion. This Combined Prospectus/Proxy Statement is not offering for sale shares in any of the New Victory Funds.

         This Combined Prospectus/Proxy Statement is expected to be first sent to shareholders on or about February 6, 1998.

--------------------------------------------------------------------------------
THE SECURITIES OF THE VICTORY FUNDS OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE VICTORY FUNDS OR THE KEY FUNDS.

SHARES OF THE KEY FUNDS AND VICTORY FUNDS ARE:

o    NOT INSURED BY THE FDIC;
o NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYBANK, ANY OF ITS AFFILIATES, OR ANY OTHER BANK; AND
o SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

PROPOSAL
SYNOPSIS.....................................................................
     Agreement and Plan of Reorganization and Liquidation....................
     Tax Consequences .......................................................
     Investment Objectives and Policies......................................
     Share Classes...........................................................
     Investment Adviser......................................................
     Fees and Expenses.......................................................
     Distribution, Purchase, and Redemption Procedures.......................
     Exchange Rights.........................................................
     Application for Exemptive Relief........................................
     Other Considerations....................................................
COMPARISON OF THE FUNDS' INVESTMENT OBJECTIVES, POLICIES, AND RISKS..........
     New Victory Funds and Corresponding Key Funds...........................
     Operating Victory Funds and Corresponding Key Funds.....................
THE NEW VICTORY FUNDS........................................................
COMPARISON OF FEES AND EXPENSES..............................................
INFORMATION ABOUT THE TRANSACTION............................................
     Agreement and Plan of Reorganization and Liquidation....................
     Description of Shares of the Victory Funds..............................
     Sales Charges and Shareholder Service Fees..............................
     Description of Shares of the Key Funds..................................
     Expenses................................................................
     Shareholder Approval....................................................
     Federal Income Tax Consequences.........................................
     Capitalization..........................................................
     Application for Exemptive Relief........................................
REASONS FOR THE TRANSACTION..................................................
INFORMATION ABOUT THE FUNDS..................................................
     Investment Advisory Agreements..........................................
     Distribution Plans......................................................
     Shareholder Services Plans..............................................
     Administrator and Distributor...........................................
     Sub-Administrator.......................................................
     Dividends and Distributions.............................................
     Purchase Procedures.....................................................
     Exchange Rights.........................................................
     Redemption Procedures...................................................
     General.................................................................
ADDITIONAL INFORMATION.......................................................
INFORMATION RELATING TO VOTING MATTERS.......................................
REQUIRED VOTE AND BOARD OF DIRECTORS' RECOMMENDATION.........................
MISCELLANEOUS................................................................
EXHIBIT A....................................................................

                                    PROPOSAL

                                    SYNOPSIS

         This Synopsis of the Proposal provides a summary of the information contained in this Combined Prospectus/Proxy Statement.

AGREEMENT AND PLAN OF         Under the Plan, each Key Fund will transfer all or
REORGANIZATION  AND           substantially all of its assets to a corresponding
LIQUIDATION                   Operating  Victory  Fund  or New  Victory  Fund in
                              exchange for shares of the  corresponding  Victory
                              Fund (or shares of a comparable class of the corresponding Victory Fund), and the corresponding
                              Victory Fund will assume the liabilities of the Key Fund. After the transaction, you will receive shares of the corresponding Victory Fund with a total value equal to the net asset value of the shares of the Key Fund previously owned, as determined at the close of business on the date of the exchange. Key Fund shareholders will not be charged a sales charge for this transaction. See
                              "Reasons for the Transaction," "Information About the Transaction," and the copy of the form of the Plan, which is attached as Exhibit A.


TAX CONSEQUENCES              Each Fund will  receive  an  opinion of counsel to
                              Victory  substantially  to the effect that no gain
                              or loss will be recognized  by the Key Funds,  the
                              Victory  Funds,  or the  shareholders  of the  Key
                              Funds  as  a  result  of  the  Reorganization  and
                              Liquidation.    See    "Information    About   the
                              Transaction."  Some of the Key Funds are  expected
                              to distribute  realized capital gains prior to the
                              Reorganization    and   Liquidation.    Any   such
                              distribution will be taxable.

INVESTMENT OBJECTIVES         The New Victory Funds.  Generally,  the investment
AND POLICIES                  objectives,  policies, and restrictions of the New
                              Victory   Funds  are  the  same  in  all  material
                              respects to those of the  corresponding Key Funds.
                              The   investment    objectives,    policies,   and
                              restrictions  of the  Operating  Victory Funds are
                              substantially    similar    to    those   of   the
                              corresponding  Key Funds (although the New Victory
                              Funds   have   different   limitations   regarding
                              borrowing and the Victory  Convertible  Securities
                              Fund  has  a   different   limitation   concerning
                              illiquid securities).

                              The Operating Victory Funds. The following paragraphs state the investment objectives and summarize the policies of the Operating Victory Funds and the corresponding Key Funds.

                              KEY  STOCK  INDEX  FUND AND  VICTORY  STOCK  INDEX
                              FUNDS.

                              Key Stock Index Fund. The investment objective of the Key Stock Index Fund is to seek long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500
                              Index")./1/ Under normal market conditions, the Key

--------

/1/ "Standard & Poor's 500" is a registered service mark of Standard and Poor's, which does not sponsor and is in no way affiliated with Victory, Key Mutual Funds, the Victory Stock Index Fund, or the Key Stock Index Fund.

                              Stock Index Fund will attempt to duplicate the capital performance and dividend income of the S&P 500 Index by investing primarily in the stocks which compose the S&P 500 Index and secondarily in stock index futures, while minimizing transaction costs.

                              Victory Stock Index Fund. The investment objective of the Victory Stock Index Fund is to seek long-term capital appreciation by attempting to match the investment performance of the S&P 500 Index. The Victory Stock Index Fund pursues its investment objective by attempting to duplicate the capital performance and dividend income of the S&P 500 Index. The Victory Stock Index Fund invests primarily in many of the equity securities that are in the S&P 500 Index and secondarily in related futures and options contracts. The Victory Stock Index Fund, unlike the Key Stock Index Fund, may invest in American Depository Receipts.

                              SBSF CAPITAL GROWTH FUND AND VICTORY SPECIAL GROWTH FUND.

                              SBSF Capital Growth Fund. The investment objective of the SBSF Capital Growth Fund is to seek capital appreciation. The SBSF Capital Growth Fund seeks to achieve its objective by investing in equity securities of companies which KAM believes are likely to have rapid growth in earnings and cash flow. The SBSF Capital Growth Fund invests primarily in small to medium capitalization companies, i.e., issuers having a market capitalization of $200 million to $1.5 billion, but may invest in companies of any size and take advantage of any investment opportunity with attractive long-term growth prospects, including preferred stocks, convertible securities, and bonds.

                              Victory Special Growth Fund. The Victory Special Growth Fund's investment objective is to seek capital appreciation. The Victory Special Growth Fund pursues its investment objective by investing primarily in equity securities of companies with market capitalizations of $750 million or less. In making investment decisions, KAM looks for above average growth rates, high return on equity, issuers that reinvest their earnings in their business, and strong balance sheets. Because the Victory Special Growth Fund may have a higher percentage of investments in smaller capitalization companies than the SBSF Capital Growth Fund, shareholders may be subject to a greater degree to the risk factors associated with such companies. See "Comparison of the Funds' Investment Objectives, Policies, and Risks."

                              SBSF FUND AND VICTORY DIVERSIFIED STOCK FUND.
                              SBSF Fund. The investment objective of the SBSF Fund is to seek a high total return over the long term consistent with reasonable risk. In seeking its objective, the SBSF Fund will invest primarily in common stocks which, in the opinion of KAM, have the potential for capital appreciation in excess of market averages during periods of market strength while attempting to preserve capital during periods of market weakness.

                              Victory Diversified Stock Fund. The investment objective of the Victory Diversified Stock Fund is to seek long-term growth of capital. The Victory Diversified Stock Fund pursues its investment
                              objective   by
                              investing primarily in equity securities and securities that are convertible into common stocks issued by established domestic and foreign companies. Because the Victory Diversified Stock Fund may invest in securities that are convertible into common stocks issued by foreign companies, shareholders may be subject to the risk factors associated with investing in foreign companies. See "Comparison of the Funds' Investment Objectives, Policies, and Risks."

                              The Key Funds and Victory Funds have additional investment policies which are discussed in "Comparison of the Funds' Investment Objectives, Policies, and Risks."

SHARE CLASSES                 The Key Funds.  The Key Funds each offer one class
                              of   shares,   which  has  no  sales   charges  or
                              redemption fees. See "Comparison of Fees and Expenses."

                              The Victory Funds. The Victory LifeChoice Growth Investor Fund, Victory LifeChoice Conservative Investor Fund, Victory LifeChoice Moderate Investor Fund, Victory Convertible Securities Fund, Victory Special Growth Fund, and Victory Stock Index Fund each offer only Class A Shares. The Victory Diversified Stock Fund offers Class A Shares and Class B Shares. The Victory Federal Money Market Fund offers Investor Class Shares and Select Class Shares.

                              After each Reorganization, shareholders of each Key Fund (other than Key Money Market Mutual Fund) will receive Class A Shares of the corresponding Victory Fund. Shareholders of the Key Money Market Mutual Fund will receive Investor Class Shares of the Victory Federal Money Market Fund. Class A Shares of the Victory Funds (other than the three LifeChoice Funds) are subject to an initial sales charge on purchases under $1 million and are not subject to an asset-based sales charge. A substantial majority of the Key Fund shareholders will not be subject to a sales charge on future purchases of shares in the Victory Funds because they qualify for sales charge waivers noted in the Victory Funds' prospectuses. The LifeChoice Funds and the Investor Class Shares have no initial sales charge or asset-based sales charge. See
                              "Information About the Transaction" and "Information About the Funds."

INVESTMENT ADVISER            KAM is the  investment  adviser  for the Key Funds
                              and the Victory Funds. See "Information  About the
                              Funds."

FEES  AND  EXPENSES           Key Funds. KAM is entitled to received an advisory
                              fee equivalent to a percentage of the value of the average daily net assets of each Key Fund on an annual basis at the following rates:

KEY  FUNDS TO BE REORGANIZED INTO OPERATING   ANNUAL RATE OF ADVISORY
VICTORY FUNDS                                 FEES (AS A PERCENTAGE
                                              OF AVERAGE DAILY NET ASSETS)

Key Stock Index Fund                                0.10%
SBSF Capital Growth Fund                            0.75%
SBSF Fund                                           0.75%

KEY  FUNDS TO BE REORGANIZED INTO             ANNUAL RATE OF
NEW VICTORY FUNDS                             ADVISORY  FEES (AS A PERCENTAGE
                                              OF AVERAGE DAILY NET ASSETS)

KeyChoice Growth Fund                               0.20%
KeyChoice Income and Growth Fund                    0.20%
KeyChoice Moderate Growth Fund                      0.20%
Key Money Market Mutual Fund                        0.25%
SBSF Convertible Securities Fund                    0.75%

For the fiscal year ended November 30, 1997, the total net operating expenses, gross operating expenses before voluntary fee waivers, and amount of fee waivers and reimbursements of each Key Fund were as follows:

                                                        GROSS
                                                       OPERATING       EXPENSE
                                                       EXPENSES        WAIVERS
 KEY FUNDS TO BE REORGANIZED INTO         NET         (BEFORE FEE       AND
 OPERATING VICTORY FUNDS                OPERATING     WAIVERS AND     REIMBURSE-
                                        EXPENSES      REIMBURSEMENTS)  MENTS

Key Stock Index Fund                  $       0      $  337,006        $337,006
SBSF Capital Growth Fund                555,145         555,145               0
SBSF Fund                             1,270,577       1,274,309           3,732

                                                        GROSS
                                                       OPERATING
                                          NET          EXPENSES        EXPENSE
KEY FUNDS TO BE REORGANIZED INTO       OPERATING       (BEFORE FEE     REIMBURSE
NEW VICTORY FUNDS                       EXPENSES        WAIVERS)        -MENT

KeyChoice Growth Fund                    $9,255        $114,772       $105,517
KeyChoice Income and Growth Fund          6,389         115,280        108,891
KeyChoice Moderate Growth Fund           10,360         125,995        115,635
Key Money Market Mutual Fund             584,155        950,244        366,089
SBSF Convertible Securities Fund       1,064,519      1,064,519              0


The New Victory Funds. The New Victory Funds have no current operations and have been created to continue the operations of the corresponding Key Funds. The New Victory Funds will not be subject to higher contractual investment advisory fees and operating expenses than the corresponding Key Funds.

The Operating Victory Funds. KAM is entitled to receive an advisory fee equivalent to a percentage of the value of the average daily net assets of each Operating Victory Fund, at the following rates:

Victory Diversified Stock Fund                               0.65%
Victory Special Growth Fund                                  1.00%
Victory Stock Index Fund                                     0.60%

For the fiscal year ended October 31, 1997, the total operating expenses, and operating expenses before voluntary fee waivers, of each Operating Victory Fund were as follows:

                                                                     EXPENSE
                                                                     WAIVER OR
                                      NET         GROSS BEFORE      REIMBURSE
                                   EXPENSES         WAIVERS         -MENT
                                  (In Thousands)  (In Thousands)  (In Thousands)

Victory Diversified Stock Fund       $7,455         $7,455               $0
Victory Special Growth Fund           1,275          1,275                0
Victory Stock Index Fund              3,280         2,138             1,142

KAM has advised Key Mutual Funds that it no longer intends to waive or reimburse the fees and expenses of the Key Funds. As a result of the Reorganization and Liquidation, shareholders of the Key Stock Index Fund, SBSF Capital Growth Fund, and SBSF Fund will not be subject to higher total expense whether or not those Key Funds approve the Reorganization and Liquidation, although current expense reimbursements relating to all Key Mutual Funds will no longer limit expenses to former levels. See "Comparison of Fees and Expenses."

DISTRIBUTION, PURCHASE, AND REDEMPTION PROCEDURES


Key Funds. The Key Funds are sold at net asset value with no initial sales charge, contingent deferred sales charge ("CDSC"), or asset-based sales charges. See "Comparison of Fees and Expenses."

Victory Funds. Class A Shares of the Victory Funds (other than the three LifeChoice Funds) are subject to an initial sales charge on investments up to $1 million. However, on investments of $1 million or more, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. Each LifeChoice Fund and Investor Class Shares of the Victory Federal Money Market Fund are sold without an initial sales charge or asset-based sales charge and are available to certain financial institutions or individuals that meet minimum investment requirements. See "Information About the Funds."

Key Funds and Victory Funds. The redemption procedures of the Key Funds and the Victory Funds are similar. See "Information About the Funds."

You will not pay a sales charge as a result of the Reorganization and Liquidation. In addition, you will not pay a sales charge if you invest in additional shares of the Victory Funds after the Reorganization and Liquidation provided that you qualify for a waiver of the sales charge. Please refer to the prospectus of your particular Fund.

EXCHANGE RIGHTS

Key Funds. Shares of the Key Funds may be exchanged for shares of any series of Key Mutual Funds and series of Victory that are not subject to either an initial sales charge or a CDSC, without incurring a sales charge.

Victory Funds. Shares of the Victory Funds may be exchanged for shares of the same class of any other series of Victory without incurring a sales charge. See "Information About the Funds."

APPLICATIONS FOR EXEMPTIVE RELIEF

Key Mutual Funds, Victory, and KAM (the "Applicants") have applied for an order from the Commission that would permit the Funds to carry out the Reorganization and Liquidation, despite certain provisions of the federal securities laws which may be deemed to prohibit the transactions involved in the Reorganization and Liquidation. The Applicants have also applied for exemptive relief in order to be able to charge a sales load in accordance with the limits described in "Comparison of Fees and Expenses" and "Information About the Transaction - Application for Exemptive Relief."

OTHER CONSIDERATIONS

In the event that the shareholders of any Key Fund do not approve the Reorganization applicable to that Key Fund when voting separately as shareholders of that Key Fund, the Reorganization as respects that Key Fund will not proceed in the manner currently contemplated. In the event that the shareholders of one or more Key Funds approve a Reorganization when voting as shareholders of the respective Key Funds, but the shareholders of Key Mutual Funds voting together do not approve the Reorganization and Liquidation, the Reorganization may proceed as respects certain or all of those Key Funds approving the Reorganization, as determined by the Board, so long as so proceeding does not constitute a transfer of all or substantially all of the assets of Key Mutual Funds, and no dissolution of Key Mutual Funds can be affected until approved by the shareholders of Key Mutual Funds voting together. The Board will consider possible alternatives to the proposed Reorganization insofar as not approved. Shareholders have no right of appraisal, but they may continue to redeem their shares in accordance with the normal policies of Key Mutual Funds.

         This Synopsis is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, including information incorporated by reference from the accompanying prospectus of the Operating Victory Funds, and in the Plan attached to this Combined Prospectus/Proxy Statement as Exhibit A.

                       COMPARISON OF THE FUNDS' INVESTMENT
                         OBJECTIVES, POLICIES, AND RISKS

NEW VICTORY FUNDS AND CORRESPONDING KEY FUNDS

         The Plan provides for the reorganization of the KeyChoice Growth Fund, KeyChoice Income and Growth Fund, KeyChoice Moderate Growth Fund, Key Money Market Mutual Fund, and SBSF Convertible Securities Fund into the New Victory Funds. The New Victory Funds currently have no assets; they have been created for the sole purpose of receiving the assets of the corresponding Key Funds in the Reorganization and Liquidation and to continue their operations. Each New Victory Fund has an investment objective and investment policies which are the same in all material respects to the investment objective and policies of its corresponding Key Fund.

         As is the case with respect to the Key Funds, there is no assurance that the Victory Funds will achieve their respective investment objectives. The Victory Funds will seek to achieve their investment objectives by following substantially the same investment policies as the Key Funds. However, as described below in the section titled, "The New Victory Funds," the New Victory Funds will have certain investment limitations that are different from the corresponding Key Funds, as described below in the section titled, "The New Victory Funds."

OPERATING VICTORY FUNDS AND CORRESPONDING KEY FUNDS

         The current investment objectives, policies, and restrictions of the Operating Victory Funds are, in general, substantially similar to those of the corresponding Key Funds. There are, however, some differences, which are described below.

         VICTORY STOCK INDEX FUND AND KEY STOCK INDEX FUND. The investment objective of both the Victory Stock Index Fund and Key Stock Index Fund is to seek long-term capital appreciation by attempting to match the performance of the S&P 500 Index.

         Investment Policies. The following paragraphs summarize the investment policies of the Victory Stock Index Fund and Key Stock Index Fund.

o The Key Stock Index Fund and the Victory Stock Index Fund invest primarily in the equity securities that are in the S&P 500 Index and secondarily in stock index futures and options contracts. The Victory Stock Index Fund, unlike the Key Stock Index Fund, may invest in American Depository Receipts. The S&P 500 Index is composed of 500 common stocks chosen on the basis of market value and industry diversification.

o The Key Stock Index Fund and the Victory Stock Index Fund may, however, hold only a representative portion of the stocks in the S&P 500 Index due to the illiquidity of some stocks or other factors, such as diversification of the Key Stock Index Fund or the Victory Stock Index Fund. The Key Stock Index Fund and the Victory Stock Index Funds may compensate for the omission of certain stocks by purchasing stocks not included in the S&P 500 Index that are similar to those omitted if KAM believes those purchases will reduce "tracking error" (the difference between the Key Stock Index Fund or the Victory Stock Index Fund investment results (before expenses) and that of the S&P 500 Index).

o The Key Stock Index Fund and the Victory Stock Index Fund may invest in preferred stocks, investment-grade corporate debt securities, short-term debt obligations, and U.S. Government obligations. The Victory Stock Index Fund may invest in American Depository Receipts.

         Risk Factors. The risks of investing in the Victory Stock Index Fund, which are described below, are similar to the risks of investing in the Key Stock Index Fund. The Victory Stock Index Fund is subject to market risk (the chance that stock prices in general will decline, sometimes suddenly and sharply) and objective risk (the chance that the S&P 500 Index will suffer losses).

o Objective Risk. Because of the Victory Stock Index Fund's objective, securities may be purchased, retained, and sold by the Victory Stock Index Fund when such transactions would not be consistent with traditional investment criteria. For example, adverse performance will ordinarily not result in the elimination of a stock from the Victory Stock Index Fund's portfolio. The Victory Stock Index Fund will generally remain fully invested in common stocks even when stock prices are generally declining.

o Market Risk. The share price of the Victory Stock Index Fund may fluctuate within a wide range, so an investor could lose money over short or extended periods. The share price of the Victory Stock Index Fund is expected to be volatile, so investors should be able to sustain sudden and sometimes substantial fluctuations in the value of their investment.

o         Additional  Considerations.   In  addition,   brokerage  costs,  fees,
          operating expenses, and tracking errors may cause the Victory Stock Index Fund's total return to be lower than that of the S&P 500 Index.

         VICTORY SPECIAL GROWTH FUND AND SBSF CAPITAL GROWTH FUND. The investment objective of both the Victory Special Growth Fund and SBSF Capital Growth Fund is to seek capital appreciation. The following table summarizes the investment policies of the Victory Special Growth Fund and SBSF Capital Growth Fund.


INVESTMENT   POLICIES   OF  THE  VICTORY          INVESTMENT  POLICIES OF THE SBSF CAPITAL
SPECIAL GROWTH FUND                               GROWTH FUND

Under normal circumstances, at least 65%          The SBSF  Capital  Growth  Fund  invests
of the  Victory  Special  Growth  Fund's          primarily    in    small    to    medium
total  assets will be invested in equity          capitalization companies,  i.e., issuers
securities  of  companies   with  market          having a market  capitalization  of $200
capitalization  of $750  million or less          million to $1.5 billion,  but may invest
at the time of  purchase.  These  equity          in  companies  of any  size and may take
investments include:                              advantage of any investment  opportunity
                                                  with   attractive    long-term    growth
Common stock;                                     prospects,  including  preferred stocks,
Preferred stock;                                  convertible securities, and bonds.
Convertible preferred stock;
Debt   convertible   or   exchangeable            The SBSF  Capital  Growth  Fund seeks to
into  equity securities; and                      achieve its  objective  by  investing in
Securities convertible into common stock.         equity securities of companies which KAM
                                                  believes are likely to have rapid growth
The  Victory  Special  Growth  Fund  may          in earnings or cash flow.
invest up to 35% of its total  assets in
equity   securities  of  companies  with          The SBSF  Capital  Growth  Fund seeks to
market  capitalizations of approximately          invest in growth  oriented common stocks
$1 billion or more.                               of  domestic   corporations  and,  to  a
                                                  limited  extent,   foreign  corporations
The  Victory  Special  Growth  Fund  may          listed   on  any   national   securities
invest up to 35% of its total  assets in          exchange     or     traded     in    the
investment-grade debt securities.                 over-the-counter market.

The Victory Special Growth Fund may also          The  SBSF  Capital  Growth  Fund  is not
invest up to 5% of its  total  assets in          restricted  to  investments  in specific
lower-rated  debt  securities,  commonly          market  sectors  and may  invest  in any
referred to as "junk bonds."                      market sector.

         Risk Factors. The following paragraphs describe the additional risks involved with investing in the Victory Special Growth Fund, in comparison to the SBSF Capital Growth Fund.

o Small Capitalization Companies. Because of the Victory Special Growth Fund's undertaking to concentrate its investments in small capitalization companies, the Victory Special Growth Fund may have a larger portion of its assets invested in small capitalization companies than the SBSF Capital Growth Fund. The securities of small capitalization companies have historically experienced a greater degree of volatility than their large capitalization counterparts. Smaller capitalization companies may have limited product lines, markets, or financial resources, which may make them more susceptible to market and interest rate changes. Therefore, the securities of smaller capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies. In addition, small capitalization stocks as a group may not respond to general market rallies or downturns as much as other types of equity securities.

          Lower Rated Debt Securities. The Victory Special Growth Fund may invest up to 5% of its total assets in lower-rated debt securities, or "junk bonds," that have poor protection against default in the payment of principal and interest or which may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities, and they may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The SBSF Capital Growth Fund does not invest in these types of securities and accordingly investment in the SBSF Capital Growth Fund is not subject to this risk.

         VICTORY DIVERSIFIED STOCK FUND AND SBSF FUND. The investment objectives of the Victory Diversified Stock Fund and SBSF Fund are similar: the Victory Diversified Stock Fund seeks long-term growth of capital; the SBSF Fund seeks a high total return over the long term consistent with reasonable risk. The following table summarizes the investment policies of the Victory Diversified Stock Fund and the SBSF Fund.


Investment   Policies   of  the  Victory      Investment Policies of the SBSF Fund
Diversified Stock Fund

The  Victory   Diversified   Stock  Fund      The  SBSF  Fund  invests   primarily  in
pursues  its   objective   by  investing      common  stocks,  but also may  invest in
primarily    in   common    stocks   and      preferred stocks, securities convertible
securities   convertible   into   common      into  common  stocks,  and  fixed-income
stocks  issued by  established  domestic      securities.
and foreign companies.
                                              The  SBSF  Fund  invests  in  securities
KAM seeks to invest in securities issued      which  in the  opinion  of KAM  have the
by companies  that KAM  believes  either      potential  for capital  appreciation  in
represent investment value because their      excess of market averages during periods
market   prices  do  not  reflect  their      of market  strength while  attempting to
earnings  performance,  or  are  selling      preserve   capital   during  periods  of
below  historical  price   relationships      market weakness.
and/or    underlying    asset    values.
Investments are based on analysis by KAM      The  SBSF   Fund  may   invest   in  the
of cash flow, book value, dividend yield      securities  of  companies  that  possess
and   growth   potential,   quality   of      valuable    fixed    assets,    or   are
management,    adequacy   of   revenues,      undervalued   in  the   marketplace   in
earnings and capitalization,  and future      relation to such factors as the issuer's
relative   earnings  growth.   KAM  will      assets, earnings, or growth potential.
attempt to choose  investments which, in
the  aggregate,  provide  above  average      The  SBSF  Fund  is  not  restricted  to
dividend   yield   and   potential   for      investments   in  any  specific   market
appreciation.                                 sector or industry group.

Under  normal  conditions,  the  Victory
Diversified  Stock Fund invests at least
80% of the value of its total assets in common stocks and securities convertible or exchangeable into common stocks.

Under  normal  conditions,  the  Victory
Diversified Stock Fund may invest up to 20% of its total assets in:

o Investment-grade corporate debt
  securities;
o Short-term debt obligations; and
o U.S. Government obligations.

         Risk Factors. The risks of investing in the SBSF Fund are similar to the risks of investing in the Victory Diversified Stock Fund.

o Market and Objective Risk. The Victory Diversified Stock Fund is subject to market risk (the chance that stock prices in general will decline, sometimes suddenly and sharply) and objective risk (the possibility that pursuit of the investment objective will not yield substantial returns). In addition, because the Victory Diversified Stock Fund may have some exposure to securities of foreign issuers, the Fund may be subject to greater market risks than mutual funds that invest only in securities of U.S. issuers. For example, foreign investments may be unfavorably affected by changes in exchange rates. Foreign companies may not be subject to the same degree of reporting standards as U.S. companies. Investments in foreign securities may also be subject to local economic or political risks, such as political instability of foreign governments.

o Manager Risk. Because investments are based on KAM's evaluations of the value of companies relative to various factors, the performance of the Victory Diversified Stock Fund is directly dependent on the Victory Diversified Stock Fund's investment strategies and KAM's skill and proficiency in utilizing the strategies to target investment opportunities ("manager risk"). If KAM errs in its categorization of securities as undervalued, the Victory Diversified Stock Fund may not achieve its investment objective.

         It should be noted, however, that market risk, objective risk, and manager risk are common to all mutual funds, although the extent of such risks may vary between mutual funds or types of mutual funds.

                              THE NEW VICTORY FUNDS

         The New Victory Funds are being created for the purpose of effecting the Reorganization and Liquidation of the corresponding Key Funds and continuing their operations as series of Victory. After the Reorganization and Liquidation, the contractual investment advisory fees and total operating expense ratios for the New Victory Funds will be no higher than the current contractual investment advisory fees and total operating expense ratios of the KeyChoice Growth Fund, KeyChoice Income and Growth Fund, KeyChoice Moderate Growth Fund, Key Money Market Mutual Fund, and SBSF Convertible Securities Fund.

         The New Victory Funds, with the exception of the Victory Convertible Securities Fund, will have purchase, exchange, and redemption procedures that are substantially similar to the purchase, exchange, and redemption procedures of the corresponding Key Funds. The Victory Convertible Securities Fund, unlike the SBSF Convertible Securities Fund, will charge an initial sales charge on certain purchases. See "Information About the Funds."

         Because the New Victory Funds are, in effect, a continuation of the corresponding Key Funds, the New Victory Funds will be substantially the same in most material respects to the corresponding Key Funds. Three differences, however, are (1) that each New Victory Fund is a series of Victory, which is a Delaware business trust, whereas each Key Fund is a series of Key Mutual Funds, which is a Maryland corporation, (2) with the exception of two persons who serve on the Boards of both Victory and Key Mutual Funds, the Board of Trustees of Victory is composed of different persons than the Board of Directors of Key

Mutual Funds, and (3) several of the New Victory Funds will have investment restrictions that are slightly different from those of the Key Funds.

         With respect to investment restrictions regarding borrowing, the different restrictions between certain Key Funds, and the New Victory Funds are described as follows:


KEY FUNDS:                                                  NEW VICTORY FUNDS:

Currently,   for  the  KeyChoice  Growth  Fund,  KeyChoice  For  the  Victory   LifeChoice   Growth  Investor  Fund,
Moderate  Growth  Fund,  and  KeyChoice  Income and Growth  Victory  LifeChoice   Moderate  Investor  Fund,  Victory
Fund, the borrowing restriction states:                     LifeChoice  Conservative  Investor Fund, Victory Federal
                                                            Money Market Fund,  and Victory  Convertible  Securities
The above noted Key Funds  ("Funds") may not borrow money,  Fund, the borrowing restriction will state:
except   that  (a)  a  Fund  may   invest  in   Underlying
Portfolios  that have the authority to borrow money to the  None of the above  noted  Victory  Funds  ("Funds")  may
extent   permissible  under  applicable   regulations  and  borrow  money,  except that (a) each Fund may enter into interpretations  of the Investment Company Act of 1940, as  commitments  to purchase  securities in accordance  with amended  (the "1940  Act") or an  exemptive  order;  (b) a  its investment program,  including  delayed-delivery and
Fund may invest in  Underlying  Portfolios  (other  mutual  when-issued    securities    and   reverse    repurchase
funds)  that  borrow  money  from banks for  temporary  or  agreements,  provided  that the total amount of any such
emergency    purposes,    including   meeting   redemption  borrowing  does not exceed 33 1/3% of the  Fund's  total
requests,  in an amount not  exceeding  5% of the lower of  assets;   and  (b)  each  Fund  may  borrow   money  for
market  value or the cost of its total  assets at the time  temporary  or  emergency   purposes  in  an  amount  not
when  the  loan is  made,  in  which  case it may  pledge,  exceeding  5% of the  value of its  total  assets at the
mortgage,  or  hypothecate  any of its assets as  security  time   when   the   loan   is   made.   Any   borrowings
for such  borrowing,  but not to an extent greater than 5%  representing  more than 5% of a Fund's total assets must
of the  market  value  of its  assets;  and (c) a Fund may  be   repaid   before   the  Fund  may  make   additional
borrow money for  temporary  or  emergency  purposes in an  investments.
amount not  exceeding 10% of the value of its total assets
at  the  time  when  the  loan  is  made.  Any  borrowings
representing  more than 5% of a Fund's  total  assets must
be repaid before the Fund may make additional investments.

For the SBSF  Convertible  Securities  Fund and Key  Money
Market Mutual Fund:

Each of the Funds will not ordinarily borrow money, but each Fund reserves the right to borrow from banks, on a temporary basis, an aggregate amount of not more than 5% of the total asset value of the respective Fund at the time of borrowing. None of the Funds has a policy of limiting the uses for which borrowed funds may be used.

         EXPLANATION OF THE CHANGE AND TERMS DEFINED. Certain terms noted within the borrowing restriction of the New Victory Funds are defined as follows.

Delayed-delivery and when-issued securities are securities subject to settlement on a future date. The risk associated with delayed-delivery and when-issued securities is that the market value of the securities may change in the time between the purchase and delivery dates of the securities. An additional risk with these securities is that no interest accrues to the Fund during the time period prior to settlement. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for delayed-delivery and when-issued securities. Under a reverse repurchase agreement, a Fund would sell securities and agree to repurchase them at a mutually agreed date and price. Reverse repurchase agreements involve the risk that the market value of the securities may decline prior to the repurchase date. The cash proceeds of the sales may be invested in securities or other instruments. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such a decision. The New Victory Funds' borrowing restriction clarifies and modernizes the restriction on borrowing by treating borrowing for temporary or emergency purposes separately from other borrowing. The borrowing limits for non-temporary or non-emergency purposes would increase from 10% to 33 1/3% of a Fund's total assets. Borrowing for emergency purposes may be necessary to address unanticipated liquidation of Fund shares that exceed available cash. To increase flexibility, reverse repurchase agreements would not be used by a Fund for the purpose of leveraging, and would be subject to the 33 1/3% limitation (rather than 10%) of a Fund's total assets. Money borrowed will be subject to interest and other costs.

With respect to investment restrictions regarding restricted and illiquid securities, the differences between the SBSF Convertible Securities Fund and the Victory Convertible Securities Fund are described as follows:

SBSF   CONVERTIBLE    SECURITIES            VICTORY  CONVERTIBLE  SECURITIES
FUND:                                       FUND:

Currently,    for    the    SBSF            For  the   Victory   Convertible
Convertible Securities Fund, the            Securities        Fund       the
fundamental          restriction            non-fundamental      restriction
regarding     restricted     and            regarding     restricted     and
illiquid securities provides:               illiquid   securities   provides
                                            would provide:
The SBSF Convertible  Securities
Fund will not  invest  more than            The     Victory      Convertible
10% of its  total  assets in (i)            Securities  Fund will not invest
securities   restricted   as  to            more than 15% of its net  assets
disposition  under  the  Federal            in illiquid securities.
securities laws, (ii) securities
as to which there are no readily
available market quotations,  or
(iii) repurchase agreements with
a  maturity  in  excess of seven
days.

         EXPLANATION OF THE CHANGE AND TERMS DEFINED. The amount invested in illiquid securities would increase from 10% of the Fund's total assets to 15% of the Fund's net assets. Illiquid securities are securities that are not readily marketable or cannot be disposed of within seven days in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. KAM determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

         The change would standardize, among all Victory Funds within the same category (i.e., all money market funds and all non-money market funds), the applicable investment restriction, as well as modernize the restriction to reflect the current position of the Commission staff. In addition, the change from a fundamental to non-fundamental restriction would allow the Board of
Victory to amend the restriction in a timely manner without requiring shareholder approval. Thus, as a non-fundamental restriction, the policy of the Victory Convertible Securities Fund would give the Fund additional flexibility, because the Board of Victory may amend the restriction to meet the changing needs of the Victory Convertible Securities Fund or changes in applicable laws.

         It should be noted that approval of the Reorganization and Liquidation by shareholders shall be deemed acceptance by shareholders of the investment policies and restrictions of the New Victory Funds, which differ from those of certain Key Funds, as described above. Furthermore, if shareholders approve the Reorganization and Liquidation, shareholders will no longer have the opportunity to vote on the changes discussed above concerning the borrowing restrictions and investment in illiquid securities.

         In the event the Reorganization is not approved by shareholders of a Key Fund, the Board of Directors of Key Mutual Funds will consider what other course of action, if any, should be taken with respect to such Key Fund, which could include the adoption of a plan, upon shareholder approval, to liquidate such Key Fund or the resolicitation of shareholder proxies.

                         COMPARISON OF FEES AND EXPENSES

         The following tables summarize and compare the fees and expenses of the Key Funds and the corresponding class of the Victory Funds. These tables are intended to assist shareholders in comparing the various costs and expenses that shareholders indirectly bear with respect to an investment in the Key Funds and those that they can expect to bear indirectly as shareholders of the Victory Funds. Annual expenses may be more or less than those shown below.

                                                                                     Victory                   Victory
                                          KeyChoice     Victory       KeyChoice     LifeChoice   KeyChoice   LifeChoice
                                           Growth      LifeChoice     Moderate       Moderate    Income and Conservative
                                            Fund        Growth       Growth Fund  Investor Fund  Growth     Investor Fund
                                                     Investor Fund                                  Fund
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases  None(1)      None(1)        None(1)       None(1)      None(1)      None(1)
 (as a percentage of offering price)
  Sales Charge Imposed on Reinvested        None          None          None           None         None        None
  Dividends
         Deferred Sales Charge              None          None          None           None         None        None
         Redemption Fees                    None          None          None           None         None        None
         Exchange Fees                      None          None          None           None         None        None

ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF NET ASSETS)
  Management Fees (no waivers applicable)   0.20%        0.20%          0.20%         0.20%        0.20%        0.20%
  Rule 12b-1 Distribution Fees              0.00%        0.00%          0.00%         0.00%        0.00%        0.00%
  Other Expenses                            0.10%        0.10%          0.10%         0.10%        0.10%        0.10%
                                            -----        -----          -----         -----        -----        -----
  Total Fund Operating Expenses             0.30%        0.30%          0.30%         0.30%        0.30%        0.30%

                                                       Key Money      Victory Federal Money
                                                     Market Mutual         Market Fund         Key Stock    Victory Stock
                                                           Fund           Investor Class       Index Fund    Index Fund
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases               None                None                None          5.75%
  (as a percentage of offering price)
  Sales Charge Imposed on Reinvested Dividends            None                None                None          None
  Deferred Sales Charge                                   None                None                None          None
  Redemption Fees                                         None                None                None          None
  Exchange Fees                                           None                None                None          None


                                      -20-


ANNUAL FUNDS OPERATING EXPENSES
  (AS A PERCENTAGE OF NET ASSETS)
Management Fees (after waivers, if applicable)           0.00%(2)             0.00%(3)           0.00%(4)       0.45%(5)
Rule 12b-1 Distribution Fees                             0.00%                0.00%              0.00%          0.00%
Other Expenses                                           0.27%                0.27%              0.56%          0.11%
                                                         -----                -----              -----          -----
Total Fund Operating Expenses (after waivers)            0.27%(2)             0.27%(3)            0.56%(4)      0.56%(5)


                                                                             SBSF     Victory
                                                                          Convertible Convertible            Victory
                                               SBSF      Victory Special  Securities  Securities    SBSF     Diversified
                                             Capital       Growth Fund       Fund        Fund       Fund     Stock
                                           Growth Fund                                                         Fund
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on              None           5.75%          None       5.75%       None       5.75%
   Purchases
     (as a percentage of offering price)
  Sales Charge Imposed on Reinvested           None           None           None        None       None       None
   Dividends
  Deferred Sales Charge                        None           None           None        None       None       None
  Redemption Fees                              None           None           None        None       None       None
  Exchange Fees                                None           None           None        None       None       None

ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF NET ASSETS)
  Management Fees (no waivers applicable)     0.75%           1.00%          0.75%      0.75%       0.75%      0.65%
  Rule 12b-1 Distribution Fees                0.00%           0.00%          0.00%      0.00%       0.00%      0.00%
Other Expenses                                0.67%           0.40%          0.56%      0.50%       0.52%      0.40%
                                              -----           -----          -----      -----       -----      -----
  Total Fund Operating Expenses               1.42%           1.40%          1.31%      1.25%       1.27%      1.05%


(1) Although the KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income and Growth Fund ("KeyChoice Funds"), do not currently impose a sales charge, an application for exemptive relief has been filed with the Commission that would permit the KeyChoice Funds, and, if granted, the corresponding Victory LifeChoice Funds (Growth Investor, Moderate Investor, and Conservative Investor), to impose a maximum sales charge of 5.75% on purchases of shares. The decision to grant or deny the application is, however, solely within the discretion of the Commission.

(2) Without waivers, the Management Fee paid by the Key Money Market Mutual Fund would be 0.25% of the average daily net assets of the Fund, and Total Fund Operating Expenses would be 0.52% of the average daily net assets of the Fund.

(3) Without waivers, the Management Fee paid by the Victory Federal Market Mutual Fund would be 0.25% of the average daily net assets of the Fund, and Total Fund Operating Expenses would be 0.52% of the average daily net assets of the Fund.

(4) Without waivers, the Management Fee paid by the Key Stock Index Fund would be 0.10% of the average daily net assets of the Fund, and Total Fund Operating Expenses would be 0.66% of the average daily net assets of the Fund.

(5) Without waivers, the Management Fee paid by the Victory Stock Index Fund would be 0.60% of the average daily net assets of the Fund, and Total Fund Operating Expenses would be 1.16% of the average daily net assets of the Fund.

                                     EXAMPLE

         Using the above expenses, you would pay the following expenses on a $1,000 investment, assuming (1) five percent annual return and (2) full redemption at the end of each period:

--------------------------------------------------------------------------------
                                                                           10
                                               1 YEAR  3 YEARS  5 YEARS   YEARS
--------------------------------------------------------------------------------
KeyChoice Growth Fund                           $14      $45      $78      $170
Victory LifeChoice Growth Investor Fund         $14      $45      $78      $170
--------------------------------------------------------------------------------
KeyChoice Moderate Growth Fund                  $14      $43      $75      $165
Victory LifeChoice Moderate Investor Fund       $14      $43      $75      $165
--------------------------------------------------------------------------------
KeyChoice Income and Growth Fund                $14      $42      $73      $160
Victory LifeChoice Conservative Investor Fund   $14      $42      $73      $160
--------------------------------------------------------------------------------
Key Money Market Mutual Fund                     $3      $9       $15      $34
Victory Federal Money Market Fund                $3      $9       $15      $34
--------------------------------------------------------------------------------
Key Stock Index Fund                             $5      $16      $29      $66
Victory Stock Index Fund                        $63      $74      $87      $124
--------------------------------------------------------------------------------
SBSF Capital Growth Fund                        $14      $45      $78      $170
Victory Special Growth Fund                     $71      $99     $130      $216
--------------------------------------------------------------------------------
SBSF Convertible Securities Fund                $13      $42      $72      $158
Victory Convertible Securities Fund             $70      $95     $122      $200
--------------------------------------------------------------------------------
SBSF Fund                                       $13      $40      $70      $153
Victory Diversified Stock Fund                  $68      $89     $112      $178
--------------------------------------------------------------------------------

         The purpose of the table is to assist you in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. See "Information About the Funds" for a more complete discussion of annual operating expenses of the Funds. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        INFORMATION ABOUT THE TRANSACTION

         AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION. The Reorganization and Liquidation is subject to certain conditions described in the Plan. The Board of Directors of Key Mutual Funds may terminate the Plan with regard to any Key Fund at any time prior to the closing of the Reorganization and Liquidation without liability on the part of any Key Fund. Assuming satisfaction of the conditions of the Plan, the closing date for a Reorganization will be on March 16, 1998, or such other date or dates as is agreed to by the parties (each a "Closing Date"). The parties may agree to establish one or more Closing Dates for a Reorganization insofar as applicable to a particular Key Fund.

         The Board has approved the Plan which provides that on the Closing Date all, or substantially all, of the assets of or belonging to each Key Fund whose shareholders approve a Reorganization will be transferred to the corresponding Victory Fund in exchange for the issuance of full and fractional shares of the corresponding Victory Fund and the assumption by the corresponding Victory Fund of the liabilities belonging to the Key Fund. Each Key Fund will distribute the shares as received to the shareholders of that Key Fund, and the shares of the Key Fund will become void. Thus, each shareholder of the Key Fund approving a Reorganization will, at the time of the Reorganization as applicable to that Key Fund, become a shareholder of the corresponding Victory Fund and will receive the same dollar value in the Victory Fund shares as the shareholder held in shares of the Key Fund.

         For purposes of the Reorganization, the number of shares of each Victory Fund to be issued to the corresponding Key Fund will have an aggregate net asset value equal to the aggregate net asset value of the corresponding Key Fund as of the close of business on the business day preceding the Closing Date (the "Valuation Date"). Asset value determinations will be made in accordance with the valuation procedures set forth in the then-current prospectuses and statements of additional information of the Key Fund and the Victory Funds.

         On, or as soon as practicable after the Closing Date, each Key Fund will liquidate and distribute pro rata the shares of the corresponding Victory Fund received in the Reorganization as applicable to that Key Fund to its shareholders of record. Shareholders of record will be determined as of the close of business on the Valuation Date. The liquidation and distribution will be accomplished by establishing accounts on the share records of the Victory Funds in the name of the Key Fund shareholders, each account reflecting ownership of the respective number of shares of the Victory Funds due to each shareholder of the corresponding Key Fund. After the distributions in respect of each Key Fund, that Key Fund will be terminated.

         Shareholders of each Key Fund (other than Key Money Market Mutual Fund) will be issued Class A Shares of the corresponding Victory Fund. Shareholders of the Key Money Market Mutual Fund will be issued Investor Class Shares of the Victory Federal Money Market Fund.

         If the Reorganization is approved by shareholders of a Key Fund, Key Mutual Funds reserves the right on behalf of such Key Fund to sell portfolio securities and/or purchase other securities to the extent necessary so that the asset composition of each Key Fund is consistent with the investment policies and restrictions of the corresponding Victory Fund. Purchase and sale transactions would entail transaction costs borne by or belonging to the Key Fund and may also have tax consequences for shareholders. As of the date of this Combined Prospectus/Proxy Statement, however, Key Mutual Funds does not anticipate that any significant changes will need to be made to the portfolios of the Key Funds for these purposes.

         DESCRIPTION OF SHARES OF THE VICTORY FUNDS. Full and fractional shares of the Victory Funds will be issued to the shareholders of the Key Funds in accordance with the procedures under the Plan as described above. Each share will be fully paid and nonassessable by Victory when issued, transferable without restriction, and will have no preemptive or conversion rights.

         SALES CHARGES AND SHAREHOLDER SERVICE FEES. The Victory LifeChoice Growth Investor Fund, Victory LifeChoice Conservative Investor Fund, Victory LifeChoice Moderate Investor Fund, Victory Convertible Securities Fund, Victory Special Growth Fund, and Victory Stock Index Fund offer only Class A Shares. The Victory Diversified Stock Fund offers Class A Shares and Class B Shares. The Victory Federal Money Market Fund offers Investor Class Shares and Select Class Shares. Class A shares are offered at net asset value plus the applicable initial sales charge. The Victory Funds provide, however, a waiver of the sales charges on Class A shares, for which substantially all of the Key Fund shareholders will qualify. Class A Shares (except Class A Shares of the Victory Stock Index Fund) are subject to a shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the class. The Investor Class Shares of the Victory Federal Money Market Fund are available to certain institutions or individuals that meet minimum investment requirements, and are not subject to a shareholder servicing fee. See "Information About the Funds."

         DESCRIPTION OF SHARES OF THE KEY FUNDS. The Key Mutual Funds offer one class of shares with no sales charges, redemption fees, or exchange fees. See "Comparison of Fees and Expenses."

         EXPENSES. Each Reorganization will be effected for each Key Fund shareholder at net asset value without the imposition of any sales charges. Expenses otherwise incurred by the Funds in connection with the transactions will be borne by each Fund. In accordance with the policies of the Victory Funds, no new certificates for the Victory Fund shares will be issued.

         SHAREHOLDER APPROVAL. Approval of the Reorganization and Liquidation requires the approval at the Meeting of each Key Fund voting separately as a series and the approval at the Meeting of the shareholders of Key Mutual Funds (i.e. the shareholders of all of the Key Funds) voting together as a single class. Approval of the Reorganization with respect to each Key Fund voting separately as a series requires the affirmative vote of a "majority of the outstanding voting securities" of that Key Fund, where a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the voting securities of the Key Fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Key Fund are present or represented by proxy, or (ii) more than fifty percent of the outstanding voting securities of the Key Fund. To the extent which the Reorganization as applicable to one or more Key Funds and results in the transfer of all or substantially all of the assets of Key Mutual Funds, the approval of such transfer will also require the affirmative vote of a majority of shares of Key Mutual Funds issued and outstanding on the Record Date, voting together as a single class.

         In the event that the shareholders of any Key Fund do not approve the Reorganization by the requisite vote when voting separately as a series, the Reorganization as respects that Key Fund will not proceed in the manner currently contemplated. In the event that the shareholders of one or more Key Funds approve the Reorganization by the requisite vote when voting separately as a series, but the shareholders of Key Mutual Funds voting together as a single class do not approve the Reorganization as applicable to the several Key Funds and the resulting transfer of all or substantially the assets of Key Mutual Funds by the requisite vote, the Reorganization may proceed as respects certain or all of those Key Funds approving the Reorganization when voting separately as a series, so long and insofar as so proceeding does not constitute a transfer of all or substantially all of the assets of Key Mutual Funds, and no dissolution of Key Mutual Funds can be effected unless and until the requisite vote of the shareholders of Key Mutual Funds voting together as a single class is obtained. In such event, the Board reserves the right to determine those Key Funds as respects which a Reorganization will and will not then proceed. In addition, the Board will consider possible alternatives to the Reorganization and the Reorganization and Liquidation.

         Each Board may terminate the Plan at any time prior to the closing of the transaction.

         FEDERAL INCOME TAX CONSEQUENCES. It is a condition to the obligations of Key Mutual Funds and Victory to consummate the Reorganization and Liquidation that they receive an opinion from Kramer, Levin, Naftalis & Frankel, counsel to Victory, in form and substance reasonably satisfactory to each of them, substantially to the effect that, for federal income tax purposes, with respect to each Key Fund and its corresponding Victory Fund: (1) the transfer by the Key Fund of substantially all of its assets to the Victory Fund in exchange for shares of the Victory Fund and the assumption by the Victory Fund of the liabilities of or belonging to the Key Fund, and the subsequent liquidation of the Key Fund pursuant to the Plan, will constitute a reorganization within the meaning of section 368(a)(l) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Key Fund and the Victory Fund will each be "a party to a reorganization" within the meaning of section 368(b) of the Code; (2) the Key Fund will not recognize any gain or loss as a result of the Reorganization; (3) the Victory Fund will not recognize any gain or loss on the receipt of the assets of the Key Fund in exchange for shares of the Victory Fund and the assumption of the liabilities of the Key Fund; (4) the shareholders of the Key Fund will not recognize any gain or loss on the exchange of their shares of the Key Fund for shares of the Victory Fund in the Reorganization; (5) the aggregate tax basis of the shares of the Victory Fund received by each shareholder of the Key Fund will be the same as the aggregate tax basis of the shares of the Key Fund exchanged therefor; (6) the Victory Fund's adjusted tax bases in the assets received from the Key Fund in the Reorganization will be the same as the adjusted tax bases of such assets in the hands of the Key Fund immediately prior to the Reorganization; (7) the holding period of each former shareholder of the Key Fund in the shares of the Victory Fund received in the Reorganization will include the period during which such shareholder held the Key Fund shares exchanged therefor, if such shares were held as a capital asset at the time of Reorganization; and (8) the Victory Fund's holding periods in the assets received from the Key Fund in the Reorganization will include the holding periods of such assets in the hands of the Key Fund immediately prior to the Reorganization. Such opinion will be based upon facts existing at the closing of the Reorganization and upon then-current law and, in rendering the opinion, counsel will rely upon various assumptions and representations made by Key Mutual Funds, Victory, and KAM as of such time.

         Key Mutual Funds and Victory have not sought and will not seek a ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization, but will act in reliance upon the opinion of counsel discussed in the preceding paragraph. Such opinion is not binding on the IRS or any court and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable state and local income tax consequences.

         CAPITALIZATION. Under the Plan, three of the Key Funds would be reorganized into three Operating Victory Funds, and five of the Key Funds would be reorganized into five New Victory Funds that are being created by Victory and will have nominal assets and liabilities on the Closing Date. The following table sets forth, as of October 31, 1997, (i) the capitalization of each of the three Key Funds that would be reorganized into Operating Victory Funds; (ii) the capitalization of each of the corresponding Operating Victory Funds involved; and (iii) the pro forma capitalization of each of the Operating Victory Funds as adjusted to give effect to each Reorganization of the foregoing Key Funds. The capitalization of each Key Fund and Operating Victory Fund is likely to be different at the Closing as a result of daily share purchase and redemption activity in the Key Funds' and Operating Victory Funds' as well as the effects of their other ongoing operations. Because the other five Key Funds are to be reorganized into the New Victory Funds, which will have nominal assets and liabilities before the Reorganization, information on the capitalization of these other Key Funds and New Victory Funds is not presented.

                            PRO FORMA CAPITALIZATION
                            (As of October 31, 1997)
                                 (In Thousands)

         The  table  below  reflects   current  and  pro  forma   capitalization
information for the combination of the Key Stock Index Fund with the Victory Stock Index Fund.

                                   Total Net Assets          Shares Outstanding
                                   ----------------          ------------------
Key Stock Index Fund                    $37,116                     2,807
Victory Stock Index Fund                465,015                    24,807
Pro Forma Combined                      502,131                    26,787

         The  table  below  reflects   current  and  pro  forma   capitalization
information for the combination of the SBSF Capital Growth Fund and Victory Special Growth Fund.

                                   Total Net Assets          Shares Outstanding
                                   ----------------          ------------------
SBSF Capital Growth Fund                $42,674                     3,650
Victory Special Growth Fund             104,565                     6,420
Pro Forma Combined                      147,239                     9,040

         The  table  below  reflects   current  and  pro  forma   capitalization
information for the combination of the SBSF Fund and Victory Diversified Stock Fund.

                                   Total Net Assets          Shares Outstanding
                                   ----------------          ------------------
SBSF Fund                               $93,689                     5,078
Victory Diversified Stock Fund          792,468                    44,638
Pro Forma Combined                      886,157                    49,913

         APPLICATION FOR EXEMPTIVE RELIEF. As of December 26, 1997, SNBOC and Company ("SNBOC") and Key Trust Company of Ohio, N.A. ("Key Trust"), which are affiliates of KAM, held shares of each of the following Victory and Key Funds as record holder for the benefit of various customers (including employees of KeyCorp and its affiliates) noted below. Because SNBOC owns in excess of 5% of the outstanding voting securities of the Victory and Key Funds set out below, SNBOC may be deemed to be an affiliate of the Victory and Key Funds. In addition, because SNBOC owns in excess of 25% of the outstanding voting securities of the Victory and Key Funds, it may be deemed to be a control person of those Funds. As a consequence of SNBOC's ownership of shares in the Victory and Key Funds, such Funds may be deemed affiliated persons of each other for reasons not based solely on their common adviser, KAM. Thus, the transfer of assets contemplated by the Plan may be prohibited by the 1940 Act.

                                                              % OF TOTAL
                  FUND                                  OUTSTANDING SHARES

         Victory Stock Index Fund                               97.97%
         Victory Special Growth Fund                            98.32%
         Victory Diversified Stock Fund                         83.65%
         Key Stock Index Fund                                   94.47%
         KeyChoice Growth Fund                                  99.11%
         KeyChoice Moderate Growth Fund                         98.56%
         KeyChoice Income and Growth Fund                       97.98%
         SBSF Convertible Securities Fund                       10.12%
         SBSF Capital Growth Fund                               72.07%

         The 1940 Act provides, however, that the Commission may issue an order granting an exemption from the affiliated transaction prohibitions if, among other requirements, evidence establishes that (1) the terms of the proposed transaction, including the consideration to be paid or received, are reasonable and fair and do not involve overreaching on the part of any person concerned;
(2) the proposed transaction is consistent with the investment policies of each fund involved; and (3) the proposed transaction is consistent with the general purposes of the 1940 Act. Key Mutual Funds, Victory, and KAM have filed an application with the Commission for such an order, and Key Mutual Funds and Victory believe that the applicants meet the applicable standards for the receipt of the order. However, there can be no assurance that the Commission will issue the order. Key Mutual Funds and Victory do not intend to effect the Reorganization and Liquidation without receiving such an order.

                           REASONS FOR THE TRANSACTION

         On December 2, 1997, the Board of Directors of Key Mutual Funds unanimously approved the proposed Plan and the transactions contemplated therein, subject to shareholder approval. The Board of Directors voted to approve the Reorganization because the Board believed that the opportunity for shareholders of the Key Funds to become shareholders of the Victory Funds would provide them with substantial advantages. The Board of Directors of Key Mutual Funds and the Board of Trustees of Victory, including a majority of the directors and trustees on each Board who are not "interested persons" (as defined by the 1940 Act) of Key Mutual Funds or Victory, have determined that participation in the transaction is in the best interests of the Key Funds and Victory Funds and that the interests of the existing shareholders of the Key Funds and Victory Funds will not be diluted as a result of effecting the Reorganization and Liquidation.

         The Directors considered various factors in reaching their decision to approve and to recommend to the shareholders of the Key Funds that they approve the Reorganization and Liquidation. The Directors considered the efficiency of the present arrangement in which Key Mutual Funds and Victory operate as separate entities within the same complex of mutual funds. The Directors believe that the Reorganization and Liquidation could simplify the marketing of the funds as a whole. The Directors also believe that Victory's ability to promote the Victory Funds to a large marketing base, particularly through Victory's selected broker-dealer distribution network, is expected to enhance the asset growth potential of the current Key Funds. The Directors anticipate that such growth and the elimination of certain redundancies in the administration and operation of the Funds will result in economies of scale that will benefit the shareholders in the form of lower expense ratios.

         The Directors considered the terms and conditions of the Plan and that the Reorganization will be accomplished by transferring the assets of the KeyChoice Growth Fund, KeyChoice Income and Growth Fund, KeyChoice Moderate Growth Fund, Key Money Market Mutual Fund, and SBSF Convertible Securities Fund to New Victory Funds with substantially identical investment policies and objectives. The Directors considered that the investment objective of each Operating Victory Fund is similar to that of the comparable Key Mutual Fund in all material respects. The Directors further considered that KAM will continue to provide investment advisory services to the Victory Funds, thereby affording shareholders continuity of management with respect to the portfolios.

         The Directors considered that there will be no sales charge imposed in effecting the Reorganization. In addition, by keeping the Key Funds together within the same complex of funds, shareholders will benefit from the ability to make exchanges among the Funds without incurring sales charges, and to make exchanges without incurring sales charges within a larger universe of related mutual funds. Also considered was the fact that the Reorganization is intended to qualify as a tax-free exchange.

         The Directors considered KAM's intention to discontinue waiving some or all fees and reimbursing expenses of the Key Funds and compared the actual expense structures of the Funds for the most recent fiscal year, without voluntary fee waivers and expense reimbursements, to anticipated expenses of the Victory Funds. The Directors expect that the current shareholders of the Key Funds, as shareholders of the Victory Funds, will be subject to expenses that are no higher than the current expenses of the Key Funds, and that are no higher than the Key Funds' expenses without waiver or reimbursement from KAM.

         Among the other factors considered by the Directors were: (i) that BISYS Fund Services, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, will continue to serve as administrator and distributor of the Funds; and (ii) that Key Trust Company of Ohio, National Association will continue to serve as custodian of the Funds.

                           INFORMATION ABOUT THE FUNDS

         INVESTMENT ADVISORY AGREEMENTS. KAM serves as investment adviser to the Key Funds under three separate investment advisory agreements: (i) an investment advisory agreement dated April 5, 1995, on behalf of the Key Money Market Mutual Fund, SBSF Capital Growth Fund, SBSF Convertible Securities Fund, and SBSF Fund, between Key Mutual Funds and KAM; (ii) an investment advisory agreement dated July 1, 1996, on behalf of the Key Stock Index Fund, between Key Mutual Funds and KAM; and (iii) an investment advisory agreement dated December 16, 1996, on behalf of the KeyChoice Growth Fund, KeyChoice Income and Growth Fund, and KeyChoice Moderate Growth Fund, between Key Mutual Funds and KAM. KAM serves as investment adviser to the Victory Funds under an investment advisory agreement dated March 1, 1997 between KAM and Victory, on behalf of the Victory Funds (including the Victory Stock Index Fund, Victory Special Growth Fund, and Victory Diversified Stock Fund). KAM will also serve as investment adviser to the New Victory Funds (the Victory LifeChoice Growth Investor Fund, Victory LifeChoice Conservative Investor Fund, Victory LifeChoice Moderate Investor Fund, Victory Federal Money Market Fund, and Victory Convertible Securities
Fund), pursuant to an investment advisory agreement.

         The investment advisory agreement between KAM and Key Mutual Funds relating to the Key Stock Index Fund contains terms that are materially the same as those set forth in the investment advisory agreement between KAM and Victory on behalf of the Victory Stock Index Fund.

         The Victory LifeChoice Growth Investor Fund, Victory LifeChoice Conservative Investor Fund, and Victory LifeChoice Moderate Investor Fund have been created by Victory to carry on the operations of the corresponding Key Funds. Each corresponding Key Fund has been constructed as a "fund of funds," which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Portfolios"). The investment advisory agreement between KAM and Victory relating to the Victory LifeChoice Growth Investor Fund, Victory LifeChoice Conservative Investor Fund, and Victory LifeChoice Moderate Investor Fund is identical in all material respects to the investment advisory agreement between Key Mutual Funds and KAM relating to the corresponding Key Funds. Both investment advisory agreements allow KAM to invest in Underlying Portfolios and to otherwise operate each fund as a "fund of funds."

         The investment advisory agreement between KAM and Key Mutual Funds on behalf of the Key Money Market Mutual Fund, SBSF Capital Growth Fund, SBSF Convertible Securities Fund, and SBSF Fund contains terms that are similar to those contained in the investment advisory agreement of the corresponding Victory Funds. In general, there are two differences between the investment advisory agreements. The investment advisory agreement between KAM and Victory provides that KAM may delegate a portion of its responsibilities to an investment sub-adviser affiliated with KAM. In addition, the investment advisory agreement between KAM and Victory provides that KAM may render services through its own employees or through the employees of one or more affiliated companies that are qualified to act as investment adviser to the Victory Funds and are under the common control of KAM as long as all such persons are functioning as part of an organized group of persons that is managed by authorized officers of KAM. In addition, the investment advisory agreement between KAM and Victory recognizes that trades may be executed through an affiliated broker-dealer, although such trades are also permitted under the investment advisory agreement between KAM and Key Mutual Funds. With respect to the selection of brokers or dealers, the investment advisory agreement between KAM and Victory provides that KAM shall use its best efforts to select brokers or dealers to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Victory Funds. In assessing the best overall terms available for any transaction, KAM considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to KAM, and the reasonableness of the commission.

         Under the investment advisory agreement between Victory and KAM, KAM is entitled to receive a fee calculated as a percentage of the average daily net assets of the Victory Funds, computed daily and paid monthly, at the following annual rates:

                                                                     ANNUAL RATE OF ADVISORY FEES
OPERATING VICTORY FUNDS                                           (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
 Victory Stock Index Fund                          0.60%
 Victory Special Growth Fund                       1.00%
 Victory Diversified Stock Fund                    0.65%

                                                                   ANNUAL RATE OF ADVISORY FEES
NEW VICTORY FUNDS                                                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
 Victory LifeChoice Growth Investor Fund           0.20%
 Victory LifeChoice Conservative Investor Fund     0.20%
 Victory LifeChoice Moderate Investor Fund         0.20%
 Victory Federal Money Market Fund                 0.25%
 Victory Convertible Securities Fund               0.75%

         Under the investment advisory agreements between KAM and Key Mutual Funds, KAM is entitled to receive a fee calculated as a percentage of the average daily net assets of the Key Funds, computed daily and paid monthly, at the following annual rates:

                                      ------------------ ------------------ ------------------ ------------------
                Key Fund               *Advisory Fees    Gross Dollars Due       WAIVED               Net
                                      ------------------ ------------------ ------------------ ------------------
Key Stock Index Fund                              0.10%         $27,585.16         $27,585.16              $0.00
SBSF Convertible Securities Fund                  0.75%         595,736.75               0.00         595,736.75
SBSF Capital Growth Fund                          0.75%         290,732.60               0.00         290,732.60
SBSF Fund                                         0.75%         760,259.20               0.00         760,259.20
Key Money Market Fund                             0.25%         277,325.72         277,325.72               0.00
KeyChoice Growth Fund                             0.20%           6,257.72             127.60           6,129.74
KeyChoice Moderate Growth Fund                    0.20%           7,588.95           1,023.51           6,565.44
Keychoice Income & Growth Fund                    0.20%           4,449.98             138.51           4,311.47
                                                  -----           --------             ------           --------
                                                  3.20%       1,969,935.69         306,200.50       1,663,735.20

*  Annual Rate of Advisory Fees (as a percentage of average daily net assets).

         The New Victory Funds are subject to the same level of investment advisory fees as the corresponding Key Funds. Shareholders of the Key Stock Index Fund and SBSF Capital Growth Fund will be subject to a higher level of contractual investment advisory fees as shareholders of the Victory Stock Index Fund and Victory Special Growth Fund, but shareholders of the SBSF Fund will be subject to lower advisory fees as shareholders of the Victory Diversified Stock Fund. By virtue of the higher contractual advisory fee earned on Victory Stock Index Fund and Victory Special Growth assets, KAM may be deemed to have a interest in the Reorganization that is materially adverse to the interest of shareholders. However, the total operating expenses of the Victory Stock Index Fund will be no higher than that of the Key Stock Index Fund, while the total operating expenses of the Victory Special Growth Fund, and Victory Diversified Stock Fund, will be lower than the expenses of the SBSF Capital Growth Fund and the SBSF Fund.

         KAM is a New York corporation that is registered as an investment adviser with the Commission. KAM is a wholly owned subsidiary of KeyBank, National Association which is a wholly owned subsidiary of KeyCorp, one of the largest financial services holding companies in the United States. KAM and its affiliates managed approximately $57 billion as of September 30, 1997 for numerous clients, including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net-worth individuals, and mutual funds.

         The  following  persons are directors  and/or  senior  officers of KAM:
William G. Spears, Chairman, Chief Operating Officer, and Senior Managing Director; Richard J. Buoncore, Director, President, Chief Operating Officer, and Senior Managing Director; Anthony Aveni, Director, Chief Investment Officer, and Senior Managing Director; William J. Blake, Secretary; Vincent Farrell,
Director, Chief Investment Officer, and Senior Managing Director; James D. Kacic, Treasurer, Chief Financial Officer, and Managing Director. The business address of each of the directors and officers is 127 Public Square, Cleveland, Ohio 44114.

         No directors or senior officers of Key Mutual Funds are affiliated with KAM.

         DISTRIBUTION  PLANS.  Key Mutual Funds has adopted a distribution  plan

(the "Key Distribution Plan") for the Key Funds, except the Key Stock Index Fund, pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1"). No separate payments are authorized to be made by the Key Funds under the Key Distribution Plan. Rather, the Key Distribution Plan provides that to the extent any portion of the fees payable under the shareholder servicing plan of the Key Funds or any shareholder servicing agreement in connection with the Key Funds are deemed to be for services primarily intended to result in the sale of Key Fund shares, such fees are deemed approved and may be paid pursuant to the Key Distribution Plan and in accordance with Rule 12b-1.

         Victory has adopted a distribution and service plan (the "Victory Distribution Plan"), similar to the Key Distribution Plan, for each of the New Victory Funds. No separate payments are authorized to be made by the New Victory Funds under the Victory Distribution Plan. Like the Key Distribution Plan, the Victory Distribution Plan provides that to the extent any portion of the fees payable under the shareholder servicing plan of the Victory Funds or any shareholder servicing agreement in connection with the Victory Funds are deemed to be for services primarily intended to result in the sale of Victory Fund shares, such fees are deemed approved and may be paid pursuant to the Victory Distribution Plan and in accordance with Rule 12b-1. The Operating Victory Funds have not adopted a Rule 12b-1 distribution plan.

         SHAREHOLDER SERVICES PLANS. Key Mutual Funds has adopted a shareholder servicing plan for the Key Funds, except the Key Stock Index Fund, under which each Key Fund may pay to BISYS, an affiliate of KAM, or financial institutions that provide certain services to the Funds (and that have signed shareholder service agreements), a shareholder services fee at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to BISYS or the financial institution.

         Victory has adopted a shareholder servicing plan for the Victory Funds, with the exceptions being the Victory Stock Index Fund and the Investor Class of the Victory Federal Money Market Fund. Shareholder servicing agents perform a number of services for their customers who are shareholders of the Victory Funds. For these services each Victory Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of each class of its shares serviced by the agent. The Victory Funds (except the Victory Stock Index Fund) have agreements with various shareholder servicing agents, including KeyBank, National Association and its affiliates, other financial institutions, and securities brokers.

         ADMINISTRATOR AND DISTRIBUTOR. BISYS serves as the administrator, distributor, and fund accountant for the Key Funds and Victory Funds pursuant to administration, distribution, and accounting agreements with Key Mutual Funds and Victory.

         BISYS, as administrator of the Key Funds and Victory Funds, generally assists in all aspects of each Fund's administration and operation. For expenses incurred and services provided as administrator of the Key Funds, BISYS receives an annual fee, computed daily and payable monthly, of 0.01% of the average daily net assets of each of the KeyChoice Growth Fund, KeyChoice Income and Growth Fund, and KeyChoice Moderate Growth Fund, and 0.25% of the average daily net assets of each of the Key Money Market Mutual Fund, Key Stock Index Fund, SBSF Capital Growth Fund, SBSF Convertible Securities Fund, and SBSF Fund up to $50,000,000, and 0.15% of such assets greater than $50,000,000.

         For expenses incurred and services provided as administrator of the Victory Funds, BISYS receives a fee at the following annual rate based on each Victory Fund's average daily net assets:

         0.15% for portfolio  assets up to $300 million;
         0.12% for the next $300 million of portfolio assets; and

         0.10% for portfolio assets in excess of $600 million.

After the Reorganization and Liquidation, BISYS will continue to serve as administrator of the Victory Funds. BISYS, as administrator, may periodically waive all or a portion of its administration fees due from a Fund.

         BISYS also serves as distributor of the Key Funds and Victory Funds. BISYS does not charge the Funds a fee for its services as distributor, but receives sales charges paid by shareholders. Under its distribution agreements with Key Mutual Funds and Victory, BISYS may provide sales support, including cash or other compensation to dealers for selling shares of the Funds. Payments may be in the form of trips, tickets, and/or merchandise offered through sales contests. BISYS does this at its own expense and not at the expense of any Fund or its shareholders. BISYS will continue as distributor of the Victory Funds after the Reorganization and Liquidation.

         SUB-ADMINISTRATOR. KAM serves as sub-administrator of the Victory Funds. For its services as sub-administrator of the Victory Funds, BISYS pays KAM an annual fee of up to 0.05% of the average daily net assets of the Victory Funds. The Key Funds do not have a sub-administrator.

         DIVIDENDS AND DISTRIBUTIONS. The dividend and distribution policy of each Key Fund is identical to the policy of the corresponding Victory Fund. Net income earned on securities owned by the Victory Federal Money Market Fund and Key Money Market Mutual Fund accrue daily, are declared daily, and are paid monthly. All of the other Key and Victory Funds declare and pay dividends from their net investment income quarterly. Any net capital gains realized by the Key and Victory Funds are paid as dividends at least annually. The Victory Funds declare and pay dividends separately for Class A, Class B, Investor Class, and Select Class Shares.

         The Victory Funds and Key Funds provide investors five identical dividend distribution options. If a shareholder does not choose an option on his or her Account Application, his or her income and capital gain dividends, if any, are automatically reinvested in additional shares of the particular Victory or Key Fund in which such shareholder owns shares in at the net asset value of the Fund as of the day after the record date of the distribution.

         The dividend distribution option elected by shareholders of the Key Funds will carry over to their accounts as shareholders with the Victory Funds. The election may be changed by writing Boston Financial Data Services, Inc. ("BFDS"), Two Heritage Drive, Quincy, Massachusetts 02171, or by calling 800-KEY-FUND (800-539-3863), and will become effective with regard to dividends having record dates after receipt of the request by BFDS.

         In accordance with the requirements imposed by the Code upon regulated investment companies such as the Victory and Key Funds, it is each Victory and Key Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses). For federal income tax purposes, shareholders will be treated in the same manner whether distributions are received in cash or reinvested in additional shares of a Victory or Key Fund.

         PURCHASE PROCEDURES. Shares of the Key Funds and Victory Funds are sold on a continuous basis at net asset value per share, plus any applicable initial sales charge. The Key Mutual Funds each offer one class of shares with no initial sales charge.

         The Victory Funds offer different classes of shares, which have varying purchase procedures, sales charges, and ongoing fees. Investor Class Shares and Select Class Shares of the Victory Funds are not subject to an initial sales charge or CDSC. Class A Shares of the Victory Funds are sold at net asset value per share plus an initial sales charge which varies depending upon the amount purchased. As noted previously, substantially all of the Key Fund shareholders will qualify for a waiver of the sales charges on Class A shares.

         EXCHANGE RIGHTS. The exchange rights of both the Key Funds and Victory Funds are similar. Shares of a Key Fund may be exchanged, without the imposition of a sales charge, for shares of any other series of Key Mutual Funds and for shares of any series of Victory that is not subject to either a front-end sales charge or CDSC. Shares of a Victory Fund may be exchanged, without the imposition of a sales charge, for shares of any other series of Victory that are of the same class as the shares being exchanged.

         REDEMPTION PROCEDURES. The Key Funds and Victory Funds offer identical redemption features pursuant to which proceeds of a redemption are remitted to shareholders. Shareholders of the Key Funds and Victory Funds may redeem shares by mail, telephone, or wire.

         GENERAL. Each Victory Fund differs from its corresponding Key Fund in that each Victory Fund is a series of Victory, which is a Delaware business trust organized on December 6, 1995, whereas Key Mutual Funds is a Maryland corporation that was incorporated on May 26, 1983. In addition, with the exception of two persons who serve on the Boards of both Victory and Key Mutual Funds, the Board of Trustees of Victory is composed of different persons than the Board of Directors of Key Mutual Funds.

         Each Victory Fund is a separate series of Victory and, as such, has similar rights under the Trust Instrument of Victory and applicable Delaware law. Shares of each class of the Victory Funds participate equally in dividends and distributions attributable to such class, including any distributions in the event of a liquidation. Each share of a series of Victory is entitled to one vote for all purposes. Shares of all series of Victory vote for the election of Trustees and on any other matter that affects each series in substantially the same manner, except as otherwise required by law. As to matters that affect each series differently, such as approval of an investment advisory agreement, shares of each series vote as a separate series. In addition, on matters that affect the classes of a series differently, shares of each class vote separately. Delaware law does not require registered investment companies, such as Victory or its series, to hold annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees. Victory indemnifies trustees and officers to the fullest extent permitted under federal and Delaware law.

                             ADDITIONAL INFORMATION

         This Combined Prospectus/Proxy Statement and the Related Statement of Additional Information do not contain all of the information set forth in the registration statement and the exhibits relating thereto filed by Victory with the Commission under the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made.

         Information about the Operating Victory Funds is included in its prospectuses dated March 1, 1997, as supplemented, and in the annual report of the Victory Funds dated October 31, 1997, copies of which are included herewith and incorporated by reference herein. Additional information about the Operating Victory Funds is included in the Statement of Additional Information dated March 1, 1997, as supplemented, which has been filed as part of the Related Statement of Additional Information of this Combined Prospectus/Proxy Statement, dated _______, 1998 and is incorporated by reference.

         The Victory and Key Funds are subject to the informational requirements of the 1940 Act and the regulations thereunder and in accordance therewith file proxy material, reports, and other information with the Commission. These documents and other information can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

                     INFORMATION RELATING TO VOTING MATTERS

         GENERAL INFORMATION. This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of Key Mutual Funds for the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Representatives of KAM and its affiliates, Key Mutual Funds and service contractors retained by Key Mutual Funds, may contact shareholders directly to discuss the Proposal set forth herein, and may also solicit proxies by telephone, telegraph, or personal interview. The estimated costs of solicitation of proxies are expected to be approximately $75,000 in the aggregate for the Key Funds and will be borne by KAM, BISYS, and the Key Funds. The expenses charged to the Key Funds will be charged to each Key Fund in proportion to the number of shareholders of each Key Fund. It is anticipated that banks, broker-dealers, KAM and other institutions will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. Victory and Key Mutual Funds may, upon request, reimburse banks, broker-dealers, and other institutions for their expenses in forwarding proxy materials to beneficial owners.

         Only shareholders of record of the Key Funds at the close of business on December 26, 1997 (the "Record Date"), will be entitled to vote at the Meeting. As of the Record Date, each of the Key Funds had the number of shares issued and outstanding set forth below, each share being entitled to one vote:

                           FUND NAME                   TOTAL SHARES OUTSTANDING

                   *Key Stock Index Fund                       2,964,790.618
                   *SBSF Fund                                  5,852,343.790
                   *SBSF Capital Growth Fund                   3,602,038.989

                  **Key Money Market Fund                    278,683,431.430
                  **SBSF Convertible Securities Fund           8,472,421.641
                  **KeyChoice Growth Fund                        681,719.768
                  **KeyChoice Moderate Growth Fund               704,548.390
                  **KeyChoice Income & Growth Fund               845,189.710

*      Key Fund that will be reorganized into an Operating Victory Fund
**     Key Fund that will be reorganized into a New Victory Fund

         As of December 26, 1997, the Directors and officers of Key Mutual Funds, as a group, owned less than 1% of the outstanding shares of each Key Fund. To the best of the knowledge of the Key Funds, the following shareholders beneficially owned 5% or more of the outstanding shares of the Key Funds and Operating Victory Funds as of December 26, 1997:

======================================================================================================================
                                                                    PERCENT OF CLASS OWNED    PERCENT OF CLASS OWNED
          FUND                        NAME AND ADDRESS                     OF RECORD              OF RECORD AND
                                                                                                   BENEFICIALLY
======================================================================================================================
SBSF Convertible          Charles Schwab & Co.                              28.13%                     N/A
Securities Fund           Special Custody Acct. #2
                          FBO Customers
                          Attn: Mutual Funds Dept.
                          101 Montgomery St.
                          San Francisco, CA  94104-4122
======================================================================================================================
SBSF Convertible          Key Trust                                         10.12%                     N/A
Securities Fund           P.O. Box 93971
                          4900 Tiedeman Road
                          Brooklyn, OH  44144-2338
======================================================================================================================
SBSF Convertible          Donaldson Lufkin & Jenrette SEC                    9.34%                     N/A
Securities Fund           For the Exclusive Benefit of Our Mutual
                          Funds Dept.
                          P.O. Box 2052
                          Jersey City, NJ  07303-2052
======================================================================================================================
Key Money Market Mutual   Student Loan Funding Corp.                        75.76%                    75.76%
Fund                      One West Fourth Street, Suite 200
                          Cincinnati, OH  45202-3699
======================================================================================================================
Key Money Market Mutual   KeyCorp Investment Products                        5.60%                     N/A
Fund                      127 Public Square
                          Cleveland, OH  44114-1216
======================================================================================================================
SBSF Capital Growth Fund  Key Trust                                         72.07%                     N/A
                          P.O. Box 93971
                          4900 Tiedeman Road
                          Brooklyn, OH  44144-2338
======================================================================================================================
SBSF Fund                 Mac & Co.                                          9.09%                     N/A
                          Mellon Bank N.A.
                          P.O. Box 320
                          Pittsburgh, PA  15230-0320
======================================================================================================================
SBSF Fund                 Fleet National Bank FBO Alliance                   5.88%                     N/A
                          P.O. Box 92800
                          Rochester, NY  14692-8900
======================================================================================================================
Key Stock Index Fund      SNBOC & Company                                   94.47%                     N/A
                          4900 Tiedeman Road
                          P.O. Box 93971
                          Cleveland, OH  44144-2338
======================================================================================================================



                                      -35-


KeyChoice Income &        SNBOC & Company                                   97.98%                     N/A
Growth Fund               4900 Tiedeman Road
                          P.O. Box 93971
                          Cleveland, OH  44144-2338
======================================================================================================================
KeyChoice Moderate        SNBOC & Company                                   98.56%                     N/A
Growth Fund               4900 Tiedeman Road
                          P.O. Box 93971
                          Cleveland, OH  44144-2338
======================================================================================================================
KeyChoice Growth Fund     SNBOC & Company                                   99.11%                     N/A
                          4900 Tiedeman Road
                          P.O. Box 93971
                          Cleveland, OH  44144-2338
======================================================================================================================
Victory Diversified       SNBOC & Company                                   83.65%                     N/A
Stock Fund                4900 Tiedeman Road
                          Cleveland, OH  44144-2338
======================================================================================================================
Victory Stock Index Fund  SNBOC & Company                                   97.97%                     N/A
                          4900 Tiedeman Road
                          Cleveland, OH  44144-2338
======================================================================================================================
Victory Special Growth    SNBOC & Company                                   98.32%                     N/A
Fund                      P.O. Box 93971
                          4900 Tiedeman Road
                          Cleveland, OH  44144-2338
======================================================================================================================

         The KeyCorp Cash Balance Mutual Equity Fund may be deemed to control the Victory Special Growth Fund because as of December 26, 1997 it beneficially owned 35.6% of the Victory Special Growth Fund. For this purpose, "control" means the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the outstanding voting securities of Victory Special Growth Fund. The KeyCorp Cash Balance Mutual Equity Fund's control of the Victory Special Growth Fund has no effect on the voting rights of other shareholders of the Victory Special Growth Fund.

         Student Loan Funding Corporation may be deemed to control the Key Money Market Mutual Fund because as of December 26, 1997 it owned 75.76% of the Key Money Market Mutual Fund. Student Loan Funding Corporation's control of the Key Money Market Mutual Fund has no effect on the voting rights of other shareholders of the Key Money Market Mutual Fund.

         As of December 26, 1997, SNBOC held shares of certain Key and Victory Funds listed in the above chart. SNBOC and Key Trust and their affiliates have advised Key Mutual Funds that they intend to vote any shares over which they have voting power at the Meeting (i) in the manner instructed by the customers for whom such shares are held, or (ii) in the event that such instructions are not received, in the same proportion as the votes cast by other shareholders (including customers of SNBOC and Key Trust and their affiliates who furnish voting instructions).

         Each whole share of each Key Fund shall be entitled to one vote when voting on the Reorganization or any of the transactions contemplated thereby, and each fractional share shall be entitled to a proportionate fractional vote. If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the instructions thereon. In the absence of any instructions, if executed and returned in time for the meeting, such proxy will be voted to approve the Reorganization and any transactions contemplated thereby, whether as a matter submitted for the separate approval by the shareholders of any Key Fund or for the approval by the shareholders of Key Mutual Funds voting as a single class. Any shareholder giving a proxy may revoke it at any time before the Meeting by submitting to Key Mutual Funds a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person. However, attendance at the Meeting, itself, will not serve to revoke a previously tendered proxy.

         If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or marked with an abstention (collectively, "abstentions"), the shares represented thereby will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business and will have the effect of a vote against the Proposal.

         QUORUM AND ADJOURNMENTS. Shareholders holding a majority of the outstanding shares of Key Mutual Funds at the close of business on the Record Date present in person or by proxy shall constitute a quorum for the transaction of business at the Meeting. If a quorum is not present at the Meeting, the holders of a majority of shares of Key Mutual Funds present at the Meeting, may adjourn the Meeting, without notice other than announcement at the Meeting, until the requisite amount of shares entitled to vote at the Meeting are present. If necessary, proxies indicating a vote in favor of the Reorganization and Liquidation will be voted for adjournment and proxies indicating the vote against the Reorganization and Liquidation will be voted against adjournment. An adjourned meeting may be held within 120 days after the record date set for the original meeting without the necessity of further notice.

         OTHER BUSINESS. The Board of Directors of Key Mutual Funds knows of no other business to be brought before the Meeting. If any other matters come before the Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named as proxies.

         FUTURE SHAREHOLDER PROPOSALS. Under the Charter and By-Laws of Key Mutual Funds, annual meetings of shareholders are not required to be held unless necessary under the 1940 Act. Therefore, the Key Funds do not hold shareholder meetings on an annual basis. A shareholder proposal intended to be presented at any meeting hereafter called should be sent to Key Mutual Funds at 3435 Stelzer Road, Columbus, Ohio 43219-3035, and must be received by Key Mutual Funds within a reasonable time before solicitation relating thereto is made in order to be included in the notice or proxy statement relating to such meeting. The submission by a shareholder of a proposal for inclusion in a proxy statement does not guarantee that it will be included.

              REQUIRED VOTE AND BOARD OF DIRECTORS' RECOMMENDATION

         Approval of the Reorganization and Liquidation requires the approval at the Meeting of each Key Fund voting separately as a series and the approval at the Meeting of the shareholders of Key Mutual Funds (i.e. the shareholders of all of the Key Funds) voting together as a single class. Approval of the Reorganization with respect to each Key Fund voting separately as a series requires the affirmative vote of a "majority of the outstanding voting securities" of that Key Fund, where a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the voting securities of the Key Fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Key Fund are present or represented by proxy, or (ii) more than fifty percent of the outstanding voting securities of the Key Fund. To the extent which the Reorganization as applicable to one or more Key Funds would result in the transfer of all or substantially all of the assets of Key Mutual Funds, the approval of such transfer will also require the affirmative vote of a majority of shares of Key Mutual Funds issued and outstanding on the Record Date, voting together as a single class.

         In the event that the shareholders of any Key Fund do not approve the Reorganization by the requisite vote when voting separately as a series, the Reorganization as respects that Key Fund will not proceed in the manner currently contemplated. In the event that the shareholders of one or more Key Funds approve the Reorganization by the requisite vote when voting separately as a series, but the shareholders of Key Mutual Funds voting together as a single class do not approve the Reorganization as applicable to the several Key Funds and the resulting transfer of all or substantially all the assets of Key Mutual Funds by the requisite vote, the Reorganization may proceed as respects certain or all of those Key Funds approving the Reorganization when voting separately as a series, so long and insofar as so proceeding does not constitute a transfer of all or substantially all of the assets of Key Mutual Funds, and no dissolution of Key Mutual Funds can be effected unless and until the requisite vote of the shareholders of Key Mutual Funds voting together as a single class is obtained. In such event, the Board reserves the right to determine which Key Funds as respects which a Reorganization will and will not then proceed. In addition, the Board will consider possible alternatives to the Reorganization and the Reorganization and Liquidation.

         After carefully considering all of the issues involved, the Board of Directors has unanimously concluded that each Reorganization and the Reorganization and Liquidation, and any other of the transactions contemplated thereby, is advisable and in the best interest of each of the Key Funds and their shareholders and is advisable and in the best interest of all of the shareholders of the Key Mutual Funds. Therefore, the Board recommends that shareholders approve the proposal.

                                  MISCELLANEOUS

         FINANCIAL STATEMENTS. Coopers & Lybrand L.L.P., independent accountants to the Key and Victory Funds, have audited the financial statements included in the Related Statement of Additional Information accompanying this Combined Prospectus/Proxy Statement for the Victory Funds for the year ended October 31, 1997, and for the Key Mutual Funds for the year ended November 30, 1997.

         Representatives of Coopers & Lybrand, L.L.P. are not expected to be present at the Meeting but have been given the opportunity to make a statement if they so desire, and will be available should any matter arise requiring their participation.


__________________, 1998


                       By Order of the Board of Directors,


                        Leigh A. Wilson
                        President

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION
                                 AND LIQUIDATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION (this "Agreement") is made as of the ___ day of __________, 1998, by and among SBSF Funds, Inc. d/b/a Key Mutual Funds, a Maryland corporation (the "Company"), for itself and on behalf of each of its existing investment portfolios set forth on Schedule A hereto (individually, each such investment portfolio being an "Acquired Portfolio" and collectively, the "Acquired Portfolios"), and The Victory Portfolios, a Delaware business trust (the "Trust"), for itself and on behalf of each of its existing investment portfolios set forth on Schedule A hereto (individually, each such investment portfolio being an "Acquiring Fund" and collectively the "Acquiring Funds").

         In accordance with the terms and conditions set forth in this Agreement, the parties desire that all or substantially all of the assets of each Acquired Portfolio be transferred to the Acquiring Fund corresponding thereto, as indicated in the table set forth in Schedule A hereto, in exchange for shares of specified classes (as relevant) of such corresponding Acquiring Fund ("Acquiring Fund Shares") and the assumption by such Acquiring Fund of the Liabilities (as defined in paragraph 1.3) of such corresponding Acquired Portfolio, and that such Acquiring Fund Shares be distributed pro rata by the Acquired Portfolio to its shareholders of record in complete liquidation of the Acquired Portfolio immediately following the "Closing" as defined in this Agreement and in complete cancellation of its shares.

         In consideration of the premises and of the covenants and agreements herein contained, the parties hereto agree as follows:

1.  REORGANIZATION OF EACH ACQUIRED PORTFOLIO AND SUBSEQUENT LIQUIDATION

         1.1 Subject to the terms and conditions, and based on the representations and warranties contained in this Agreement, on the Applicable Closing Date, as described in paragraph 3.1, each Acquired Portfolio shall assign, deliver and otherwise transfer its assets as described in paragraph 1.2 (the "Acquired Portfolio Assets") to its corresponding Acquiring Fund identified in Schedule A, and such corresponding Acquiring Fund shall, as consideration therefor, (i) deliver to such Acquired Portfolio such number of full and fractional Acquiring Fund Shares as results from dividing (a) the value of such Acquired Portfolio Assets, net of such Acquired Portfolio's Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of beneficial interest of the corresponding Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.2, and (ii) assume all of such Acquired Portfolio's Liabilities.

         1.2 With respect to each Acquired Portfolio, the Acquired Portfolio Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by the Acquired Portfolio, and any deferred or prepaid expenses shown as an asset on the Acquired Portfolio's books on the Applicable Closing Date, as defined in paragraph 3.1.

         At least fifteen (15) days prior to the Applicable Closing Date, each Acquired Portfolio will provide the corresponding Acquiring Fund with (i) a list of the Portfolio Assets and (ii) a list of the Acquired Portfolio's known

Liabilities, and such Acquiring Fund will provide such Acquired Portfolio with a copy of the investment objective, policies and restrictions applicable to it. Each Acquired Portfolio reserves the right to sell any of the securities or other assets shown on the list of the Acquired Portfolio's Assets prior to the Applicable Closing Date.

         1.3  Liabilities   include  all  liabilities  and  obligations  whether
absolute or contingent, known or unknown, accrued or unaccrued.

         1.4 Upon an Acquired Portfolio's consummation of the transaction described in paragraph 1.1, the Acquired Portfolio will distribute the Acquiring Fund Shares it received pursuant to paragraph 1.1 to its shareholders of record determined as of the close of business on the Applicable Valuation Date ("Participating Shareholders of Record"). The distribution will be made pro rata based upon the ratio that the percentage of the outstanding Acquired Portfolio shares owned by each Participating Shareholder of Record on the Applicable Valuation Date bears to the total number of Acquiring Fund Shares received by the Acquired Portfolio from the Acquiring Fund. Fractional shares will be carried to the third decimal place. In exchange for Acquiring Fund Shares distributed, all issued and outstanding shares of the Acquired Portfolio will be canceled simultaneously therewith on such Acquired Portfolio's books; any outstanding share certificates representing interests in the Acquired Fund thereafter will represent the right to receive such number of Acquiring Fund Shares after the Closing(s) as determined in accordance with paragraph 1.1.

         1.5 The transactions described in paragraphs 1.1 and 1.4 above as they relate to each separate Acquired Portfolio and its corresponding Acquiring Fund are collectively referred to as a "Reorganization." It is intended by the parties hereto that each Reorganization constitute a reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The parties hereto hereby adopt this Agreement as a "plan of reorganization" within the meaning of Treasury regulation sections 1.368-2(g) and 1.368-3(a).

         1.6 As soon as reasonably practicable after the Closing (as defined in paragraph 3.1) of a Reorganization of any Acquired Portfolio, the Company will take all necessary steps under and subject to its Charter and Maryland law to effect a termination of that Acquired Portfolio and to terminate the qualification, classification and registration of such Acquired Portfolio at all appropriate federal and state agencies. All reporting and other obligations of the Company shall remain the exclusive responsibility of the Company up to and including the date on which the particular Acquired Portfolio is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.10.

         1.7 The failure of any Acquired Portfolio and its corresponding Acquiring Fund to consummate a Reorganization shall not affect the consummation or validity of a Reorganization with respect to any other Acquired Portfolio and its corresponding Acquiring Fund, and each provision of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Portfolio" as meaning only those series of the Trust and the Company, respectively, which are involved in a Reorganization as of an Applicable Closing Date.

2.  VALUATION

         2.1 With respect to each Acquired Portfolio, the value of the Portfolio Assets shall be the value of such assets computed as of the close of business on the business day immediately preceding the Applicable Closing (such time and date being referred to as an "Applicable Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information.

         2.2 The net asset value of each share of beneficial interest of an Acquiring Fund shall be its net asset value per share computed on the Applicable Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information.

         2.3 All computations of value contemplated by this Article 2 shall be made by the respective Acquiring Fund's fund accountant (BISYS Fund Services, Inc.). Each Acquiring Fund shall cause its fund accountant to deliver a copy of its valuation report to the Company and to the Trust at the Applicable Closing(s).

3.  CLOSING(S) AND APPLICABLE CLOSING DATE

         3.1 The closing for each Reorganization ("Closing" or "Applicable Closing") shall occur on March 16, 1998, or on such other date or dates as may be mutually agreed upon by the parties to such Reorganization (an "Applicable Closing Date"). Each Closing shall be held at the offices of the Trust or at any other location mutually agreeable to the parties hereto. All transactions taking place at a Closing shall be deemed to take place simultaneously as of the close of business, generally 4:00 p.m. Eastern time on the Applicable Closing Date unless otherwise provided.

         3.2 The custodian of each Acquiring Fund shall be given access to the portfolio securities held by the corresponding Acquired Portfolio for the purpose of examination no later than five (5) business days prior to the Applicable Valuation Date. Such Acquired Portfolio's portfolio securities (together with any cash or other assets) shall be delivered by the Acquired Portfolio to such custodian for the account of the Acquiring Fund on the Closing Date, in accordance with applicable custody provisions under the Investment Company Act of 1940, as amended ("1940 Act"), and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The portfolio securities shall be accompanied by any necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. The cash delivered shall be in any such form as is reasonably directed by the Acquiring Fund.

         3.3 Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Company or the Trust, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Portfolio is impracticable, the Applicable Valuation Date for the Reorganization to which such Acquiring Fund is a party shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored and the Applicable Closing Date shall be postponed to the day after the Applicable Valuation Date as so postponed.

         3.4 If requested by the Trust and to the extent reasonably necessary to enable an Acquiring Fund and its transfer agent and shareholder servicing agents to perform and provide all necessary and appropriate shareholder accounting, communications and related services, the Company shall deliver at the Applicable
Closing: (a) a list, certified by its Secretary, of the names, addresses and taxpayer identification numbers of all Participating Shareholders of Record and the number and percentage ownership of outstanding shares of the Portfolio owned by each such shareholder, all as of the Applicable Valuation Date, and (b) such other documentation relating to such shareholders as is reasonably requested. The corresponding Acquiring Fund shall issue and deliver to such Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Applicable Closing Date or shall provide evidence satisfactory to the Company that such Acquiring Fund Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Fund. At the Closings, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

4. COVENANTS WITH RESPECT TO EACH OF THE ACQUIRING FUNDS AND THE ACQUIRED PORTFOLIOS

         4.1 The Company will call a special meeting of shareholders (the "Meeting") for the purposes of (i) considering the approval of the transaction contemplated by this Agreement by the shareholders of each Acquired Portfolio; and (ii) considering such other business as may properly come before such Meeting.

         4.2 The Company, on behalf of each Acquired Portfolio, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in connection with the Reorganizations contemplated by this Agreement.

         4.3 The Company, on behalf of each Acquired Portfolio, will assist each corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the shares of the Acquired Portfolios.

         4.4 Subject to the provisions hereof, the Trust, on its own behalf and on behalf of each Acquiring Fund, and the Company, on its own behalf and on behalf of each Acquired Portfolio, will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein, including the obtaining of any required regulatory approvals.

         4.5 The Company, on behalf of each Acquired Portfolio, shall furnish to each Acquired Portfolio's corresponding Acquiring Fund within 15 days after the Applicable Closing Date, a final statement of the Acquired Portfolio's assets and liabilities as of the Applicable Closing Date, which statement shall be certified by the Company as being determined in accordance with generally accepted accounting principles consistently applied or in accordance with another mutually agreed upon standard.

         4.6 The Trust has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), relating to the Acquiring Fund Shares of the Victory Stock Index Fund, Victory Diversified Stock Fund and Victory Special Growth Fund (the "Existing Acquiring Funds"), which, without limitation, shall include a proxy statement of the Company and the prospectuses of the Existing Acquiring Funds relating to the transactions contemplated by this Agreement (the "Registration Statement"). The Registration Statement shall also contain a proxy statement of the Company with respect to the Acquired Portfolios to be reorganized into the other newly created Acquiring Funds (the "New Acquiring Funds"). The Company, on behalf of each Acquired Portfolio, has provided or will provide the Trust with such information and documents relating to each Acquired Portfolio as are requested by the Trust and as are reasonably necessary for the preparation of the Prospectus/Proxy Statement set forth in the Registration Statement, and information relating to the notice of meeting and form of proxy, other information needed for the Registration Statement and any other proxy solicitation materials to be used in connection with the Meeting (collectively, the "Proxy Materials"). The Trust will use all reasonable efforts to have the Registration Statement become effective under the 1933 Act as soon as practicable, and will take all actions, if any, required by law to qualify the Existing Acquiring Fund Shares to be issued in the Reorganization under the laws of the states in which such qualification is required.

         4.7 The Company, on behalf of each Acquired Portfolio: (a) as soon after the Applicable Closing Date as is reasonably practicable, shall prepare and file all federal and other tax returns and reports of the Acquired Portfolio as may be required by law to be filed with respect to all periods ending on or before the Applicable Closing Date but not theretofore filed and (b) shall submit for payment to the Acquiring Fund the amount of any federal and other taxes, if any, shown as due thereon which were not paid on or before the Applicable Closing Date and shall reflect on the unaudited statement of assets and liabilities of the Acquired Portfolio referred to in paragraphs 1.3 and 4.5 all federal and other taxes, if any, that remain unpaid as of the Applicable Closing Date.

         4.8 With respect to each Acquiring Fund, the Trust agrees to use all reasonable efforts to maintain in effect the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary and as it may deem appropriate in order to continue to conduct its operations through the Applicable Closing Date and to consummate the Reorganization, as contemplated herein. The Trust agrees to use all reasonable efforts to operate each Acquiring Fund substantially in accordance with its then current Prospectus and Statement of Additional Information, including qualifying as a regulated investment company under Subchapter M of the Code through the Applicable Closing Date and for at least one (1) year thereafter, although the Acquiring Fund may merge or consolidate during such one-year period with an investment company with investment objectives, policies and restrictions and other characteristics comparable to those of the Acquiring Fund.

         4.9 If each of the Acquired Portfolios consummates a Reorganization, and all of the other investment portfolios of the Company have been reorganized into the Trust or otherwise terminated, then the Company will file with the SEC as soon as reasonably practicable thereafter an application for deregistration under the 1940 Act and will seek to obtain an order declaring that the Company has ceased to be an investment company under the 1940 Act, and will file any final regulatory reports, including, but not limited to, any Form N-SAR and Rule 24f-2 filings, and also will take all other steps as are necessary and proper to effect the termination of the Company in accordance with the laws of the State of Maryland and other applicable requirements. If an Acquired Portfolio does not consummate a Reorganization, then the Company shall file any required final regulatory reports with respect to the other Acquired Portfolios as soon as reasonably practicable after the Applicable Closing Date last to occur. Any reporting or other responsibility of the Company is and shall remain the responsibility of the Company up to and including the date on which the Company is terminated and deregistered.

         4.10 With respect to each Acquired Portfolio that consummates a Reorganization, the Trust agrees to indemnify and hold harmless each Director of the Company at the time of execution of this Agreement, whether or not such person is or becomes a trustee of the Trust subsequent to the Applicable Closing Date of the Reorganization, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by such Director in connection with any claim that is asserted against such Director arising out of such person's service as a Director of the Company, provided that such indemnification shall be limited to the full extent of the indemnification that is available to the trustees of the Trust pursuant to the provisions of the Trust's Declaration of Trust and applicable law.

         4.11 For the period beginning at the Applicable Closing Date of the last Reorganization to occur and ending not less than three years thereafter, the Trust shall provide for a liability policy covering the actions of the current directors of the Company for the period they served as such, which may be accomplished by causing such persons to be added as insured under the liability policy of the Trust.

5.  REPRESENTATIONS AND WARRANTIES

         5.1 The Trust, on behalf of itself and each Acquiring Fund, represents and warrants to the Company and to the respective corresponding Acquired Portfolios whose assets will be transferred to each of the Acquiring Funds, as follows:

                  (a) The Trust is a business trust validly existing under the laws of the State of Delaware and is duly registered as an open-end, management investment company under the 1940 Act, and each Acquiring Fund is a validly existing series of shares of the Trust representing interests in the Acquiring Fund under the laws of the State of Delaware;

                  (b) The Trust is not in violation of, and the execution, delivery and performance of this Agreement will not result in a violation of, the Trust's Declaration of Trust or By-Laws, each as amended to date, or result in a material breach or violation of, or constitute a material default under, any agreement or other undertaking to which the Trust or any of its Acquiring Funds is a party or by which any of them or their assets is bound;

                  (c) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust and each Acquiring Fund, and assuming this Agreement is enforceable against the Company, this Agreement is a valid and binding obligation of the Trust and each Acquiring Fund enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other similar laws relating to or affecting creditors' rights and to general equity principles;

                  (d) Except as disclosed in writing to and accepted by the Company, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Trust or any Acquiring Fund or any of their properties or assets, and the Trust knows of no facts that might form the basis for the institution of any such proceedings (other than routine inquiries and examinations), and neither the Trust nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                  (e) All of the Trust's issued and outstanding shares representing interests in each Acquiring Fund are, and on the Applicable Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable by the Trust and no shareholder has any preemptive rights to purchase any such shares, and the Acquiring Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of their shares (other than dividend reinvestment plans of the Acquiring Funds or as set forth in this Agreement), nor are there outstanding any securities convertible into any shares of the Acquiring Funds (except pursuant to exchange privileges described in the current Prospectus and Statement of Additional Information of the Acquiring Funds);

                  (f) The Acquiring Fund Shares to be issued and delivered by the Trust to each corresponding Acquired Portfolio pursuant to the terms hereof will have been duly authorized as of the Applicable Closing Date and, when so issued and delivered, will be duly authorized and validly issued, fully paid and non-assessable, and have been or will be duly registered under the 1933 Act and qualified for sale under the laws of such states where such qualification is required;

                  (g) All issued and outstanding shares of each Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws;

                  (h) From the effective date of the Registration Statement through the time of the Meeting and the Applicable Closing Date, the Registration Statement (exclusive of those portions that are based upon written information regarding the Company and the Acquired Portfolios furnished by the Company which fully and fairly disclose such information) (i) complies in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, and the rules and regulations thereunder and (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by the Trust to the Company for use in the Proxy Materials does not contain and will not contain any untrue statement of a material fact or omit to state a
         material  fact   necessary  to  make  the   information   provided  not
         misleading;

                  (i) The Statements of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets of each Acquiring Fund as of and for that Acquiring Fund's most recent fiscal year, certified by Coopers & Lybrand LLP, and the unaudited Statements of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets for that Acquiring Fund's most current completed six month period within the fiscal year, if any (copies of which have been or will be furnished to the Company, if available) fairly present, in all material respects, such Acquiring Fund's financial condition as of such dates and its results of operations for such periods in accordance with generally accepted accounting principles consistently applied, and as of such dates there were no liabilities of such Acquiring Fund (contingent or otherwise) known to the Trust that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

                  (j) Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed in writing to and accepted by the Trust prior to the Applicable Closing Date (for the purposes of this subparagraph (j), neither a decline in an Acquiring Fund's net asset value per share nor a decrease in an Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

                  (k) All federal and other tax returns and reports of the Trust and the Acquiring Funds required by law to be filed on or before the

         Applicable Closing Date, if any, shall have been filed, and all federal and other taxes owed by the Trust or such Acquiring Funds shall have been paid so far as due, and to the best of the Trust's knowledge, no such return is as of the date hereof under audit and no material assessment has been asserted with respect to any such return;

                  (l) For each full and partial taxable year from its inception through the Applicable Closing Date, each Acquiring Fund has qualified as a regulated investment company under Subchapter M of the Code; and

                  (m) The Trust will provide to the Company the Form N-1A registration statement(s) concerning the Acquiring Funds, which will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make any statements therein, in light of the circumstances under which such statements were made, not materially misleading.

         5.2 The Company, on behalf of itself and each Acquired Portfolio, represents and warrants to the Trust and to the respective Acquiring Funds that will receive the assets of each of the corresponding Acquired Portfolios, as follows:

                  (a) The Company is a corporation validly existing under the laws of the State of Maryland, and is duly registered as an open-end, management investment company under the 1940 Act, and each Acquired Portfolio is a validly existing series of shares of the Company under the laws of the State of Maryland;

                  (b) The Company is not in violation of, and the execution, delivery and performance of this Agreement will not result in a violation of, the Company's Charter or By-Laws each as amended to date, or result in a material breach or violation of, or constitute a material default under, any agreement or other undertaking to which the Company or any of its Acquired Portfolios is a party or by which any of them or their assets are bound;

                  (c) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Company, and assuming this Agreement is enforceable against the Trust, this Agreement is a valid and binding obligation of the Company, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other similar laws relating to or affecting creditors' rights and to general equity principles;

                  (d) Except as  otherwise  disclosed in writing to and accepted by the Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Company or any Acquired Portfolio or any of their properties or assets, and the Company knows of no facts that might form the basis for the institution of any such proceedings (other than routine inquiries and examinations), and neither the Company nor any Acquired Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                  (e) All of each Acquired Portfolio's issued and outstanding shares representing interests in the Acquired Portfolio are, and on the Applicable Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable and all such shares will, at the time of the Applicable Closing, be held by the Participating Shareholders of Record as set forth on the books and records of the Company's transfer agent (and in the amounts set forth therein) and as set forth in any list of Participating Shareholders of Record provided to the Trust pursuant to paragraph 3.4, and no Participating Shareholders of Record will have any preemptive rights to purchase any of such shares and the Acquired Portfolios do not have outstanding any options, warrants or other rights to subscribe for or purchase any of their shares (other than dividend reinvestment plans of the Acquired Portfolios or as set forth in this Agreement), nor are there outstanding any securities convertible into any shares of the Acquired Portfolios (except pursuant to exchange privileges described in the current Prospectus and Statement of Additional Information of the Acquired Portfolio);

                  (f) All of each Acquired Portfolio's issued and outstanding shares representing interests in each Acquired Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws;

                  (g) From the effective date of the Registration Statement through the time of the Meeting and the Applicable Closing Date, each Acquired Portfolio's Proxy Materials (exclusive of any written information furnished by the Trust for use in the Proxy Materials which fully and fairly discloses such information) (i) comply in all material respects with the applicable provisions of the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) do not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and time, any written information furnished by the Company to the Trust for use in the Registration Statement does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

                  (h) The Statements of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets of each Acquired Portfolio as of and for that Acquired Portfolio's most recent fiscal year, certified by Coopers and Lybrand LLP and the unaudited Statements of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets for that Acquired Portfolio's most recently completed six month semi-annual fiscal period (copies of which have been or will be furnished to the Trust) fairly present, in all material respects, such Acquired Portfolio's financial condition as of such dates and its results of operations for such periods in accordance with generally accepted accounting principles consistently applied, and as of such dates there were no liabilities of such Acquired Portfolio (contingent or otherwise) known to the Company that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

                  (i) Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed in writing to and accepted by the Trust prior to the Applicable Closing Date (for the purposes of this subparagraph (i), neither a decline in an Acquired Portfolio's net asset value per share nor a decrease in an Acquired Portfolio's size due to redemptions shall be deemed to constitute a material adverse change);

                  (j) All federal and other tax returns and reports of the Company and each Acquired Portfolio required by law to be filed on or before the Applicable Closing Date shall have been filed, and all federal and other taxes owed by the Company or any such Acquired Portfolio shall have been paid so far as due, and to the best of the Company's knowledge, no such return is as of the date hereof under audit and no material assessment has been asserted with respect to any such return;

                  (k) For each full and partial taxable year from its inception through the Applicable Closing Date, each of the Acquired Portfolios has qualified as a regulated investment company under Subchapter M of the Code; and

                  (l) At the Applicable Closing Date, each Acquired Portfolio will have good and marketable title, through its custodian, to its Portfolio Assets and full right, power and authority to assign, deliver and otherwise transfer such Portfolio Assets hereunder, and upon delivery and payment for such Portfolio Assets as contemplated herein, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act.

6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE COMPANY

         The obligations of the Company to complete the Reorganization with respect to an Acquired Portfolio shall be subject, at the Company's election (subject to the limitations of paragraph 13), to the performance by the Trust (and by the Acquiring Fund corresponding to such Acquired Portfolio), of all the obligations to be performed by it hereunder on or before the Applicable Closing Date, and in addition thereto, the satisfaction of the following conditions with respect to the Trust (and the corresponding Acquiring Fund):

         6.1 All representations and warranties of the Trust contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Applicable Closing Date, with the same force and effect as if made on and as of the Applicable Closing Date.

         6.2 The Trust shall have delivered to the Company at the Applicable Closing a certificate executed by one of its officers, dated as of the Applicable Closing Date, to the effect that the representations and warranties of the Trust made herein are true and correct at and as of the Applicable Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Company shall reasonably request.

         6.3 The Company shall have received at the Closing an opinion of legal counsel to the Trust, dated as of the Applicable Closing Date, in form (including reasonable and customary qualifications and assumptions) reasonably satisfactory to the Company, substantially to the effect that:

                  (i) the Trust is a business trust validly existing under the laws of the State of Delaware and is duly registered as an open-end, management investment company under the 1940 Act, and each Acquiring Fund is a validly existing series of shares of the Trust representing interests in the Acquiring Fund under the laws of the State of Delaware; (ii) the execution, delivery and performance of this Agreement will not result in a violation of the Trust's Declaration of Trust or By-Laws, each as amended to date; (iii) the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust and each Acquiring Fund, and this Agreement has been duly executed and delivered by the Trust and is a valid and binding obligation of the Trust and each Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other similar laws relating to or affecting creditors' rights or remedies and to general equity principles (regardless of whether considered at a proceeding in law or equity), equitable defenses or waivers and the discretion of the court before which any proceeding for specific performance, injunctive and other forms of equitable relief may be brought; and (iv) the Acquiring Fund Shares to be issued and delivered pursuant to the terms of this Agreement will have been duly authorized as of the Applicable Closing Date and, when so issued and delivered, will be validly issued, fully paid and non-assessable (except as disclosed in the Acquiring Fund's then current Prospectus and Statement of Additional Information).

                  In rendering such opinion, legal counsel to the Trust may rely on an opinion of Delaware counsel (with respect to matters of Delaware law) and on certificates of officers or trustees of the Trust, in each case reasonably acceptable to the Company.

         6.4 As of the Applicable Closing Date, there shall have been no material change in the investment objective, policies and restrictions of an Acquiring Fund nor any increase in the rate of permissible investment advisory or other fees or charges payable by any Acquiring Fund or its shareholders to the Acquiring Fund's investment adviser, distributor and/or administrator from those fees and charges described in the current Prospectus of such Acquiring Fund delivered to the Company, and there shall have been no change in any fee waiver or expense reimbursement undertakings described in the Proxy Materials.

         6.5 The Board of Trustees of the Trust, including a majority of its trustees who are not "interested persons" of the Trust (as defined in the 1940
Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of each Acquiring Fund and that the interest of shareholders of each Acquiring Fund would not be diluted as a result of such transactions.

7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST

         The obligations of the Trust to complete the Reorganization with respect to an Acquiring Fund shall be subject, at the Trust's election (subject to the limitations of paragraph 13), to the performance by the Company (and the Acquired Portfolio corresponding to such Acquiring Fund), of all the obligations to be performed by it hereunder on or before the Applicable Closing Date and, in addition thereto, the satisfaction of the following conditions with respect to the Company (and the corresponding Acquired Portfolio):

         7.1 All representations and warranties of the Company contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Applicable Closing Date, with the same force and effect as if made on and as of the Applicable Closing Date.

         7.2 The Company shall have delivered, in accordance with Article 1 hereof, to the Trust on behalf of the Acquiring Fund a statement of Portfolio Assets and Stated Liabilities of each Acquired Portfolio, together, if required by the Trust, with a list of such Acquired Portfolio's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Applicable Closing Date, certified by an appropriate officer of the Company.

         7.3 The Company shall have delivered to the Trust at the Applicable Closing a certificate executed by one of its officers, and dated as of the Applicable Closing Date, to the effect that the representations and warranties of the Company made herein are true and correct at and as of the Applicable Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Trust shall reasonably request.

         7.4 The Trust shall have received at the Closing an opinion of legal counsel to the Company, dated as of the Applicable Closing Date, in form (including reasonable and customary qualifications and assumptions) reasonably satisfactory to the Trust, substantially to the effect that:

                  (i) the Company is a corporation duly incorporated and validly existing under the laws of the State of Maryland and is duly registered as an open-end, management investment company under the 1940 Act, and each Acquired Portfolio is a validly existing series of shares of the Company under the laws of the State of Maryland; (ii) the execution, delivery and performance of this Agreement will not result in a violation of the Company's Charter or By-laws, each as amended to date; and (iii) the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Company and each Acquired Portfolio, and this Agreement has been duly authorized and delivered by the Company and is a valid and binding obligation of the Company, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights or remedies and to general equity principles (regardless of whether considered in a proceeding in law or equity), equitable defenses or waivers and the discretion of the court before which any proceeding for specific performance, injunctive and other forms of equitable relief may be brought.

                  In rendering such opinion, legal counsel to the Company may rely on an opinion of Maryland counsel (with respect to matters of Maryland law) and on certificates of officers or directors of the Company, in each case reasonably acceptable to the Trust.

         7.5 On the Applicable Closing Date, the Acquired Portfolio Assets of each Acquired Portfolio shall include no assets that the corresponding Acquiring Fund, by reason of the Trust's Declaration of Trust, 1940 Act requirements or otherwise, may not legally acquire.

         7.6 The Board of Directors of the Company, including a majority of the directors who are not "interested persons" of the Company (as defined by the 1940 Act) shall have determined that this Agreement and the transactions contemplated hereby are advisable and in the best interests of each Acquired Portfolio and that the interests of the shareholders in the Acquired Portfolio would not be diluted as a result of such transactions, and the Company shall have delivered to the Trust at the Applicable Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

         7.7 Prior to the Applicable Valuation Date, each Acquired Portfolio shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Applicable Valuation Date, which together will all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any, for the taxable periods or years ending on or before the Applicable Closing (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ending on or before the Applicable Closing.

8.  FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE COMPANY AND THE TRUST

         The obligations herein of the Company, with respect to each Acquired Portfolio, and of the Trust, with respect to each corresponding Acquiring Fund, to effect the Reorganization are each subject to the further conditions that on or before the Applicable Closing Date:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the shareholders of the Acquired Portfolio, and insofar as such transactions are to be consummated and require the approval of the shareholders of the Company voting together as a single class, the requisite vote of the shareholders of the Company, all in accordance with the applicable provisions of the Company's Charter and By-laws and the requirements of the 1940 Act, and evidence of such approval shall have been delivered to the Trust.

         8.2 No action, suit or other proceeding shall be pending or threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement as it relates to the Reorganization or any of the transactions related thereto.

         8.3 All consents of other parties and all other consents, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities, including
"no-action" positions of or exemptive orders from such federal and state authorities, and those of the Office of the Comptroller of the Currency ("OCC") and the Department of Labor with respect to the Employee Retirement Income Security Act of 1974 ("ERISA") or the Internal Revenue Service with respect to the Code), deemed necessary by the Trust or the Company to permit consummation, in all material respects, of the Reorganization and transactions related thereto shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the reasonable opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Portfolio involved in the Reorganization.

         8.4 The Registration Statement and the Trust's registration statement(s) on Form N-1A covering the continuous offering of shares of the Acquiring Funds shall have become and shall be effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Company and the Trust, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Trust and the Company shall receive an opinion of legal counsel of the Trust, dated the Applicable Closing Date of the Reorganization, with respect to each Acquired Portfolio and its corresponding Acquiring Fund, addressed to, and in form and substance satisfactory to, the Trust and the Company, to the effect that the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code, and the Acquired Portfolio and the Acquiring Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code. Each party agrees to make reasonable covenants and representations as to factual matters that are true and correct as of the Applicable Closing Date in connection with the rendering of such opinion.

9.  EXPENSES

         The Trust and the Company confirm their understanding that each party will be responsible for its own expenses in connection with the Reorganization.

10.  ENTIRE AGREEMENT; SURVIVAL OF PROVISIONS OF THIS AGREEMENT

         10.1 This Agreement together with the documents contemplated herein constitute the entire agreement between the parties and supersede any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

         10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated herein. The covenants contained in this agreement shall not survive the consummation of such transactions, except as otherwise provided herein.

11.  TERMINATION

         11.1 With respect to any Acquired Portfolio and its corresponding Acquiring Fund, this Agreement may be terminated, and the Reorganization and any related transactions involving such Acquired Portfolio and Acquiring Fund contemplated hereby may be abandoned, at any time prior to the Applicable
Closing:

                  (a) by the mutual written consent of the Trust and the Company;

                  (b) by either the Trust or the Company by written notice to the other, without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement) upon a finding by the Board of the terminating party that in the judgment of such Board, proceeding with the Reorganization would be inadvisable; or

                  (c) by either the Trust or the Company by written notice to the other, without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement) if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed prior to the Applicable Closing Date,
         (ii) the other party materially breaches or shall have materially breached any of its representations, warranties or covenants contained herein, or (iii) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 Termination of this Agreement pursuant to paragraph 11.1(a) shall terminate all obligations of the parties hereto with respect to the Acquired Portfolio and Acquiring Fund affected by such termination and there shall be no liability for damages on the part of the Trust (or any Acquiring Fund), the Company (or any Acquired Portfolio), or any of their trustees, directors, officers or employees, to any other party or its trustees, directors, officers or employees.

12.  AMENDMENTS AND WAIVERS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust and the Company; provided, however, that following the approval of this Agreement by shareholders with respect to a particular Acquired Portfolio, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Participating Shareholders of Record, or otherwise materially and adversely affecting such Acquired

Portfolio, without further approval by shareholders of such Acquired Portfolio in accordance with paragraph 8.1 hereof. The parties may not waive the opinion described in paragraph 8.5, and no waiver may materially and adversely affect the rights of the shareholders of any Acquired Portfolio without the approval by the shareholders of such an Acquired Portfolio in accordance with paragraph 8.1 hereof.

13.  NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid certified mail or overnight express courier, addressed as follows:

                  a.       if to the Company or an Acquired Portfolio:

                           BISYS Fund Services, Inc.
                           3435 Stelzer Road
                           Columbus, Ohio  43219

                           Attention:  Michael Sullivan

                           with a copy to:

                           Key Asset Management Inc.
                           127 Public Square
                           Cleveland, Ohio  44114

                           Attention: Kathleen A. Dennis

                           and an additional copy to:

                           Morrison & Foerster LLP
                           2000 Pennsylvania Avenue, NW
                           Suite 5500
                           Washington, D.C.  20006

                           Attention:  Robert M. Kurucza, Esq.

                  b.       if to the Trust or an Acquiring Fund:

                           BISYS Fund Services, Inc.
                           3534  Stelzer Road
                           Columbus, Ohio  43219

                           Attention:  Michael Sullivan
                           with copies to:

                           Key Asset Management Inc.
                           127 Public Square
                           Cleveland, Ohio  44114

                           Attention:  Kathleen A. Dennis

                           and to:

                           Kramer, Levin, Naftalis & Frankel
                           919 Third Avenue
                           New York, New York  10022

                           Attention:  Carl Frischling, Esq.

or to such other person or address as the Trust or the Company, respectively, shall furnish to the other in writing.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

         14.1 The headings of Articles contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Schedules or Exhibits shall be construed as referring to the Articles, paragraphs and subparagraphs hereof, or Schedules or Exhibits hereto, respectively, except as is otherwise expressly provided. Whenever the terms hereto, hereunder, herein or hereof are used in the Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual paragraph, subparagraph or sentence.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the law of the State of New York, without reference to the conflict of laws provisions or principles of its laws.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 It is expressly agreed that the rights and obligations hereunder of the Trust and each Acquiring Fund are separate from the rights and obligations of each other Acquiring Fund, that the rights and obligations of each Acquired Portfolio are separate from the rights and obligations of each other Acquired Portfolio, and that neither the rights and obligations of the Acquiring Funds nor of the Acquired Portfolios shall be construed to be joint rights or obligations of two or more of the Acquiring Funds or two or more of the Acquired Portfolios, respectively, notwithstanding the fact that each of the Acquiring Funds and each of the Acquired Portfolios have entered into this Agreement.

         14.6 It is expressly agreed that the obligations of the Trust and the Company hereunder shall not be binding upon any of the trustees, directors, nominees, officers, agents or employees of the Trust or the Company, personally, but shall bind only the assets and property of the Trust as provided in its Declaration of Trust and the Company as provided in its Charter.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first set forth above by their duly authorized representatives.

                                            The Company, for itself and on
                                            behalf of the Acquired Portfolios

ATTEST:                                     By:_____________________________
                                               Name:  Leigh A. Wilson
By:_________________________                   Title:  President
Name:  Jay G. Baris
Title:  Assistant Secretary


         The Trust, for itself and on behalf of the Acquiring Funds

                                            By: ________________________________
                                                Name:  Leigh A. Wilson
                                                Title:  President
ATTEST:

By:____________________
Name:  Jay G. Baris
Title: Assistant Secretary

                                   SCHEDULE A

ACQUIRED PORTFOLIOS                                    CORRESPONDING ACQUIRING FUNDS
(1)      SBSF Fund                                     (1)      Victory Diversified Stock Fund-Class A
(2)      SBSF Capital Growth Fund                      (2)      Victory Special Growth Fund-Class A
(3)      SBSF Convertible Securities Fund              (3)      Victory Convertible Securities Fund-Class A
(4)      Key Stock Index Fund                          (4)      Victory Stock Index Fund-Class A
(5)      Key Money Market Mutual Fund                  (5)      Victory Federal Money Market Fund-Investor Class
(6)      KeyChoice Growth Fund                         (6)      Victory LifeChoice Growth Investor Fund-Class A
(7)      KeyChoice Moderate Growth Fund                (7)      Victory LifeChoice Moderate Investor Fund-Class A
(8)      KeyChoice Income and Growth Fund              (8)      Victory LifeChoice Conservative Investor Fund-Class A

PART B


                   RELATED STATEMENT OF ADDITIONAL INFORMATION

                             THE VICTORY PORTFOLIOS
                                3425 STELZER ROAD
                            COLUMBUS, OHIO 4321-3035
                                  800-KEY-FUND

                                  _______, 1998

        This Related Statement of Additional Information is not a prospectus, but should be read in conjunction with the Combined Prospectus/Proxy Statement of The Victory Portfolios dated ______, 1998, which may be obtained by writing The Victory Portfolios, at P.O. Box 8527, Boston, Massachusetts 02266-8527 or by calling 800-579-3863. Further information about The Victory Portfolios is contained in the Statement of Additional Information of The Victory Portfolios dated March 1, 1997 and the audited financial statements of The Victory Portfolios for the period ended October 31, 1997, which are both incorporated by reference herein. The audited financial statements of the Key Stock Index Fund, SBSF Capital Growth Fund, and SBSF Fund (the "Key Funds") for the period ended November 30, 1997 are also incorporated by reference herein.

        The pro forma combined statement of assets and liabilities reflects the financial position of Victory Stock Index Fund, Victory Special Growth Fund, and Victory Diversified Stock Fund (the "Victory Funds") at October 31, 1997 as though the Reorganization occurred as of that date. The pro forma combined statement of operations reflects the results of operations of the Victory Funds and Key Funds for the period ended October 31, 1997 as though the Reorganization occurred at the beginning of the period presented.

THE VICTORY/ KEY FUNDS
ProForma Combined Statements of Assets and Liabilities (unaudited) October 31, 1997
(Amounts in thousands, except per share amounts)

                                                                           Victory
                                                                          Diversified
                                                                             Stock          SBSF        Proforma      Proforma
                                                                             Fund           Fund       Adjustments    Combined
                                                                         -----------     -----------     -----------   -----------

ASSETS:

Investments, at value (Cost $645,984, $71,924, $717,908)                 $   797,478     $    94,068     $      --   $   891,546
Interest and dividends receivable                                                733              --              --           733
Receivable for capital shares issued                                           1,002              --              --         1,002
Receivable from brokers for investments sold                                   2,810              37              --         2,847
Prepaid expenses and other assets                                                  5               8              --            13
                                                                         -----------     -----------     -----------   -----------
          Total Assets                                                       802,028          94,113              --       896,141
                                                                         -----------     -----------     -----------   -----------

LIABILITIES:
CALL OPTIONS WRITTEN, AT VALUE
     (premium received $0, $418, $418)                                            --             268              --           268
Payable for capital shares redeemed                                               39              --              --            39
Payable to brokers for investments purchased                                   8,815              --              --         8,815
Accrued expenses and other payables:
     Investment advisory fees                                                    459              63              --           522
     Administration fees                                                           8               2              --            10
     Custodian fees                                                               16               5              --            21
     Accounting fees                                                               1              --              --             1
     Transfer agent fees                                                          86              12              --            98
     Shareholder service fees                                                     --               2              --             2
     Shareholder service fees-Class A                                             74              --              --            74
     Shareholder service and 12b-1 fees-Class B                                   26              --              --            26
     Other                                                                        36              72              --           108
                                                                         -----------     -----------     -----------   -----------
          Total Liabilities                                                    9,560             424              --         9,984
                                                                         -----------     -----------     -----------   -----------
NET ASSETS:
Capital                                                                      551,092          53,294              --       604,386
Undistributed (distributions in excess of) net investment income                 124             (63)             --            61
Net unrealized appreciation/depreciation from investments                    151,494          22,294              --       173,788
Accumulated undistributed net realized gains                                                                                    --
     from investment transactions                                             89,758          18,164              --       107,922
                                                                         -----------     -----------     -----------   -----------
          Net Assets                                                     $   792,468     $    93,689     $        --   $   886,157
                                                                         ===========     ===========     ===========   ===========

Net Assets
     Class A                                                             $   762,270          93,689     $        --       855,959
     Class B                                                                  30,198              --              --        30,198
                                                                         -----------     -----------     -----------   -----------
          Total                                                          $   792,468          93,689     $        --       886,157
                                                                         ===========     ===========     ===========   ===========
Outstanding units of beneficial interest (shares)
     Class A                                                                  42,924           5,078             197        48,199
     Class B                                                                   1,714              --              --         1,714
                                                                         -----------     -----------     -----------   -----------
                                                                              44,638           5,078             197        49,913
                                                                         ===========     ===========     ===========   ===========
Net asset value                                                                                  --
     Redemption price per share                                                          $    18.45
                                                                                         ==========
     Redemption price per share-Class A                                  $     17.76                     $        --   $     17.76
                                                                         ===========     ===========     ===========   ===========
     Offering price per share-Class B*                                   $     17.62                     $        --   $     17.62
                                                                         ===========     ===========     ===========   ===========
Maximum sales charge                                                            5.75%            --               --          5.75%
                                                                         ===========     ===========     ===========   ===========
Maximum offering price per share (100%/(100%-maximum sales
     charge) of net asset value adjusted to
     nearest cent)                                                                       $     18.45     $       --
                                                                                         ===========     ===========
Maximum offering price per share (100%/(100%-maximum sales
     Charge) of net asset value adjusted to
     nearest cent)-Class A                                               $     18.84                     $        --   $     18.84
                                                                         ===========                     ===========   ===========
* Redemption price per Class B Share varies based on length
     of time held.


THE VICTORY/ KEY FUNDS
ProForma Combined Statements of Assets and Liabilities (unaudited)
October 31, 1997
(Amounts in thousands, except per share amounts)
                                                                           Victory         SBSF
                                                                           Special        Capital
                                                                           Growth          Growth         Proforma      Proforma
                                                                            Fund            Fund         Adjustments    Combined
                                                                         -----------     -----------     -----------   -----------

ASSETS:

Investments, at value (Cost $86,395, $35,531, $121,926)                  $   103,171     $    41,994     $        --   $   145,165
Interest and dividends receivable                                                  1               7              --             8
Receivable for capital shares issued                                               6              --              --            --
Receivable from brokers for investments sold                                   2,012             935              --         2,947
Deferred organizational costs                                                     --               6              (6)           --
Prepaid expenses and other assets                                                  2               3              --             5
                                                                         -----------     -----------     -----------   -----------
          Total Assets                                                       105,192          42,945              (6)      148,131
                                                                         -----------     -----------     -----------   -----------

LIABILITIES:
Payable to brokers for investments purchased                                     501             200              --           701
Accrued expenses and other payables:
     Investment advisory fees                                                     97              29              --           126
     Administration fees                                                           1               1              --             2
     Custodian fees                                                                6               4              --            10
     Accounting fees                                                               4              --              --             4
     Transfer agent fees                                                           3               5              --             8
     Shareholder service fees                                                      8              --              --             8
     Other                                                                         7              32              --            39
                                                                         -----------     -----------     -----------   -----------
          Total Liabilities                                                      627             271              --           898
                                                                         -----------     -----------     -----------   -----------
NET ASSETS:
Capital                                                                       76,532          33,855              --       110,387
Undistributed (distributions in excess of ) net investment income                 (2)           (653)             (6)         (661)
Net unrealized appreciation/depreciation from investments                     16,776           6,463              --        23,239
Accumulated undistributed net realized gains
     from investment transactions                                             11,259           3,009              --        14,268
                                                                         -----------     -----------     -----------   -----------
          Net Assets                                                         104,565     $    42,674     $        --   $   147,233
                                                                         ===========     ===========     ===========   ===========
                                                                         -----------     -----------     -----------   -----------
Outstanding units of beneficial interest (shares)                              6,420           3,650          (1,030)        9,040
                                                                         ===========     ===========     ===========   ===========

Net asset value                                                          $     16.29     $     11.69     $        --   $     16.29
                                                                         ===========     ===========     ===========   ===========

Maximum sales charge                                                            5.75%             --              --          5.75%
                                                                         ===========     ===========     ===========   ===========
Maximum offering price per share (100%/(100%-maximum sales
     charge) of net asset value adjusted to
     nearest cent)                                                       $     17.28     $     11.69              --         17.28
                                                                         ===========     ===========     ===========   ===========




THE VICTORY/ KEY FUNDS
ProForma Combined Statements of Assets and Liabilities (unaudited)
October 31, 1997
(Amounts in thousands, except per share amounts)
                                                                          Victory            Key
                                                                            Stock           Stock
                                                                            Index           Index         Proforma       Proforma
                                                                            Fund             Fund         Adjustments    Combined
                                                                         -----------     -----------     -----------   -----------
ASSETS:

Investments, at value (Cost $346,871,$33,092, $379,963)                  $   463,357     $    36,918     $        --   $   500,275
Interest and dividends receivable                                                480              35              --           515
Receivable for capital shares issued                                             157              10              --           167
Net variation margin on open futures contracts                                 1,359             177              --         1,536
Deferred organization costs                                                       --              24             (24)           --
Prepaid expenses and other assets                                                 42              26              --            68
                                                                         -----------     -----------     -----------   -----------
          Total Assets                                                       465,395          37,190              --       502,585
                                                                         -----------     -----------     -----------   -----------
LIABILITIES:
Payable to brokers for investments purchased                                     141              10              --            151
Payable for organization costs                                                                    30             (24)             6
Accrued expenses and other payables:
     Investment advisory fees                                                    184              --              --            184
     Administration fees                                                          --              --              --             --
     Custodian fees                                                               34              16              --             50
     Accounting fees                                                              --              --              --             --
     Transfer agent fees                                                           8               3              --             11
     Shareholder service fees                                                     --              --              --             --
     Other                                                                        13              15              --             28
                                                                         -----------     -----------     -----------   ------------
          Total Liabilities                                                      380              74             (24)           430
                                                                         -----------     -----------     -----------   ------------
NET ASSETS:
Capital                                                                      320,738          31,502              --        352,240
Undistributed (distributions in excess of) net investment income                 682              87              --            769
Net unrealized appreciation/depreciation from investments
     and futures contracts                                                   115,674           3,724              --        119,398
Accumulated undistributed net realized gains                                                                                     --
     from investment transactions                                             27,921           1,803              --         29,724
                                                                         -----------     -----------     -----------   ------------
          Net Assets                                                     $   465,015     $   37,116      $        --   $    502,131
                                                                         ===========     ===========     ===========   ============
                                                                         -----------     -----------     -----------   ------------
Outstanding units of beneficial interest (shares)                             24,807          2,807             (827)        26,787
                                                                         ===========     ===========     ===========   ============


Net asset value                                                          $    18.75      $     13.22     $        --   $      18.75
                                                                         ===========     ===========     ===========   ============

Maximum sales charge                                                           5.75%              --              --           5.75%
                                                                         ===========     ===========     ===========   ============
Maximum offering price per share (100%/(100%-maximum sales
     charge) of net asset value adjusted to                              $    19.89      $     13.22     $        --   $      19.89
                                                                         ===========     ===========     ===========   ============

STATEMENT OF OPERATIONS:

THE VICTORY/ KEY FUNDS
ProForma Combined Statements of Operations (unaudited)
For the Year Ended October 31, 1997
(Amounts in Thousands)

                                                                                                  Pro Forma        Pro Forma
                                                       Diversified Stock Fund    SBSF Fund       Adjustments       Combined
                                                            Year ended           Year ended       Year ended      Year ended
                                                            October 31          October 31        October 31       October 31
                                                               1997               1997              1997             1997
                                                               ----               ----              ----             ----
INVESTMENT INCOME:
Interest income                                             $   1,697           $    173           $  --           $   1,870
Dividend income                                                12,311              1,159              --              13,470
Foreign tax withholding                                            (7)               (10)             --                 (17)
                                                            ---------           --------           -----           ---------
   Total Income                                                14,001              1,322              --              15,323
                                                            ---------           --------           -----           ---------
EXPENSES:
Investment advisory fees                                        4,561                775            (101)              5,235
Administration fees                                             1,035                205            (249)                991
Shareholder service fees                                           --                  6              (6)                 --
Shareholder service fees-Class A                                  771                 --             800               1,571
Shareholder service fees and 12b-1 fees-Class B                   200                 --              --                 200
Accounting fees                                                   120                 12              (5)                127
Custodian fees                                                    145                 25              (8)                162
Legal and audit fees                                               91                186             (86)                191
Amortization of organization costs                                 --                 --              --                  --
Trustees' fees and expenses                                        23                 19             (13)                 29
Transfer agent fees                                               383                 62            (138)                307
Registration and filing fees                                       48                 15             (20)                 43
Printing fees                                                      60                 11             (22)                 49
Other                                                              18                 21             (12)                 27
                                                            ---------           --------           -----           ---------
Total Expenses                                                  7,455              1,337            (140)              8,932
   Expenses voluntarily reduced                                    --                 (4)           (882)               (886)
                                                            ---------           --------           -----           ---------
   Net Expenses                                                 7,455              1,333            (742)              8,046
                                                            ---------           --------           -----           ---------
Net Investment Income                                           6,546                (11)            742               7,277
                                                            ---------           --------           -----           ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
   AND FOREIGN CURRENCIES:
Net realized gains from investment transactions                90,018             19,858              --             109,876
Net realized losses from foreign currency transactions             --                 --              --                  --
Net change in unrealized appreciation from investments         68,082             (1,138)             --              66,944
Change in unrealized depreciation from translation of
   assets and liabilities in foreign currencies                    --                 --              --                  --
                                                            ---------           --------           -----           ---------

Net realized/unrealized gains from investments
                           and foreign currencies             158,100             18,720              --             176,820
                                                            ---------           --------           -----           ---------
Change in net assets resulting from
   operations                                               $ 164,646           $ 18,709           $ 742           $ 184,097
                                                            =========           ========           =====           =========

STATEMENT OF OPERATIONS:

THE VICTORY/ KEY FUNDS
ProForma Combined Statements of Operations (unaudited)
For the Year Ended October 31, 1997
(Amounts in Thousands)

                                                          Special Growth    SBSF Capital      Pro Forma      Pro Forma
                                                               Fund         Growth Fund     Adjustments      Combined
                                                            Year ended       Year ended      Year ended     Year ended
                                                            October 31       October 31      October 31     October 31
                                                               1997             1997            1997           1997
                                                               ----             ----            ----           ----
INVESTMENT INCOME:
Interest income                                              $    207        $    92          $  --        $    299
Dividend income                                                   209             67             --             276
Foreign tax withholding                                            --             --             --              --
                                                             --------        -------          -----        --------
   Total Income                                                   416            159             --             575
                                                             --------        -------          -----        --------
EXPENSES:
Investment advisory fees                                          921            289             95           1,305
Administration fees                                               138             96            (38)            196
Shareholder service fees                                           92             14            176             282
Shareholder service fees-Class A
Shareholder service fees and 12b-1 fees-Class B
Accounting fees                                                    39              4             (3)             40
Custodian fees                                                     35             26            (25)             36
Legal and audit fees                                               13             71            (55)             29
Amortization of organization costs                                 --              6             (6)             12
Trustees' fees and expenses                                         4              6             (6)              4
Transfer agent fees                                                14             24            (23)             15
Registration and filing fees                                       15             23            (23)             15
Printing fees                                                       2              4             (4)              2
Other                                                               2              1             (2)              1
                                                             --------        -------          -----        --------
Total Expenses                                                  1,275            564             92           1,931
                   Expenses voluntarily reduced                    --             --           (164)           (164)
                   Expenses reimbursed by distributor              --             --             --              --
                                                             --------        -------          -----        --------
                   Net Expenses                                 1,275            564            (72)          1,767
                                                             --------        -------          -----        --------
Net Investment Income (Loss)                                     (859)          (405)            72          (1,192)
                                                             --------        -------          -----        --------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
   AND FOREIGN CURRENCIES:
Net realized gains from investment transactions                12,119          3,302             --          15,421
Net realized losses from foreign currency transactions             --             --             --              --
Net change in unrealized appreciation
        (depreciation) from investments                         6,482          3,746             --          10,228
Change in unrealized depreciation from translation of
   assets and liabilities in foreign currencies                    --             --             --              --
                                                             --------        -------          -----        --------
Net realized/unrealized gains from investments and
   foreign currencies                                          18,601          7,048             --          25,649
                                                             --------        -------          -----        --------

Change in net assets resulting from operations               $ 17,742        $ 6,643          $  72        $ 24,457
                                                             ========        =======          =====        ========

STATEMENT OF OPERATIONS:

THE VICTORY/ KEY FUNDS
ProForma Combined Statements of Operation (unaudited)
For the Year Ended October 31, 1997
(Amounts in Thousands)

                                                           Victory               Key            Pro Forma    Pro Forma
                                                        Stock Index Fund    Stock Index Fund   Adjustments    Combined
                                                          Year ended          Year ended       Year ended   Year ended
                                                          October 31          October 31       October 31   October 31
                                                             1997                1997             1997         1997
                                                             ----                ----             ----         ----
INVESTMENT INCOME:
Interest income                                           $  2,809          $   380            $  --        $   3,189
Dividend income                                              6,015              333               --            6,348
Foreign tax withholding                                        (42)              (2)              --              (44)
                                                          --------          -------            -----        ---------
   Total Income                                              8,782              711               --            9,493
                                                          --------          -------            -----        ---------
EXPENSES:
Investment advisory fees                                     2,290               26              127            2,443
Administration fees                                            568               38              (40)             566
Shareholder service fees                                        --               --               --               --
Shareholder service fees-Class A                                --               --               --               --
Shareholder service fees and 12b-1 fees-Class B                 --               --               --               --
Accounting fees                                                121               79              (92)             108
Custodian fees                                                 164               76              (85)             155
Legal and audit fees                                            48               64              (62)              50
Amortization of organization costs                              --                5              (--)               5
Trustees' fees and expenses                                     11                4               (8)               7
Transfer agent fees                                             35               14              (25)              24
Registration and filing fees                                    32               27              (31)              28
Printing fees                                                    2                4               (3)               3
Other                                                            9                4               (7)               6
                                                          --------          -------            -----        ---------
Total Expenses                                               3,280              341             (225)           3,396
                   Expenses voluntarily reduced             (1,142)             (64)              53           (1,153)
                   Expenses reimbursed by distributor           --             (277)             277               --
                                                          --------          -------            -----        ---------
                                   Net Expenses              2,138               --              105            2,243
                                                          --------          -------            -----        ---------
Net Investment Income                                        6,644              711             (105)           7,250
                                                          --------          -------            -----        ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
   AND FOREIGN CURRENCIES:
Net realized gains from investment transactions             31,506            1,940               --           33,446
Net realized losses from foreign currency transactions          --               --               --               --
Net change in unrealized appreciation from investments      57,624            3,301               --           60,925
Change in unrealized depreciation from translation of           --               --
   assets and liabilities in foreign currencies                 --               --               --               --
                                                          --------          -------            -----        ---------

Net realized/unrealized gains from investments
and foreign currencies                                      89,130            5,241               --           94,371
                                                          --------          -------            -----        ---------
Change in net assets resulting from
   operations                                             $ 95,774          $ 5,952            $(105)       $ 101,621
                                                           ========          =======            =====        =========

KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----
COMMERCIAL PAPER  (12.8%)
Financial Services  (11.3%)
General Electric Capital Corp.,   56,682            56,682           7,441             7,441             64,123           64,123
5.79%, 11/3/97
Total Commercial Paper (Cost                        56,682                             7,441                              64,123
$64,123)

COMMON STOCKS  (86.3%)
Advertising  (0.1%)
Interpublic Group of Cos., Inc.   7,092             337              505               24                7,597            361
Aerospace-Defense  (1.5%)
AlliedSignal, Inc.                32,227            1,160            2,317             83                34,544           1,243
B.F. Goodrich Co.                 3,079             137              220               10                3,299            147
Boeing Co.                        57,010            2,730            4,098             196               61,109           2,926
General Dynamics Corp.            3,558             289              255               21                3,813            310
Lockheed Martin Corp.             11,043            1,050            790               75                11,833           1,125
Northrop Grumman Corp.            3,798             415              273               30                4,071            445
Raytheon Co.                      13,457            730              964               52                14,421           782
United Technologies Corp.         13,406            938              965               68                14,371           1,006
                                                    7,449                              535                                7,984
Agriculture  (0.1%)
Pioneer Hi-Bred International,    3,837             352              275               25                4,112            377
Inc.
Airlines  (0.3%)
AMR Corp. Delaware(b)             5,235             610              373               44                5,608            654
Delta Air Lines, Inc.             4,184             422              301               30                4,485            452
Southwest Airlines Co.            8,314             271              594               19                8,908            290
U.S. Airways Group, Inc.(b)       4,893             229              353               17                5,246            246
                                                    1,532                              110                                1,641
Aluminum  (0.3%)
Alcan Aluminum Ltd.               12,926            369              927               26                13,853           395
Aluminum Co. of America           9,904             723              709               52                10,613           775
Reynolds Metal Co.                4,198             256              299               18                4,497            274
                                                    1,348                              96                                 1,444
Apparel  (0.0%)
Reebok International Ltd.(b)     3,204             118              231               9                 3,435            127
Apparel-Footwear  (0.3%)
Fruit of the Loom, Inc., Class    4,173             109              301               8                 4,474            117
A(b)
Liz Claiborne, Inc.               3,984             202              288               15                4,272            217
Nike, Inc., Class B               16,441            772              1,179             55                17,620           827
VF Corp.                          3,578             320              260               23                3,838            343
                                                    1,403                              101                                1,504


KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

Automobiles  (1.5%)
Chrysler Corp.                    38,405            1,354            2,762             97                41,167           1,451
Ford Motor Co.                    68,008            2,971            4,889             214               72,897           3,185
General Motors Corp.              41,516            2,665            2,984             192               44,500           2,857
Navistar International Corp.(b)   4,158             96               300               7                 4,458            103
PACCAR, Inc.                      4,432             200              317               14                4,749            214
                                                    7,286                              524                                7,810
Automotive Parts  (0.3%)
Cummins Engine Co., Inc.          2,179             133              156               10                2,335            143
Dana Corp.                        5,944             278              422               20                6,366            298
Echlin, Inc.                      3,590             118              255               8                 3,845            126
Genuine Parts Co.                 10,255            321              735               23                10,990           344
ITT Industries, Inc.              6,745             213              485               15                7,230            228
Meritor Automotive, Inc.(b)       223               5                0                 0                 223              5
TRW, Inc.                         7,018             401              508               29                7,526            430
                                                    1,469                              105                                1,574
Banks  (5.4%)
Banc One Corp.                    33,185            1,730            2,386             124               35,571           1,854
Bank of New York Co.              21,609            1,017            1,554             73                23,163           1,090
BankAmerica Corp.                 39,769            2,845            2,859             205               42,628           3,048
Bankers Trust New York Corp.      5,666             669              407               48                6,073            717
Barnett Banks, Inc.               11,321            781              811               56                12,132           837
Chase Manhattan Corp.             24,114            2,782            1,734             200               25,848           2,982
Comerica, Inc.                    6,009             475              431               34                6,440            509
First Chicago NBD Corp.           16,835            1,225            1,211             88                18,046           1,313
First Union Corp.                 31,966            1,568            2,299             113               34,265           1,681
Huntington Bancshares, Inc.       10,773            348              778               25                11,551           373
J.P. Morgan & Co., Inc.           10,188            1,118            733               80                10,921           1,198
KeyCorp                           12,369            757              889               54                13,258           811
MBNA Corp.                        28,539            751              2,046             54                30,585           805
Mellon Bank Corp.                 14,327            739              1,030             53                15,357           792
National City Corp.               12,255            732              882               53                13,137           785
NationsBank Corp.                 40,538            2,427            2,915             175               43,453           2,602
Norwest Corp.                     42,684            1,369            3,066             98                45,750           1,467
PNC Bank Corp.                    17,480            830              1,257             60                18,737           890
Republic New York Corp.           3,120             330              222               23                3,342            353
SunTrust Banks, Inc.              12,177            789              876               57                13,053           846
Wachovia Corp.                    9,085             684              658               50                9,743            734
Wells Fargo & Co.                 5,007             1,459            364               106               5,371            1,565
                                                    25,425                             1,829                              27,253
Banks-Money Centers Regional
(1.6%)
BankBoston Corp.                  8,296             672              599               49                8,895            721
Citicorp                          26,085            3,263            1,876             233               27,961           3,497
CoreStates Financial Corp.        11,526            839              829               60                12,355           899
Fleet Financial Group, Inc.       14,235            915              1,024             66                15,259           981
State Street Corp.                9,144             510              656               37                9,800            546
U.S. Bancorp                      13,935            1,417            999               102               14,934           1,519
                                                    7,616                              547                                8,163


KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

Banks-Outside Money Center
(0.2%)
Fifth Third Bancorp               8,775             562              631               41                9,406            603
Providian Financial Corp.         5,340             198              383               14                5,723            212
                                                    760                                55                                 815
Beverages  (2.8%)
Anheuser-Busch Cos., Inc.         28,004            1,118            2,014             80                30,018           1,199
Brown-Forman Corp., Class B       3,929             193              281               14                4,210            207
Coca-Cola Co.                     141,231           7,980            10,153            574               151,384          8,553
Coors (Adolph) Co.                2,111             75               153               5                 2,264            80
PepsiCo, Inc.                     87,150            3,208            6,265             231               93,415           3,439
Seagram Co. Ltd.                  21,112            711              1,513             51                22,625           762
                                                    13,285                             955                                14,240
Broadcasting/Cable  (0.1%)
Tele-Communications, Inc.,        24,229            556              1,789             41                26,018           597
Class A(b)
Brokerage Services  (0.8%)
Merrill Lynch & Co., Inc.         18,869            1,276            1,352             91                20,221           1,367
Morgan Stanley, Dean, Witter,     33,423            1,637            2,403             118               35,826           1,756
Discover & Co.
Salomon Brothers, Inc.            6,121             476              441               34                6,562            510
Schwab (Charles) Corp.            15,067            514              1,082             37                16,149           551
                                                    3,903                              280                                4,184
Building Materials  (0.2%)
Armstrong World Industries, Inc.  2,321             154              167               11                2,488            166
Centex Corp.                      1,658             97               118               7                 1,776            104
Fleetwood Enterprises, Inc.       2,034             62               146               4                 2,180            66
Kaufman & Broad Home Corp.        2,213             47               158               3                 2,371            51
Masco Corp.                       9,393             412              675               31                10,068           441
Pulte Corp.                       1,198             45               85                3                 1,283            48
                                                    817                                59                                 876
Chemicals-General  (2.2%)
Air Products & Chemicals, Inc.    6,242             474              448               34                6,690            508
Dow Chemical Co.                  12,982            1,178            934               85                13,916           1,263
E.I. Du Pont de Nemours Co.       64,392            3,663            4,629             265               69,021           3,925
Eastman Chemical Co.              4,464             266              320               19                4,784            285
Englehard Corp.                   8,219             143              589               10                8,808            153
FMC Corp.(b)                      2,119             171              152               12                2,271            184
Great Lakes Chemical Corp.        3,409             160              244               11                3,653            172
Hercules, Inc.                    5,641             259              409               19                6,050            278
Mallinckrodt, Inc.                4,178             157              300               11                4,478            168
Monsanto Co.                      33,567            1,435            2,413             103               35,980           1,538
Nalco Chemical Co.                3,805             152              273               11                4,078            163
PPG Industries, Inc.              10,210            578              735               42                10,945           620
Praxair, Inc.                     8,998             392              644               28                9,642            420
Rohm & Haas Co.                   3,509             292              253               21                3,762            313
Sigma-Aldrich Corp.               5,709             201              409               14                6,118            215
Union Carbide Corp.               7,074             323              511               23                7,585            347


KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

W.R. Grace & Co.                  4,136             281              296               20                4,432            301
                                                    10,125                             728                                10,853
Chemicals-Specialty  (0.1%)
Millipore Corp.                   2,481             97               179               7                 2,660            104
Morton International, Inc.        7,974             263              572               19                8,546            282
                                                    360                                26                                 386
Commercial Services  (0.5%)
Automatic Data Processing, Inc.   16,675            852              1,195             61                17,870           914
CUC International, Inc.(b)        23,322            688              1,676             49                24,998           737
Ecolab, Inc.                      3,690             176              265               13                3,955            188
Federal Express Corp.(b)          6,542             437              467               31                7,009            468
                                                    2,153                              154                                2,307
Computers & Peripherals  (4.5%)
3Com Corp.(b)                     19,624            813              1,410             58                21,034           872
Apple Computer, Inc.(b)           7,250             123              517               9                 7,767            132
Bay Networks, Inc.(b)             12,183            385              874               28                13,057           413
Cabletron Systems, Inc.(b)        8,978             260              645               19                9,623            279
Cisco Systems, Inc.(b)            38,099            3,125            2,739             225               40,838           3,350
Compaq Computer Corp.(b)          43,047            2,744            3,094             197               46,141           2,941
Computer Sciences Corp.(b)        4,392             312              313               22                4,705            334
Data General Corp.(b)             2,724             52               195               4                 2,919            56
Dell Computer, Inc.(b)            18,836            1,509            1,354             108               20,190           1,618
Digital Equipment Corp.(b)        8,703             436              623               31                9,326            467
EMC Corp.(b)                      14,049            787              1,005             56                15,054           843
Hewlett-Packard Co.               59,229            3,654            4,258             263               63,487           3,916
International Business Machines   55,931            5,486            4,021             394               59,952           5,879
Corp.
Seagate Technology, Inc.(b)       13,925            378              1,001             27                14,926           405
Silicon Graphics, Inc.(b)         10,080            148              722               11                10,802           159
Sun Microsystems, Inc.(b)         21,005            719              1,506             52                22,511           771
Unisys Corp.(b)                   9,957             133              713               9                 10,670           142
                                                    21,064                             1,513                              22,577
Conglomerates  (1.1%)
Corning, Inc.                     13,138            593              944               43                14,082           635
Crane Co.                         2,615             109              188               8                 2,803            117
Minnesota Mining &                23,658            2,164            1,699             155               25,357           2,320
Manufacturing Co.
National Service Industries,      2,568             114              184               8                 2,752            122
Inc.
Tenneco, Inc.                     9,694             436              698               31                10,392           467
Textron, Inc.                     9,396             543              673               39                10,069           582
Westinghouse Electric Corp.       40,137            1,061            2,901             77                43,038           1,138
Whitman Corp.                     5,784             152              415               11                6,199            163
                                                    5,172                              372                                5,544
Construction  (0.1%)
Fluor Corp.                       4,779             196              343               15                5,122            211
Foster Wheeler Corp.              2,315             76               165               5                 2,480            81
                                                    272                                20                                 292


KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

Consumer Products  (1.6%)
American Greetings Corp., Class   4,287             149              306               11                4,593            159
A
Clorox Co.                        5,886             412              422               30                6,308            442
Colgate-Palmolive Co.             16,852            1,091            1,211             78                18,063           1,170
Jostens, Inc.                     2,219             52               158               4                 2,377            55
Newell Co.                        9,060             348              649               25                9,709            373
Procter & Gamble Co.              76,918            5,230            5,526             375               82,444           5,606
                                                    7,282                              523                                7,805
Containers  (0.3%)
Ball Corp.                        1,718             60               123               4                 1,841            64
Bemis, Inc.                       3,020             115              216               8                 3,236            123
Crown Cork & Seal, Inc.           7,308             330              524               24                7,832            355
Owens Corning                     3,038             104              217               7                 3,255            111
Owens-Illinois, Inc.(b)           7,991             276              574               20                8,565            295
Rubbermaid, Inc.                  8,537             205              613               15                9,150            220
Stone Container Corp.             5,657             68               405               5                 6,062            73
Tupperware Corp.                  3,488             87               251               6                 3,739            94
                                                    1,245                              89                                 1,335
Cosmetics & Related  (0.8%)
Alberto Culver Co.                3,196             96               228               7                 3,424            103
Avon Products, Inc.               7,539             494              540               35                8,079            529
Gillette Co.                      31,875            2,839            2,291             204               34,166           3,043
International Flavor &            6,224             301              446               22                6,670            323
Fragance, Inc.
                                                    3,730                              268                                3,998
Diversified  (0.2%)
Tyco International Ltd.           30,342            1,145            2,180             82                32,522           1,228
Electrical Equipment  (3.0%)
Emerson Electric Co.              25,251            1,324            1,817             95                27,068           1,419
General Electric Co.              186,429           12,036           13,403            866               199,832          12,902
Johnson Controls, Inc.            4,770             214              342               15                5,112            229
Thomas & Betts Corp.              3,130             156              222               11                3,352            167
W.W. Grainger, Inc.               2,833             248              210               18                3,043            266
                                                    13,978                             1,005                              14,983
Electronic &
Electrical-General  (1.4%)
Advanced Micro Devices, Inc.(b)   8,022             185              573               13                8,595            198
AMP, Inc.                         12,507            563              896               40                13,403           603
Andrew Corp.(b)                   5,137             119              371               9                 5,508            128
EG&G, Inc.                        2,606             54               187               4                 2,793            58
General Signal Corp.              2,870             115              205               8                 3,075            123
Harris Corp.                      4,538             198              326               14                4,864            212
Honeywell, Inc.                   7,261             494              519               35                7,780            530
KLA-Tencor Corp.(b)               4,766             209              342               15                5,108            224
Motorola, Inc.                    33,899            2,092            2,436             152               36,335           2,242
National Semiconductor Corp.(b)   8,267             298              594               21                8,861            319
Rockwell International Corp.      11,891            583              856               42                12,747           625
Tandy Corp.                       6,036             207              442               15                6,478            223





KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----
Tektronix, Inc.                   1,903             113              136               8                 2,039            121
Texas Instruments, Inc.           10,917            1,165            781               83                11,698           1,248
                                                    6,395                              459                                6,854
Entertainment  (1.1%)
Brunswick Corp.                   5,656             191              405               14                6,061            205
Harrah's Entertainment, Inc.(b)   5,748             113              418               8                 6,166            121
Hasbro, Inc.                      7,231             210              520               15                7,751            225
King World Productions, Inc.(b)   2,094             99               152               7                 2,246            106
Loews Corp.                       6,549             731              469               52                7,018            784
Viacom, Inc., Class B(b)          20,095            608              1,439             44                21,534           651
Walt Disney Co.                   38,443            3,162            2,763             227               41,206           3,389
                                                    5,114                              367                                5,481
Financial & Insurance  (0.1%)
MBIA, Inc.                        5,082             304              358               21                5,440            325
Financial Services  (3.0%)
American Express Co.              26,694            2,082            1,919             150               28,613           2,232
American General Corp.            14,137            721              1,016             52                15,153           773
Beneficial Corp.                  3,029             232              219               17                3,248            249
Countrywide Credit Industries,    6,101             209              438               15                6,539            224
Inc.
Equifax, Inc.                     8,592             267              617               19                9,209            286
Federal Home Loan Mortgage Corp.  39,574            1,499            2,845             108               42,419           1,607
Federal National Mortgage Assoc.  60,414            2,927            4,343             210               64,757           3,136
First Data Corp.                  25,265            734              1,817             53                27,082           787
Golden West Financial Corp.,      3,231             280              234               20                3,465            301
Delaware
Green Tree Financial Corp.        7,735             326              554               23                8,289            349
H.F. Ahmanson & Co.               5,748             339              399               24                6,147            363
Household International, Inc.     6,081             689              435               49                6,516            738
TransAmerica Corp.                3,605             364              260               26                3,865            390
Travelers Group, Inc.             36,515            2,556            2,625             184               39,140           2,740
Washington Mutual, Inc.           14,262            976              1,025             70                15,287           1,046
                                                    14,201                             1,020                              15,221
Food Distributors  (0.5%)
Albertsons, Inc.                  13,994            516              1,006             35                15,000           554
American Stores Co.               15,505            398              1,115             29                16,620           427
Fleming Cos., Inc.                2,153             36               154               3                 2,307            39
Giant Food, Inc., Class A         3,418             105              245               8                 3,663            112
Great Atlantic & Pacific Tea,     2,179             67               156               5                 2,335            72
Inc.
Kroger Co.(b)                     14,485            473              1,037             34                15,522           506
SUPERVALU, Inc.                   3,451             126              245               9                 3,696            135
Sysco Corp.                       9,932             397              712               28                10,644           426
Winn-Dixie Stores, Inc.           8,478             315              608               23                9,086            337
                                                    2,433                              174                                2,608
Food Processing & Packaging
(2.0%)
Archer-Daniels-Midland Co.        31,892            710              2,292             51                34,184           761
Campbell Soup Co.                 26,190            1,350            1,883             97                28,073           1,448
ConAgra, Inc.                     26,930            811              1,946             59                28,876           870




KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

CPC International, Inc.           8,178             810              585               58                8,763            868
General Mills, Inc.               9,106             601              657               43                9,763            644
H.J. Heinz Co.                    21,020            976              1,511             70                22,531           1,046
Hershey Foods Corp.               8,136             450              586               32                8,722            482
Kellogg Co.                       23,500            1,012            1,694             73                25,194           1,085
Quaker Oats Co.                   7,822             374              557               27                8,379            401
Ralston-Ralston Purina Group      6,069             545              435               39                6,504            584
Sara Lee Corp.                    27,351            1,398            1,966             101               29,317           1,498
Wm. Wrigley Jr. Co.               6,618             479              474               34                7,092            513
                                                    9,516                              684                                10,200
Forest Products-Lumber & Paper
(1.2%)
Boise Cascade Corp.               3,167             110              227               8                 3,394            118
Champion International Corp.      5,463             301              390               22                5,853            323
Fort James Corp.                  10,759            427              773               31                11,532           458
Georgia Pacific Corp.             5,210             442              374               32                5,584            474
International Paper Co.           17,220            775              1,237             56                18,457           831
Kimberly-Clark Corp.              31,699            1,646            2,282             117               33,981           1,765
Louisiana Pacific Corp.           6,224             131              446               9                 6,670            140
Mead Corp.                        2,980             180              214               13                3,194            193
Potlatch Corp.                    1,648             82               118               6                 1,766            88
Temple-Inland, Inc.               3,242             186              233               13                3,475            199
Union Camp Corp.                  3,950             214              283               15                4,233            229
Westvaco Corp.                    5,807             191              416               14                6,223            204
Weyerhauser Co.                   11,354            542              811               39                12,165           581
Willamette Industries, Inc.       6,325             209              452               15                6,777            224
                                                    5,436                              390                                5,827
Funeral Services  (0.1%)
Service Corp. International       14,323            436              1,029             31                15,352           467
Health Care  (0.2%)
Columbia/HCA Healthcare Corp.     37,238            1,052            2,678             76                39,916           1,127
Humana, Inc.(b)                   9,316             196              668               14                9,984            210
                                                    1,248                              90                                 1,337
Heavy Machinery  (0.6%)
Case Corp.                        4,246             254              304               18                4,550            272
Caterpillar Tractor, Inc.         21,435            1,098            1,542             80                22,977           1,177
Deere & Co.                       14,356            755              1,032             54                15,388           810
Harnischfeger Industries, Inc.    2,814             111              201               8                 3,015            119
Ingersoll Rand Co.                9,447             368              678               26                10,125           394
McDermott International, Inc.     3,162             115              225               8                 3,387            123
                                                    2,701                              194                                2,895
Hotels & Motels  (0.5%)
HFS, Inc.(b)                      9,039             637              646               47                9,685            683
Hilton Hotels Corp.               14,239            439              1,019             31                15,258           470
ITT Corp.(b)                      6,632             495              475               35                7,107            531
Marriott International, Inc.      7,240             505              518               36                7,758            541
Mirage Resorts, Inc.(b)           10,181            255              732               18                10,913           273
                                                    2,331                              167                                2,498



KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)


                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

Household Goods-Appliances,
Furnishings & Electronics
(0.1%)
Maytag Corp.                      5,613             187              399               13                6,012            201
Whirlpool Corp.                   4,246             258              304               19                4,550            275
                                                    445                                32                                 476
Industrial Goods & Services
(0.1%)
Aeroquip-Vickers Inc.             1,599             83               114               6                 1,713            89
Dover Corp.                       6,332             428              457               31                6,789            458
                                                    511                                37                                 547
Insurance-Life  (0.1%)
Jefferson Pilot Corp.             4,032             312              289               22                4,321            334
Insurance-Multi-Line  (2.7%)
Aetna, Inc.                       8,532             606              616               44                9,148            650
Allstate Corp.                    24,774            2,055            1,781             148               26,555           2,202
American International Group,     39,930            4,076            2,872             291               42,802           4,370
Inc.
Aon Corp.                         9,516             513              680               37                10,196           550
CIGNA Corp.                       4,215             654              302               47                4,517            701
Conseco Inc.                      10,698            467              769               34                11,467           500
General Re Corp.                  4,534             894              330               65                4,864            959
Hartford Financial Services       6,719             544              482               39                7,201            583
Group, Inc.
Lincoln National Corp.            5,805             399              420               29                6,225            428
Marsh & McLennan Cos., Inc.       9,593             681              690               49                10,283           730
MGIC Investment Corp.             6,499             392              467               28                6,966            420
Safeco Corp.                      8,054             384              578               28                8,632            411
SunAmerica, Inc.                  11,107            399              798               29                11,905           428
Torchmark Corp.                   7,881             314              569               23                8,450            337
USF&G Corp.                       6,312             128              451               9                 6,763            137
                                                    12,506                             900                                13,406
Insurance-Property, Casualty,
Health  (0.4%)
Chubb Corp.                       9,821             651              712               47                10,533           697
Progressive Corp.                 4,106             428              295               31                4,401            459
St. Paul Cos., Inc.               4,781             382              342               27                5,123            410
UNUM Corp.                        7,946             387              570               28                8,516            415
                                                    1,848                              133                                1,981
Investment Company  (0.1%)
TCI Ventures Group, Class A(b)    13,594            314              799               18                14,393           332
Machine Tools  (0.0%)
Cincinnati Milacron, Inc.         2,270             63               163               5                 2,433            68
Manufacturing -Capital Goods
(0.2%)
Cooper Industries, Inc.           6,955             363              500               26                7,455            389
Illinois Tool Works, Inc.         14,202            698              1,017             50                15,219           748
                                                    1,061                              76                                 1,137




KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

Manufacturing-Consumer Goods
(0.2%)
Eaton Corp.                       4,403             425              315               30                4,718            456
Mattel, Inc.                      16,539            643              1,189             47                17,728           689
                                                    1,068                              77                                 1,145
Manufacturing-Miscellaneous
(0.6%)
Briggs & Stratton Corp.           1,443             72               104               5                 1,547            77
NACCO Industries, Inc.            470               48               33                3                 503              52
Pall Corp.                        7,231             150              517               11                7,748            160
Thermo Electron Corp.(b)          8,556             319              613               23                9,169            342
Unilever N.V.                     36,456            1,946            2,612             140               39,068           2,085
Western Atlas, Inc.(b)            3,075             265              220               19                3,295            284
                                                    2,800                              201                                3,000
Medical Services  (0.8%)
Beverly Enterprises, Inc.(b)      6,277             94               450               7                 6,727            100
HEALTHSOUTH Corp.(b)              25,277            646              1,816             45                27,093           693
Manor Care, Inc.                  3,625             124              259               9                 3,884            133
Tenet Healthcare Corp.(b)         17,238            527              1,240             38                18,478           565
United Healthcare Corp.           10,679            495              767               36                11,446           530
                                                    1,886                              135                                2,021
Medical Supplies  (0.7%)
Alza Corp., Class A(b)            4,842             126              347               9                 5,189            135
Bausch & Lomb, Inc.               3,156             124              227               9                 3,383            133
Baxter International, Inc.        15,914            736              1,144             53                17,058           789
Becton Dickinson & Co.            6,957             320              499               23                7,456            343
Biomet, Inc.                      6,335             158              454               11                6,789            169
Boston Scientific Corp.(b)        11,055            503              794               36                11,849           539
C.R. Bard, Inc.                   3,265             91               233               6                 3,498            97
Guidant Corp.                     8,439             485              607               35                9,046            520
Medtronic, Inc.                   26,627            1,159            1,914             84                28,541           1,242
St. Jude Medical, Inc.(b)         5,227             158              373               11                5,600            170
United States Surgical Corp.      4,182             113              299               8                 4,481            121
                                                    3,973                              285                                4,258
Medical-Wholesale Drug
Distribution  (0.1%)
Cardinal Health, Inc.             6,181             459              443               33                6,624            492
Metals-Fabrication  (0.1%)
Phelps Dodge Corp.                3,440             256              252               18                3,692            275
Timken Co.                        3,573             120              256               9                 3,829            128
                                                    376                                27                                 403
Mining  (0.1%)
Asarco, Inc.                      2,399             66               176               5                 2,575            70
Cyprus Amax Minerals Co.          5,324             111              381               8                 5,705            119
Inco Ltd.                         9,508             196              680               14                10,188           211
                                                    373                                27                                 400
Newspapers  (0.5%)
Dow Jones & Co., Inc.             5,465             254              390               18                5,855            272


KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

Gannett Co., Inc.                 16,140            849              1,156             61                17,296           910
Knight-Ridder, Inc.               4,979             260              359               19                5,338            279
New York Times Co., Class A       5,460             299              390               21                5,850            320
Times Mirror Co., Class A         5,455             295              390               21                5,845            316
Tribune Co.                       6,990             385              501               28                7,491            413
                                                    2,342                              168                                2,510
Office Equipment & Supplies
(Non-Computer Related)  (0.6%)
Avery Dennison Corp.              5,872             234              422               17                6,294            251
Deluxe Corp.                      4,694             154              336               11                5,030            165
IKON Office Solutions, Inc.       7,565             214              541               15                8,106            230
Moore Corp. Ltd.                  5,032             81               360               6                 5,392            87
Pitney Bowes, Inc.                8,216             652              594               47                8,810            699
Xerox Corp.                       18,514            1,468            1,331             106               19,845           1,573
                                                    2,803                              202                                3,005
Oil & Gas Exploration,
Production & Services  (1.3%)
Amerada Hess Corp.                5,225             321              378               23                5,603            344
Anadarko Petroleum Corp.          3,398             249              244               18                3,642            267
Apache Corp.                      5,142             216              369               15                5,511            231
Ashland, Inc.                     4,246             202              304               14                4,550            217
Burlington Resource, Inc.         10,037            491              722               35                10,759           527
Coastal Corp.                     6,037             363              432               26                6,469            389
Columbia Gas System, Inc.         3,154             228              226               16                3,380            244
Helmerich & Payne, Inc.           1,426             115              101               8                 1,527            123
Kerr-McGee Corp.                  2,715             183              195               13                2,910            197
Occidental Petroleum Corp.        18,857            526              1,356             38                20,213           563
ONEOK, Inc.                       1,590             55               114               4                 1,704            58
Oryx Energy Co.(b)                6,003             165              430               12                6,433            177
Pennzoil Co.                      2,685             199              192               14                2,877            213
Rowan Cos., Inc.(b)               4,927             192              351               14                5,278            205
Sonat, Inc.                       4,884             224              351               16                5,235            240
Sun Co., Inc.                     4,134             166              297               12                4,431            178
Union Pacific Resources Group,    14,451            356              1,036             26                15,487           381
Inc.
Unocal Corp.                      14,066            580              1,011             43                15,077           622
USX - Marathon Group              16,402            586              1,175             42                17,577           630
Williams Cos., Inc.               9,052             461              647               33                9,699            494
                                                    5,878                              422                                6,300
Oil-Integrated Companies  (6.0%)
Amoco Corp.                       27,948            2,562            2,014             185               29,962           2,747
Atlantic Richfield Co.            18,268            1,504            1,314             108               19,582           1,612
Chevron Corp.                     37,279            3,092            2,679             222               39,958           3,314
Exxon Corp.                       140,891           8,657            10,129            622               151,020          9,278
Mobil Corp.                       44,750            3,258            3,215             234               47,965           3,492
Phillips Petroleum Co.            15,001            726              1,076             52                16,077           778
Royal Dutch Petroleum Co., New    122,097           6,425            8,778             462               130,875          6,887
York Shares
Texaco, Inc.                      30,561            1,740            2,154             123               32,715           1,863
                                                    27,964                             2,008                              29,971


KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

Oilfield Services & Equipment
(1.0%)
Baker Hughes, Inc.                9,608             441              690               32                10,298           473
Dresser Industries, Inc.          9,970             420              719               30                10,689           450
Halliburton Co.                   14,436            861              1,032             62                15,468           922
Parker-Hannifin Corp.             6,360             266              458               19                6,818            285
Schlumberger, Ltd.                28,189            2,467            2,026             177               30,215           2,645
                                                    4,455                              320                                4,775
Paint, Varnishes, Enamels
(0.1%)
Sherwin-Williams Co.              9,832             273              704               20                10,536           292
Pharmaceuticals  (7.9%)
Abbott Laboratories               43,813            2,686            3,154             193               46,967           2,880
Allergan, Inc.                    3,693             122              267               9                 3,960            130
American Home Products Corp.      36,930            2,737            2,655             197               39,585           2,934
Amgen, Inc.(b)                    15,098            744              1,081             53                16,179           797
Bristol-Myers Squibb Co.          56,756            4,980            4,079             358               60,835           5,338
Cognizant Corp.                   9,350             366              672               26                10,022           393
Crescendo Pharmaceuticals(b)      230               3                17                0                 248              3
Eli Lilly & Co.                   63,348            4,236            4,554             305               67,902           4,541
Johnson & Johnson                 75,775            4,348            5,447             313               81,222           4,660
Merck & Co., Inc.                 68,777            6,139            4,944             440               73,721           6,580
Pfizer, Inc.                      73,602            5,207            5,291             374               78,893           5,582
Pharmacia & Upjohn, Inc.          28,910            918              2,077             66                30,987           984
Schering-Plough Corp.             41,718            2,339            2,999             168               44,717           2,507
Warner-Lambert Co.                15,453            2,213            1,108             159               16,561           2,371
                                                    37,038                             2,661                              39,700
Photography  (0.3%)
Eastman Kodak Co.                 18,552            1,110            1,334             80                19,886           1,191
Polaroid Corp.                    2,594             117              184               8                 2,778            125
                                                    1,227                              88                                 1,316
Pollution Control Services &
Equipment  (0.2%)
Browning-Ferris Industries, Inc.  11,313            368              803               26                12,116           394
Safety-Kleen, Corp.               3,319             73               238               5                 3,557            79
Waste Management, Inc.            25,820            604              1,855             44                27,675           646
                                                    1,045                              75                                 1,119
Precision Instruments &
Related  (0.0%)
Perkin-Elmer Corp.                2,494             156              180               11                2,674            167
Primary Metal & Mineral
Production  (0.3%)
Barrick Gold Corp.                21,225            437              1,522             32                22,747           467
Battle Mountain Gold Co.          13,081            80               938               6                 14,019           86
Echo Bay Mines Ltd.               7,937             32               569               2                 8,506            35



KEY STOCK INDEX FUND AND VICTORY STOCK INDEX
FUND ProForma Combined Schedule of Portfolio
Investments  October  31,  1997  (Amounts in
Thousands, except shares)

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

Freeport-McMoRan Copper & Gold,   11,323            270              817               20                12,140           290
Inc., Class B
Homestake Mining Co.              8,356             103              602               7                 8,958            111
Inland Steel Industries, Inc.     2,779             55               200               4                 2,979            58
Newmont Mining Corp.              8,900             312              637               22                9,537            334
Placer Dome, Inc.                 13,638            211              980               15                14,618           227
                                                    1,500                              108                                1,608
Publishing  (0.6%)
Dun & Bradstreet Corp.            9,708             277              698               20                10,406           297
John H. Harland Co.               1,768             40               126               3                 1,894            42
McGraw-Hill Cos., Inc.            5,633             368              408               27                6,041            395
Meredith Corp.                    3,049             104              218               7                 3,267            111
R.R. Donnelley & Sons Co.         8,331             272              597               19                8,928            291
Time Warner, Inc.                 31,877            1,839            2,291             133               34,168           1,972
                                                    2,900                              209                                3,108
Radio & Television  (0.4%)
Clear Channel Communications,     5,582             368              401               26                5,983            395
Inc.(b)
Comcast, Class A Special Shares   19,862            546              1,427             39                21,289           585
U.S. West Media Group(b)          34,529            872              2,482             63                37,011           935
                                                    1,786                              128                                1,915
Railroads  (0.7%)
Burlington Northern Santa Fe      8,857             841              637               61                9,494            902
CSX Corp.                         12,405            678              889               49                13,294           727
Norfolk Southern Corp.            21,468            690              1,536             49                23,004           739
Union Pacific Corp.               14,070            862              1,008             61                15,078           923
                                                    3,071                              220                                3,291
Restaurants  (0.5%)
Darden Restaurants, Inc.          8,712             99               625               7                 9,337            106
McDonald's Corp.                  39,176            1,755            2,814             126               41,990           1,882
Tricon Global Restaurants(b)      8,715             264              626               19                9,342            283
Wendy's International, Inc.       7,500             158              536               11                8,036            169
                                                    2,276                              163                                2,440
Retail  (1.3%)
Costco Cos., Inc.(b)              12,102            466              870               33                12,972           499
Dayton Hudson Corp.               12,395            779              886               56                13,281           834
K-Mart Corp.(b)                   27,723            366              1,992             26                29,715           392
Wal-Mart Stores, Inc.             128,951           4,528            9,270             326               138,221          4,856
Woolworth Corp.(b)                7,672             146              550               10                8,222            156
                                                    6,285                              451                                6,737
Retail-Department Stores  (0.8%)
Dillard's, Inc., Class A          6,362             244              463               18                6,825            262
Federated Department Stores,      11,908            524              856               38                12,764           562
Inc.(b)
Harcourt General, Inc.            4,029             202              289               14                4,318            216
J.C. Penney Co., Inc.             14,172            832              1,019             60                15,191           892
May Department Stores Co.         13,243            713              952               51                14,195           765


                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

Mercantile Stores Co., Inc.       2,093             123              150               9                 2,243            132
Nordstrom, Inc.                   4,398             269              322               20                4,720            289
Sears, Roebuck & Co.              22,299            934              1,600             67                23,899           1,000
                                                    3,841                              277                                4,118
Retail-Drug Stores  (0.4%)
CVS Corp.                         9,793             600              703               43                10,496           644
Longs Drug Stores Corp.           2,229             56               159               4                 2,388            60
Rite Aid Corp.                    7,002             416              501               30                7,503            445
Walgreen Co.                      28,031            788              2,009             56                30,040           845
                                                    1,860                              133                                1,994
Retail-Specialty Stores  (1.1%)
AutoZone, Inc.(b)                 8,599             254              616               18                9,215            272
Charming Shoppes, Inc.(b)         6,021             31               431               2                 6,452            33
Circuit City Stores, Inc.         5,604             223              400               16                6,004            239
Gap, Inc.                         15,267            812              1,098             58                16,365           870
Home Depot, Inc.                  41,569            2,314            2,988             168               44,557           2,481
Limited, Inc.                     15,462            364              1,108             26                16,570           390
Lowe's Cos., Inc.                 9,893             412              707               29                10,600           441
Pep Boys - Manny, Moe & Jack      3,599             91               258               6                 3,857            97
TJX Cos., Inc.                    9,296             275              668               20                9,964            295
Toys "R" Us, Inc.(b)              16,245            553              1,166             40                17,411           593
                                                    5,329                              383                                5,711
Rubber & Rubber Products  (0.1%)
Cooper Tire & Rubber Co.          4,484             95               321               7                 4,805            102
Goodyear Tire & Rubber Co.        8,882             556              637               40                9,519            596
                                                    651                                47                                 698
Semiconductors  (1.8%)
Applied Materials, Inc.(b)        20,758            693              1,480             49                22,238           742
Intel Corp.                       92,983            7,159            6,683             515               99,666           7,674
LSI Logic Corp.(b)                8,083             176              578               13                8,661            189
Micron Technology, Inc.(b)        11,997            322              858               23                12,855           345
                                                    8,350                              600                                8,950
Software & Computer Services
(3.0%)
Adobe Systems, Inc.               4,150             198              293               14                4,443            212
Autodesk, Inc.                    2,731             101              195               7                 2,926            108
Ceridian Corp.(b)                 4,595             179              329               13                4,924            192
Computer Associates               20,723            1,545            1,484             111               22,207           1,656
International, Inc.
HBO & Co                          11,167            486              810               35                11,977           521
Microsoft Corp.(b)                68,234            8,871            4,905             638               73,139           9,509
Novell, Inc.(b)                   19,833            167              1,429             12                21,262           179
Oracle Corp.(b)                   55,793            1,996            4,010             143               59,803           2,140
Parametric Technology Corp.(b)    7,254             320              521               23                7,775            343
Shared Medical Systems Corp.      1,423             78               101               6                 1,524            83
Siebel Systems Inc.(b)            14                1                1                 0                 15               1
                                                    13,942                             1,002                              14,944

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

Steel  (0.2%)
Allegheny Teledyne, Inc.          10,019            264              718               19                10,737           282
Armco, Inc.(b)                    6,097             35               437               3                 6,534            38
Bethlehem Steel Corp.(b)          6,413             64               458               5                 6,871            69
Nucor Corp.                       5,004             261              360               18                5,364            280
USX-U.S. Steel Group, Inc.        4,882             166              350               12                5,232            178
Worthington Industries, Inc.      5,508             114              395               8                 5,903            122
                                                    904                                65                                 969
Tax Return Preparation  (0.0%)
H&R Block, Inc.                   5,927             219              426               16                6,353            235
Telecommunications  (1.5%)
Alltel Corp.                      10,642            376              761               27                11,403           403
Bell Atlantic Corp.               44,201            3,530            3,178             253               47,379           3,784
DSC Communications Corp.(b)       6,687             163              479               12                7,166            175
Northern Telecom Ltd.             14,928            1,339            1,073             96                16,001           1,435
Scientific-Atlanta, Inc.          4,416             82               316               6                 4,732            88
Tellabs, Inc.(b)                  10,308            557              737               40                11,045           596
U.S. West Communications Group    27,294            1,087            1,956             78                29,250           1,165
                                                    7,134                              512                                7,646
Telecommunications-Equipment
(0.0%)
NextLevel Systems, Inc.(b)        8,388             113              602               8                 8,990            121
Telecommunications-Services &
Equipment  (0.0%)
Frontier Corp.                    9,347             202              670               14                10,017           217
Textile Manufacturing  (0.0%)
Russell Corp.                     2,077             61               149               4                 2,226            66
Springs Industries, Inc., Class   1,153             53               83                4                 1,236            57
A
                                                    114                                8                                  123
Tobacco & Tobacco Products
(1.3%)
Fortune Brands, Inc.              9,757             323              702               23                10,459           346
Philip Morris Cos., Inc.          137,964           5,467            9,919             394               147,883          5,859
UST, Inc.                         10,468            313              749               22                11,217           336
                                                    6,103                              439                                6,541
Tools & Hardware Manufacturing
(0.1%)
Black & Decker Corp.              5,377             205              385               15                5,762            219
Snap-On Tools, Inc.               3,483             150              248               11                3,731            160
Stanley Works                     5,069             214              364               15                5,433            230
                                                    569                                41                                 609
Transportation Leasing
&Trucking  (0.1%)
Caliber System, Inc.              2,217             116              159               8                 2,376            124
Ryder Systems, Inc.               4,426             154              313               11                4,739            166
                                                    270                                19                                 290

                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

Transportation Services  (0.0%)
Laidlaw, Inc.                     18,714            264              1,345             19                20,059           283
Utilities-Electric  (2.1%)
American Electric Power Co.       10,773            509              771               36                11,544           545
Carolina Power & Light Co.        8,619             308              617               22                9,236            330
Central & South West Corp.        12,086            261              866               19                12,952           279
CINergy Corp.                     8,979             296              643               21                9,622            318
Consolidated Edison Co. of New    13,384            458              959               33                14,343           491
York, Inc.
Detroit Edison Co.                8,263             254              592               18                8,855            272
Dominion Resources, Inc.          10,579            393              760               28                11,339           422
Duke Power Co.                    20,490            990              1,473             72                21,963           1,060
Edison International              22,604            579              1,626             42                24,230           621
Entergy Corp                      13,738            336              987               24                14,725           360
FPL Group, Inc.                   10,369            536              744               38                11,113           574
Houston Industries, Inc.          16,244            353              1,168             25                17,412           379
Niagara Mohawk Power Corp.(b)     8,224             80               590               6                 8,814            85
Northern States Power Co.         4,202             212              301               15                4,503            227
Minnesota
Ohio Edison Co.                   8,688             215              623               15                9,311            230
PacifiCorp                        16,865            366              1,208             26                18,073           392
Peco Energy Co.                   12,672            287              908               21                13,580           308
PG&E Corp.                        24,965            638              1,795             46                26,760           684
PP&L Resources, Inc.              9,387             203              671               15                10,058           218
Public Service Enterprise Group   13,209            343              947               25                14,156           367
Raychem Corp.                     2,485             225              178               16                2,663            241
Southern Co.                      38,975            894              2,803             64                41,778           958
Texas Utilities Co.               13,694            491              983               35                14,677           527
Unicom Corp.                      12,317            345              883               25                13,200           370
Union Electric Co.                5,816             219              417               16                6,233            235
                                                    9,791                              703                                10,493
Utilities-Electric & Gas  (0.1%)
Baltimore Gas & Electric Co.      8,409             231              602               17                9,011            247
GPU, Inc.                         6,876             249              493               17                7,369            267
                                                    480                                34                                 514
Utilities-Natural Gas  (0.3%)
Consolidated Natural Gas Co.      5,432             294              388               21                5,820            315
Eastern Enterprises               1,164             46               83                3                 1,247            49
Enron Corp.                       17,423            661              1,252             48                18,675           709
NICOR, Inc.                       2,767             107              200               8                 2,967            114
Pacific Enterprises               4,744             155              341               11                5,085            166
Peoples Energy Corp.              2,001             72               143               5                 2,144            77
                                                    1,335                              96                                 1,430
Utilities-Telecommunications
(5.0%)
AirTouch Communications, Inc.(b)  28,683            1,108            2,061             80                30,744           1,187
Ameritech Corp.                   31,313            2,035            2,250             146               33,563           2,182
AT&T Corp.                        92,496            4,527            6,650             326               99,146           4,852
BellSouth Corp.                   56,451            2,671            4,058             192               60,509           2,863


                                  Victory Stock     Victory Stock    Key Stock Index   Key Stock Index   ProForma         ProForma
                                  Index             Index                                                Combined         Combined

                                  Shares                             Shares                              Shares
                                  Or                                 Or                                  Or
                                  Principal         Market           Principal         Market            Principal        Market
                                  Amount            Value            Amount            Value             Amount           Value
                                  ------            -----            ------            -----             ------           -----

GTE Corp.                         54,446            2,311            3,914             166               58,360           2,477
Lucent Technologies, Inc.         36,540            3,012            2,626             216               39,166           3,229
MCI Telecommunications Corp.      39,394            1,398            2,832             101               42,226           1,499
SBC Communications, Inc.          52,041            3,311            3,741             238               55,782           3,549
Sprint Corp.                      24,510            1,275            1,758             91                26,268           1,366
WorldCom, Inc.(b)                 51,362            1,727            3,692             124               55,054           1,851
                                                    23,375                             1,680                              25,055
Total Common Stocks (Cost                           404,137                            29,030                             433,166
$312,855)

U.S. TREASURY BILLS  (0.6%)
4.92%, 12/18/97 (c)               2,340             2,325            450               447               2,790            2,772
4.95%, 12/26/97 (c)               215               213                                                  215              213
Total U.S. Treasury Bills (Cost                     2,538                              447                                2,985
$2,971)

Total Investments (Cost                             463,357                            36,918                             500,275
$379,963) (a)   -   100.0%
Other assets in excess of                           1,658                              198                                1,856
liabilities   0.0%
TOTAL NET ASSETS   -   100.0%                        465,015                            37,116                             502,131
________________
                                  Number of         Market           Number of         Market            Number of        Market
                                  Contracts         Value            Contracts         Value             Contracts        Value
FUTURES CONTRACTS  (13.5%)
S & P 500 Index, face amount      260               60,060           17                7,854             277              67,914
$60,872, expiring December 18,
1997
Total Futures Contracts (Cost                       60,060                             7,854                              67,914
$68,827)


(a)  Represents cost for
federal income tax purposes and
differs from value by net
unrealized appreciation of
securities as follows:

Unrealized appreciation           127,674

Unrealized  depreciation
                                  (7,362)
Net unrealized appreciation       120,312

SBSF FUND AND VICTORY  DIVERSIFIED STOCK
FUND   ProForma   Combined    Schedules   of
Portfolio   Investments   October  31,  1997
(Amounts in Thousands, except shares)

                                   VICTORY          VICTORY          SBSF             SBSF              PROFORMA         PROFORMA
                                   DIVERSIFIED      DIVERSIFIED      FUND             FUND              COMBINED         COMBINED
                                   STOCK            STOCK

                                   SHARES                            SHARES                             SHARES
                                   OR                                OR                                 OR
                                   PRINCIPAL        MARKET           PRINCIPAL        AMORTIZED         PRINCIPAL        MARKET
                                   AMOUNT           VALUE            AMOUNT           COST              AMOUNT           VALUE
                                   ------           -----            ------           ----              ------           -----
COMMERCIAL PAPER  (1.9%)
FINANCIAL SERVICES  (1.9%)
General Electric Capital Corp.,    15,762           15,762           1,468            1,468             17,229           17,230
                                                    ------                            -----                              ------
5.79%, 11/3/97
TOTAL COMMERCIAL PAPER (COST                        15,762                            1,468                              17,230
                                                    ------                            -----                              ------
$17,229)

COMMON STOCKS  (98.1%)
AEROSPACE/DEFENSE  (3.0%)
AlliedSignal, Inc.                 452,200          16,279                                              452,200          16,279
B.F. Goodrich Inc.                 167,500          7,464                                               167,500          7,464
Boeing Co.                         72,000           3,447                                               72,000           3,447
                                                    -----                                                                -----
                                                    27,190                                                               27,190
                                                    ------                                                               ------
ALUMINUM  (1.1%)
Aluminum Co. of America            115,000          8,395                                               115,000          8,395
                                                    -----
Reynolds Metal Co.                                                   25,000           1,523             25,000           1,523
                                                                                      -----                              -----
                                                                                                                         9,918
AUTOMOBILES  (1.3%)
General Motors Corp.               180,000          11,554                                              180,000          11,554
                                                    ------                                                               ------
BANKS  (8.7%)
Banc One Corp.                     215,000          11,207                                              215,000          11,207
Chase Manhattan Corp.              90,000           10,384                                              90,000           10,384
First Union Corp.                  260,000          12,755                                              260,000          12,755
Mellon Bank Corp.                  204,000          10,519                                              204,000          10,519
NationsBank Corp.                  185,000          11,077                                              185,000          11,077
Norwest Corp.                      320,200          10,266                                              320,200          10,266
PNC Bank Corp.                     235,000          11,163                                              235,000          11,163
                                                    ------                                                               ------
                                                    77,371                                                               77,371
                                                    ------                                                               ------
BEVERAGES  (3.2%)
Anheuser-Busch Cos., Inc.          350,000          13,978                                              350,000          13,978
PepsiCo, Inc.                      400,000          14,725                                              400,000          14,725
                                                    ------                                                               ------
                                                    28,703                                                               28,703
                                                    ------                                                               ------
BROKERAGE SERVICES  (0.9%)
Bear Stearns Cos., Inc.            192,428          7,637                                               192,428          7,637
                                                    -----                                                                -----
CHEMICALS-GENERAL  (2.4%)
Air Products & Chemicals, Inc.     80,000           6,080                                               80,000           6,080
Nalco Chemical Co.                 255,900          10,236                                              255,900          10,236
RPM Inc.                           277,750          5,208                                               277,750          5,208
                                                    -----                                                                -----
                                                    21,524                                                               21,524
                                                    ------                                                               ------
COMPUTERS & PERIPHERALS  (9.2%)
Cabletron Systems, Inc.(b)         224,000          6,496                                               224,000          6,496
Cisco Systems, Inc.(b)             25,000           2,051            20,000           1,641             45,000           3,692
Compaq Computer Corp.(b)           150,000          9,563                                               150,000          9,563



SBSF FUND AND VICTORY  DIVERSIFIED STOCK
FUND   ProForma   Combined    Schedules   of
Portfolio   Investments   October  31,  1997
(Amounts in Thousands, except shares)

                                   VICTORY          VICTORY          KEY SBSF         KEY SBSF          PROFORMA         PROFORMA
                                   DIVERSIFIED      DIVERSIFIED      FUND             FUND              COMBINED         COMBINED
                                   STOCK            STOCK

                                   SHARES                            SHARES                             SHARES
                                   OR                                OR                                 OR
                                   PRINCIPAL        MARKET           PRINCIPAL        AMORTIZED         PRINCIPAL        MARKET
                                   AMOUNT           VALUE            AMOUNT           COST              AMOUNT           VALUE
                                   ------           -----            ------           ----              ------           -----


Computer Sciences Corp.(b)         130,000          9,222                                               130,000          9,222
Dell Computer, Inc.(b)             96,000           7,692                                               96,000           7,692
Hewlett-Packard Co.                110,000          6,786                                               110,000          6,786
International Business Machines    275,000          26,965           38,200           3,746             313,200          30,711
                                                                                      -----
Corp.
Seagate Technology, Inc.(b)        245,000          6,646                                               245,000          6,646
                                                    -----                                                                -----
                                                    75,421                            5,387                              80,808
                                                    ------                            -----                              ------
CONGLOMERATES  (4.9%)
Canadian Pacific, Ltd.                                               113,600          3,387             113,600          3,387
Corning, Inc.                      145,000          6,543            30,000           1,354             175,000          7,897
General Electric Co.               126,600          8,174                                               126,600          8,174
Noel Group, Inc.(b)                                                  225,000          886               225,000          886
Tenneco, Inc.                      65,000           2,921                                               65,000           2,921
Textron, Inc.                      85,000           4,914            30,000           1,734             115,000          6,648
                                                                                      -----
Westinghouse Electric Corp.        512,500          13,549                                              512,500          13,549
                                                    ------                                                               ------
                                                    36,101                            7,361                              43,462
                                                    ------                            -----                              ------
CONTAINERS-METAL, GLASS, PAPER,
PLASTIC  (2.0%)
Crown Cork & Seal, Inc.            250,000          11,266                                              250,000          11,266
Sonoco Products Co.                203,000          6,534                                               203,000          6,534
                                                    -----                                                                -----
                                                    17,800                                                               17,800
                                                    ------                                                               ------
ELECTRONIC & ELECTRICAL-GENERAL
(1.8%)
Andrew Corp.(b)                    260,000          6,029                                               260,000          6,029
Motorola, Inc.                     30,000           1,853                                               30,000           1,853
Texas Instruments, Inc.            60,000           6,400                                               60,000           6,400
                                                    -----
Vishay Intertechnology, Inc.(b)                                      69,300           1,659             69,300           1,659
                                                                                      -----                              -----
                                                    14,282                            1,659                              15,941
                                                    ------                            -----                              ------
ENTERTAINMENT  (0.8%)
Viacom, Inc., Class B(b)           96,700           2,925                                               96,700           2,925
Walt Disney Co.                    50,000           4,113                                               50,000           4,113
                                                    -----                                                                -----
                                                    7,038                                                                7,038
                                                    -----                                                                -----
FINANCIAL SERVICES  (1.2%)
Franklin Resources, Inc.           25,000           2,247                                               25,000           2,247
Travelers Group, Inc.              100,000          7,000            20,000           1,400             120,000          8,400
                                                    -----                             -----                              -----
                                                    9,247                             1400                               10,647
                                                    -----                             ----                               ------
FOOD PROCESSING & PACKAGING
(1.6%)
Sara Lee Corp.                     235,000          12,014           40,000           2,045             275,000          14,059
                                                    ------                            -----                              ------
FOREST PRODUCTS-LUMBER & PAPER
(1.5%)
Bowater, Inc.                      97,600           4,081                                               97,600           4,081
International Paper Co.            213,400          9,603                                               213,400          9,603
                                                    -----                                                                -----
                                                    13,684                                                               13,684
                                                    ------                                                               ------
HEALTH CARE  (0.7%)
Columbia/HCA Healthcare Corp.      200,000          5,650                                               200,000          5,650
                                                    -----
Healthplan Services Corp.                                            45,869           966               45,869           966
                                                                                      ---                                ---
                                                                                                                         6,616

SBSF FUND AND VICTORY  DIVERSIFIED STOCK
FUND   ProForma   Combined    Schedules   of
Portfolio   Investments   October  31,  1997
(Amounts in Thousands, except shares)

                                   VICTORY          VICTORY          SBSF         SBSF                  PROFORMA         PROFORMA
                                   DIVERSIFIED      DIVERSIFIED      FUND         FUND                  COMBINED         COMBINED
                                   STOCK            STOCK

                                   SHARES                            SHARES                             SHARES
                                   OR                                OR                                 OR
                                   PRINCIPAL        MARKET           PRINCIPAL        AMORTIZED         PRINCIPAL        MARKET
                                   AMOUNT           VALUE            AMOUNT           COST              AMOUNT           VALUE
                                   ------           -----            ------           ----              ------           -----

HOTELS & MOTELS  (0.1%)
Mirage Resorts, Inc.(b)            50,000           1,250                                               50,000           1,250
                                                    -----                                                                -----
HOUSEHOLD GOODS-APPLIANCES,
FURNISHINGS & ELECTRONICS  (0.9%)
Whirlpool Corp.                    130,600          7,918                                               130,600          7,918
                                                    -----                                                                -----
INDUSTRIAL GOODS & SERVICES
(0.5%)
Dover Corp.                                                          15,300           1,033             15,300           1,033
Hexcel Corp.(b)                                                      121,300          3,252             121,300          3,252
                                                                                      -----                              -----
                                                                                      4,285                              4,285
                                                                                      -----                              -----
INSURANCE  (3.6%)
American International Group,      128,025          13,066           30,000           3,062             158,025          16,128
Inc.
General Re Corp.                   49,500           9,761                                               49,500           9,761
                                                    -----
Partner Re Ltd.                                                      115,500          4,735             115,500          4,735
RenaissanceRe Holdings Ltd.                                          27,000           1,175             27,000           1,175
                                                                                      -----                              -----
                                                    22,827                            8,972                              31,799
                                                    ------                            -----                              ------
INSURANCE-MULTI-LINE  (1.3%)
Marsh & McLennan Cos., Inc.        160,000          11,360                                              160,000          11,360
                                                    ------                                                               ------
INSURANCE-PROPERTY, CASUALTY,
HEALTH  (1.6%)
Everest Reinsurance Holdings,      228,500          8,598                                               228,500          8,598
Inc.
Travelers Property Casualty        147,000          5,310                                               147,000          5,310
                                                    -----                                                                -----
Corp., Class A
                                                    13,908                                                               13,908
                                                    ------                                                               ------
INVESTMENT COMPANY  (0.5%)
TCI Ventures Group, Class A(b)     158,252          3,650            29,104           671               187,356          4,321
                                                    -----                             ---                                -----
MACHINE TOOLS  (0.5%)
Kennametal, Inc.                   100,000          4,850                                               100,000          4,850
                                                    -----                                                                -----
MANUFACTURING-MISCELLANEOUS
(0.9%)
Millipore Corp.                    215,000          8,412                                               215,000          8,412
                                                    -----                                                                -----
MEDICAL LABS & TESTING SERVICES
(0.7%)
Biogen, Inc.(b)                                                      44,800           1,501             44,800           1,501
Genzyme Corp. - Tissue Repair(b)                                     2,280            20                2,280            20
Genzyme Corp.(b)                                                     76,000           2,081             76,000           2,081
SmithKline Beecham Plc                                               60,000           2,856             60,000           2,856
                                                                                      -----                              -----
                                                                                      6,458                              6,458
                                                                                      -----                              -----
MEDICAL SERVICES  (0.3%)
Tenet Healthcare Corp.                                               100,000          3,056             100,000          3,056
                                                                                      -----                              -----
MEDICAL SUPPLIES  (0.7%)
Biomet, Inc.                       247,600          6,175                                               247,600          6,175
                                                    -----                                                                -----
METALS & MINING  (0.3%)
Cleveland Cliffs, Inc.                                               60,000           2,606             60,000           2,606
                                                                                      -----                              -----


SBSF FUND AND VICTORY  DIVERSIFIED STOCK
FUND   ProForma   Combined    Schedules   of
Portfolio   Investments   October  31,  1997
(Amounts in Thousands, except shares)

                                   VICTORY          VICTORY          SBSF             SBSF              PROFORMA         PROFORMA
                                   DIVERSIFIED      DIVERSIFIED      FUND             FUND              COMBINED         COMBINED
                                   STOCK            STOCK

                                   SHARES                            SHARES                             SHARES
                                   OR                                OR                                 OR
                                   PRINCIPAL        MARKET           PRINCIPAL        AMORTIZED         PRINCIPAL        MARKET
                                   AMOUNT           VALUE            AMOUNT           COST              AMOUNT           VALUE
                                   ------           -----            ------           ----              ------           -----

NEWSPAPERS  (0.8%)
Dow Jones & Co., Inc.              160,000          7,440                                               160,000          7,440
                                                    -----                                                                -----
OIL & GAS EXPLORATION,
PRODUCTION & SERVICES  (4.6%)
Anadarko Petroleum Corp.                                             40,000           2,930             40,000           2,930
Enron Corp.                        380,700          14,467                                              380,700          14,467
Forcenergy, Inc.(b)                                                  90,000           2,936             90,000           2,936
Noble Affiliates, Inc.                                               74,200           3,047             74,200           3,047
                                                                                      -----
Unocal Corp.                       420,000          17,325                                              420,000          17,325
                                                    ------                                                               ------
                                                    31,792                            8,913                              40,705
                                                    ------                            -----                              ------
OIL-INTEGRATED COMPANIES  (3.2%)
Atlantic Richfield Co.             30,800           2,535                                               30,800           2,535
Exxon Corp.                        76,000           4,669                                               76,000           4,669
Phillips Petroleum Co.             179,500          8,683                                               179,500          8,683
Royal Dutch Petroleum Co., New     40,000           2,105                                               40,000           2,105
York Shares
Texaco, Inc.                       181,000          10,306                                              181,000          10,306
                                                    ------                                                               ------
                                                    28,298                                                               28,298
                                                    ------                                                               ------
OILFIELD SERVICES & EQUIPMENT
(3.6%)
Baker Hughes, Inc.                 300,000          13,781                                              300,000          13,781
Dresser Industries, Inc.           225,600          9,503                                               225,600          9,503
Schlumberger, Ltd.                 105,000          9,188                                               105,000          9,188
                                                    -----                                                                -----
                                                    32,472                                                               32,472
                                                    ------                                                               ------
PHARMACEUTICALS  (5.8%)
Abbott Laboratories                65,000           3,985                                               65,000           3,985
American Home Products Corp.       185,000          13,713           25,000           1,853             210,000          15,566
                                                                                      -----
Merck & Co., Inc.                  85,000           7,586                                               85,000           7,586
Pfizer, Inc.                       350,000          24,763                                              350,000          24,763
                                                    ------                                                               ------
                                                    50,047                            1,853                              51,900
                                                    ------                            -----                              ------
POLLUTION CONTROL SERVICES &
EQUIPMENT  (1.9%)
Browning-Ferris Industries, Inc.   123,400          4,011                                               123,400          4,011
Waste Management, Inc.             475,000          11,103           75,000           1,753             550,000          12,856
                                                    ------                            -----                              ------
                                                    15,114                            1,753                              16,867
                                                    ------                            -----                              ------
PUBLISHING  (1.1%)
Time Warner, Inc.                 170,000           9,807                                              170,000          9,807
                                                    -----                                                               -----
RADIO & TELEVISION  (0.8%)
Tele-Communications, Inc., Class   276,748          6,348            50,896           1,168             327,644          7,515
                                                    -----                             -----                              -----
A(b)
REAL ESTATE  (0.3%)
Beazer Homes USA, Inc.                                               125,000          2,391             125,000          2,391
                                                                                      -----                              -----
REAL ESTATE INVESTMENT TRUSTS
(1.1%)
Avatar Holdings Inc.(b)                                              119,347          3,759             119,347          3,759
Cousins Properties, Inc.                                             100,000          3,138             100,000          3,138
Security Capital Industrial Trust                                    108,333          2,661             108,333          2,661
                                                                                      -----                              -----
                                                                                      9,558                              9,558
                                                                                      -----                              -----


SBSF FUND AND VICTORY  DIVERSIFIED STOCK
FUND   ProForma   Combined    Schedules   of
Portfolio   Investments   October  31,  1997
(Amounts in Thousands, except shares)

                                   VICTORY          VICTORY          SBSF             SBSF             PROFORMA         PROFORMA
                                   DIVERSIFIED      DIVERSIFIED      FUND             FUND             COMBINED         COMBINED
                                   STOCK            STOCK

                                   SHARES                            SHARES                             SHARES
                                   OR                                OR                                 OR
                                   PRINCIPAL        MARKET           PRINCIPAL        AMORTIZED         PRINCIPAL        MARKET
                                   AMOUNT           VALUE            AMOUNT           COST              AMOUNT           VALUE
                                   ------           -----            ------           ----              ------           -----

RETAIL  (1.8%)
Dayton Hudson Corp.                35,800           2,249                                               35,800           2,249
Wal-Mart Stores, Inc.              400,000          14,050                                              400,000          14,050
                                                    ------                                                               ------
                                                    16,299                                                               16,299
                                                    ------                                                               ------
RETAIL-DEPARTMENT STORES  (0.6%)
Nordstrom, Inc.                    90,000           5,513                                               90,000           5,513
                                                    -----                                                                -----
RETAIL-DRUG STORES  (0.6%)
Walgreen Co.                       185,000          5,203                                               185,000          5,203
                                                    -----                                                                -----
RETAIL-SPECIALTY STORES  (2.7%)
AutoZone, Inc.(b)                  315,000          9,312                                               315,000          9,312
Lowe's Cos., Inc.                  208,000          8,658                                               208,000          8,658
OfficeMax, Inc.(b)                 450,000          6,019                                               450,000          6,019
                                                    -----                                                                -----
                                                    23,989                                                               23,989
                                                    ------                                                               ------
SEMICONDUCTORS  (2.3%)
Intel Corp.                        80,000           6,160            46,000           3,542             126,000          9,702
LSI Logic Corp.(b)                 400,000          8,725            80,000           1,745             480,000          10,470
                                                    -----                             -----                              ------
                                                    14,885                            5,287                              20,172
                                                    ------                            -----                              ------
SOFTWARE & COMPUTER SERVICES
(1.6%)
America Online Inc(b)              125,000          9,625                                               125,000          9,625
Computer Associates                61,000           4,548                                               61,000           4,548
                                                    -----                                                                -----
International, Inc.
                                                    14,173                                                               14,173
                                                    ------                                                               ------
STEEL  (0.3%)
J&L Speciality Steel, Inc.                                           235,000          2,967             235,000          2,967
                                                                                      -----                              -----
TELECOMMUNICATIONS  (0.3%)
Bell Atlantic Corp.                                                  28,400           2,268             28,400           2,268
                                                                                      -----                              -----
TOBACCO & TOBACCO PRODUCTS
(0.7%)
UST, Inc.                          207,000          6,197                                               207,000          6,197
                                                    -----                                                                -----
UTILITIES-ELECTRIC  (1.7%)
CINergy Corp.                      121,700          4,016                                               121,700          4,016
Houston Industries, Inc.           100,000          2,175                                               100,000          2,175
Northeast Utilities                                                  225,000          2,588             225,000          2,588
                                                                                      -----
Southern Co.                       204,300          4,686                                               204,300          4,686
Texas Utilities Co.                58,500           2,099                                               58,500           2,099
                                                    -----                                                                -----
                                                    12,976                            2,588                              15,564
                                                    ------                            -----                              ------
UTILITIES-TELECOMMUNICATIONS
(6.1%)
AirTouch Communications, Inc.(b)                                     140,000          5,408             140,000          5,408
Ameritech Corp.                    208,600          13,559                                              208,600          13,559
GTE Corp.                          500,000          21,218           48,500           2,058             548,500          23,276
                                                                                      -----
MCI Telecommunications Corp.       350,000          12,425                                              350,000          12,425
                                                    ------                                                               ------
                                                    47,202                            7,466                              54,668
                                                    ------                            -----                              ------


SBSF FUND AND VICTORY  DIVERSIFIED STOCK
FUND   ProForma   Combined    Schedules   of
Portfolio   Investments   October  31,  1997
(Amounts in Thousands, except shares)

                                   VICTORY          VICTORY          SBSF             SBSF              PROFORMA         PROFORMA
                                   DIVERSIFIED      DIVERSIFIED      FUND             FUND              COMBINED         COMBINED
                                   STOCK            STOCK

                                   SHARES                            SHARES                             SHARES
                                   OR                                OR                                 OR
                                   PRINCIPAL        MARKET           PRINCIPAL        AMORTIZED         PRINCIPAL        MARKET
                                   AMOUNT           VALUE            AMOUNT           COST              AMOUNT           VALUE
                                   ------           -----            ------           ----              ------           -----

TOTAL COMMON STOCKS (COST                           781,716                           92,601                             874,317
                                                    -------                           ------                             -------
$700,679)

TOTAL INVESTMENTS (COST                             797,478                           94,068                             891,546
$717,908) (A)   -   100.0%
OTHER ASSETS IN EXCESS OF                           (5,010)                           (380)                              (5,389)
                                                    -------                           -----                              -------
LIABILITIES   0.0%
TOTAL NET ASSETS   -   100.0%                       792,468                           93,689                              886,157
                                                    -------                           ------                             --------


----------------
(A)  REPRESENTS COST FOR FEDERAL
INCOME TAX PURPOSES AND DIFFERS
FROM VALUE BY NET UNREALIZED
APPRECIATION OF SECURITIES AS
FOLLOWS:

Unrealized appreciation            193,778

Unrealized  depreciation
                                   (20,140)
Net unrealized appreciation        173,638

KEY CAPTIAL GROWTH FUND AND VICTORY  SPECIAL
GROWTH FUND  ProForma  Combined  Schedule of
Portfolio   Invesments   October   31,  1997
(Amounts in Thousands, except shares)

                                         VICTORY SPECIAL   VICTORY SPECIAL   KEY CAPITAL     KEY CAPITAL     PROFORMA       PROFORMA
                                         GROWTH            GROWTH            GROWTH          GROWTH          COMBINED       COMBINED

                                         SHARES                              SHARES                          SHARES
                                         OR                                  OR                              OR
                                         PRINCIPAL         MARKET            PRINCIPAL       MARKET          PRINCIPAL      MARKET
                                         AMOUNT            VALUE             AMOUNT          VALUE           AMOUNT         VALUE
                                         ------            -----             ------          -----           ------         -----
COMMERCIAL PAPER  (7.6%)
FINANCIAL SERVICES  (7.6%)
General Electric Capital Corp., 5.79%,   7,821             7,821             3,256           3,256           11,077         11,077
                                                           -----                             -----                          ------
11/3/97
TOTAL COMMERCIAL PAPER (COST $11,077)                      7,821                             3,256                          11,077
                                                           -----                             -----                          ------

COMMON STOCKS  (92.4%)
AIRLINES  (0.9%)
Trans World Airlines, Inc.(b)            120,000           893               50,000          372             170,000        1,264
                                                           ---                               ---                            -----
APPAREL  (1.0%)
Ashworth, Inc.(b)                        100,000           994               50,000          497             150,000        1,491
                                                           ---                               ---                            -----
APPAREL-FOOTWEAR  (0.7%)
Steven Madden Ltd.(b)                    100,000           700               40,000          280             140,000        980
                                                           ---                               ---                            ---
BANKS  (0.8%)
U.S. Trust Corp.                         20,000            1,170                                             20,000         1,170
                                                           -----                                                            -----
BROADCASTING & PUBLISHING  (1.2%)
Westwood One, Inc.(b)                    35,000            1,074             20,000          614             55,000         1,688
                                                           -----                             ---                            -----
BROKERAGE SERVICES  (1.6%)
Donaldson, Lufkin & Jenrette, Inc.       25,000            1,756             8,000           562             33,000         2,318
                                                           -----                             ---                            -----
CHEMICALS-GENERAL  (0.9%)
Brunswick Technologies, Inc.(b)          54,000            999               20,000          370             74,000         1,369
                                                           ---                               ---                            -----
COMMERCIAL SERVICES  (3.6%)
Cornell Corrections Inc.(b)              60,000            1080              25,000          450             85,000         1,530
Hooper Holmes, Inc.                      100,000           1,474             40,000          590             140,000        2,065
Substance Abuse Technologies(b)          250,000           63                100,000         25              350,000        88
Venture Seismic(b)                       120,000           1,058             50,000          441             170,000        1,498
                                                           -----                             ---                            -----
                                                           3,675                             1,506                          5,181
                                                           -----                             -----                          -----
COMPUTERS & PERIPHERALS  (4.9%)
Creative Technology Ltd.(b)              60,000            1,526             25,000          636             85,000         2,161
Eltron International, Inc.(b)            40,000            1,165             15,000          437             55,000         1,602
Standard Microsystems Corp.(b)           80,200            927               33,400          386             113,600        1,314
UniComp, Inc.(b)                         140,000           1,374             70,000          687             210,000        2,061
                                                           -----                             ---                            -----
                                                           4,992                             2,146                          7,138
                                                           -----                             -----                          -----
CONSTRUCTION  (0.5%)
Schuff Steel Co.(b)                      50,000            550               20,000          220             70,000         770
                                                           ---                               ---                            ---
CONTAINERS  (1.1%)
Mercury Interactive Corp.(b)             50,000            1,125             20,000          450             70,000         1,575
                                                           -----                             ---                            -----
COSMETICS & RELATED  (1.1%)
French Fragrances, Inc.(b)               100,000           1,069             50,000          534             150,000        1,603
                                                           -----                             ---                            -----
ELECTRICAL EQUIPMENT  (2.0%)
Printrak International, Inc.(b)          68,200            691               29,000          294             97,200         984
Semitool Inc.(b)                         75,000            1,293             35,000          603             110,000        1,898
                                                           -----                             ---                            -----
                                                           1,984                             897                            2,882
                                                           -----                             ---                            -----
ELECTRONIC & ELECTRICAL-GENERAL  (3.2%)
Sipex Corp.(b)                           60,000            1,972             25,000          822             85,000         2,794
Uniphase Corp.(b)                        20,000            1,343             8,000           537             28,000         1,880
                                                           -----                             ---                            -----
                                                           3,315                             1,359                          4,674
                                                           -----                             -----                          -----
ENTERTAINMENT  (0.8%)
Speedfam International Inc.(b)           30,000            1,114                                             30,000         1,114
                                                                                                                            -----
FINANCIAL SERVICES  (1.0%)
Hambrecht & Quist Group(b)               35,000            1,103             12,000          378             47,000         1,481
                                                           -----                             ---                            -----
LEISURE-RECREATION, GAMING  (2.8%)
Anchor Gaming(b)                         20,000            1,570             7,000           550             27,000         2,120
The North Face, Inc.(b)                  60,000            1,418             25,000          590             85,000         2,008
                                                           -----                             ---                            -----
                                                           2,988                             1,140                          4,128
                                                           -----                             -----                          -----
MACHINERY & ENGINEERING  (0.5%)
Middleby Corp.(b)                        50,000            506               20,000          203             70,000         709
                                                           ---                               ---                            ---
MANUFACTURING-MISCELLANEOUS  (0.8%)
Flanders Corp.(b)                        100,000           800               40,000          320             140,000        1,120
                                                           ---                               ---                            -----



CAPTIAL GROWTH FUND AND VICTORY  SPECIAL
GROWTH FUND  ProForma  Combined  Schedule of
Portfolio   Invesments   October   31,  1997
(Amounts in Thousands, except shares)

                                         VICTORY SPECIAL   VICTORY SPECIAL   SBSF CAPITAL    SBSF CAPITAL    PROFORMA       PROFORMA
                                         GROWTH            GROWTH            GROWTH          GROWTH          COMBINED       COMBINED

                                         SHARES                              SHARES                          SHARES
                                         OR                                  OR                              OR
                                         PRINCIPAL         MARKET            PRINCIPAL       MARKET          PRINCIPAL      MARKET
                                         AMOUNT            VALUE             AMOUNT          VALUE           AMOUNT         VALUE
                                         ------            -----             ------          -----           ------         -----

MEDICAL LABS & TESTING SERVICES  (1.3%)
Matritech Inc(b)                         120,300           812               52,700          355             173,000        1,168
Renex Corporation,(b)                    70,000            543               30,000          233             100,000        775
                                                           ---                               ---                            ---
                                                           1,355                             588                            1,943
                                                           -----                             ---                            -----
MEDICAL SUPPLIES  (3.6%)
Bionx Implants, Inc.(b)                  40,000            835               15,000          313             55,000         1,148
Martek Biosciences Corp.(b)              100,000           1,113             40,000          445             140,000        1,558
Spine-Tech, Inc.(b)                      25,000            778               10,000          311             35,000         1,089
                                                                                             ---
Wesley Jessen VisionCare, Inc.(b)        50,000            1,462                                             50,000         1,462
                                                           -----                                                            -----
                                                           4,188                             1,069                          5,257
                                                           -----                             -----                          -----
METALS-NONFERROUS  (1.0%)
International Precious Metals Corp.(b)   200,000           938               100,000         469             300,000        1,406
                                                           ---                               ---                            -----
OIL & GAS EXPLORATION, PRODUCTION &
SERVICES  (7.6%)
Bellwether Exploration(b)                80,000            1,000             40,000          500             120,000        1,500
Continental Natural Gas, Inc.(b)         80,000            930               35,000          407             115,000        1,337
Diamond Offshore Drilling, Inc.                                              10,000          623             10,000         623
Magnum Hunter Resources Inc(b)           80,000            565               35,000          247             115,000        812
Marine Drilling Cos., Inc.(b)            50,.000           1,481             20,000          593             70,000         2,074
Noble Drilling Corp.(b)                  50,000            1,778             20,000          711             70,000         2,487
Swift Energy Co.(b)                      60,000            1,556             25,000          648             85,000         2,205
                                                           -----                             ---                            -----
                                                           7,310                             3,729                          11,038
                                                           -----                             -----                          ------
OILFIELD SERVICES & EQUIPMENT  (11.8%)
Cal Dive International, Inc.(b)                                              20,000          625             20,000         625
Energy Ventures, Inc.(b)                 10,000            642               6,000           385             16,000         1,027
Global Industries Ltd.(b)                70,000            1,409             35,000          704             105,000        2,113
Grey Wolf, Inc.(b)                       200,000           1,650             80,000          660             280,000        2,310
Midcoast Energy Resources, Inc.          56,600            1,362             12,000          289             68,600         1,651
Patterson Energy, Inc.(b)                40,000            2,239             12,000          672             52,000         2,910
Pool Energy Services Co.(b)              50,000            1,697             15,000          509             65,000         2,206
Pride International, Inc.(b)             40,000            1,320             18,000          594             58,000         1,914
Varco International, Inc.(b)             30,000            1,828             10,000          609             40,000         2,438
                                                           -----                             ---                            -----
                                                           12,147                            5,047                          17,194
                                                           ------                            -----                          ------
PHARMACEUTICALS  (2.9%)
Collagenex Pharmaceuticals, Inc.(b)      50,000            600                                               50,000         600
DUSA Pharmaceuticals, Inc.(b)            100,000           1,213             40,000          485             140,000        1,698
Vivus, Inc.(b)                           50,000            1,318             20,000          528             70,000         1,846
                                                           -----                             ---                            -----
                                                           3,131                             1,013                          4,144
                                                           -----                             -----                          -----
RADIO & TELEVISION  (2.6%)
Echostar Communications(b)               75,000            1,425             30,000          570             105,000        1,995
Jacor Communications, Inc.(b)            30,000            1,256             12,000          503             42,000         1,759
                                                           -----                             ---                            -----
                                                           2,681                             1,073                          3,754
                                                           -----                             -----                          -----
RETAIL-SPECIALTY STORES  (1.1%)
Claire's Stores, Inc.                    50,000            1,106             20,000          443             70,000         1,549
                                                           -----                             ---                            -----
SOFTWARE & COMPUTER SERVICES  (16.2%)
Accelr8 Technology Corp.(b)              75,000            1,491             40,000          794             115,000        2,286
Ciber, Inc.(b)                           30,000            1,328             15,000          664             45,000         1,991
Hyperion Software Corp.(b)               50,000            1,904             20,000          763             70,000         2,667
Intelligent Electronics, Inc.(b)         250,000           1,328             100,000         531             350,000        1,859
Intuit, Inc.(b)                          40,000            1,305             15,000          489             55,000         1,794
ISG International Software Group         100,000           1,250             40,000          500             140,000        1,750
Ltd.(b)
Keane, Inc.(b)                                                               20,000          593             20,000         593
Lycos, Inc.(b)                           40,000            1,045             15,000          392             55,000         1,437
NEXTLINK Communications, Inc.(b)                                             20,000          453             20,000         453
ONTRACK Data International, Inc.(b)      50,000            1,019                                             50,000         1,019
Platinum Technology, Inc. (b)            50,000            1,213             20,000          485             70,000         1,698
SEEC, Inc.(b)                            70,000            1,636             30,000          701             100,000        2,338
Summit Design, Inc.(b)                   60,000            870               30,000          435             90,000         1,305
Versant Object Technology Corp.(b)       70,000            1,173                                             70,000         1,173
Visio Corp.(b)                           30,000            1,116             16,000          595             46,000         1,711
                                                           ------                            -----                          ------
                                                           16,677                            7,395                          24,072
                                                           ------                            -----                          ------



CAPTIAL GROWTH FUND AND VICTORY  SPECIAL
GROWTH FUND  ProForma  Combined  Schedule of
Portfolio   Invesments   October   31,  1997
(Amounts in Thousands, except shares)

                                         VICTORY SPECIAL   VICTORY SPECIAL   SBSF CAPITAL    SBSF CAPITAL    PROFORMA       PROFORMA
                                         GROWTH            GROWTH            GROWTH          GROWTH          COMBINED       COMBINED

                                         SHARES                              SHARES                          SHARES
                                         OR                                  OR                              OR
                                         PRINCIPAL         MARKET            PRINCIPAL       MARKET          PRINCIPAL      MARKET
                                         AMOUNT            VALUE             AMOUNT          VALUE           AMOUNT         VALUE
                                         ------            -----             ------          -----           ------         -----

STEEL  (1.2%)
NS Group, Inc.(b)                        49.500            1,324             15,000          401             64,500         1,725
                                                           -----                             ---                            -----
TELECOMMUNICATIONS  (6.3%)
American Communications Services,        120,000           1,350             50,000          563             170,000        1,913
Inc.(b)
Digital Microwave Corp.(b)               30,000            1,080             15,000          540             45,000         1,620
Mobile Telecommunication Technologies    75,000            1,247             30,000          499             105,000        1,746
Corp.(b)
Paging Network, Inc.(b)                  100,000           1,238             40,000          495             140,000        1,733
Tekelec(b)                               100,000           1,465             15,000          627             50,000         2,091
                                                           -----                             ---                            -----
                                                           6,380                             2,724                          9,104
                                                           -----                             -----                          -----
TELECOMMUNICATIONS-SERVICES &
EQUIPMENT  (1.3%)
Star Telecommunications Inc.(b)          60,000            1,388             24,000          555             84,000         1,943
                                                           -----                             ---                            -----
TOBACCO & TOBACCO PRODUCTS  (2.9%)
800-JR CIGAR, Inc.(b)                    40,000            1,250             18,000          563             58,000         1,813
                                                                                                                            -----
General Cigar Holdings, Inc.(b)          60,000            1,736             25,000          722             85,000         2,458
                                                           -----                             ---                            -----
                                                           4,199                             1,770                          5,969
                                                           -----                             -----                          -----
TRANSPORTATION LEASING &TRUCKING
(1.3%)
Budget Group Inc., Class A,(b)           40,000            1,400             15,000          525             55,000         1,925
                                                           -----                             ---                            -----
UTILITIES-TELECOMMUNICATIONS  (1.4%)
Pacific Gateway Exchange, Inc.(b)        40,000            1,530             15,000          574             55,000         2,104
                                                           -----                             ---                            -----
TOTAL COMMON STOCKS (COST $110,849)                        95,349                            38,738                         134,086
                                                           ------                            ------                         -------

RIGHTS & WARRANTS  (0.0%)
Morrison Knudsen Corp., Expire           158               1                                                 158            1
                                                           -                                                                -
3/11/03(b)
TOTAL RIGHTS & WARRANTS (COST $0)                          1                                                                1
                                                           -                                                                -

TOTAL INVESTMENTS (COST $121,926)                          103,171                           41,994                         145,165
(A)   -   100.0%
OTHER ASSETS IN EXCESS OF                                  1,394                             680                            2,074
                                                           -----                             ---                            -----
LIABILITIES   0.0%
TOTAL NET ASSETS   -   100.0%                              104,565                           42,674                          147,239
                                                           -------                           ------                         --------


----------------
(A) REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS FOLLOWS:

Unrealized appreciation                  31,912

Unrealized  depreciation
                                         (8,673)
Net unrealized appreciation              23,239

                                VICTORY/KEY FUNDS

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)
                                     ------


1.       BASIS OF COMBINATION:

         The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of three investment portfolios offered by The Victory Portfolios (the "Company"): the Diversified Stock Fund, the Special Growth Fund and the Stock Index Fund (the "Surviving Funds") and three investment portfolios offered by The Key Mutual Funds: the SBSF Fund, the Capital Growth Fund and the Stock Index Fund (the "Transferor Funds"), (collectively,"Funds") as if the proposed reorganization occurred as of and for the year ended October 31, 1997. These statements have been derived from books and records utilized in calculating daily net asset value at October 31, 1997,

         The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), all of the assets and liabilities will be transferred as follows such that at and after the Effective Time of Reorganization, the assets and liabilities of the Transferor Fund will become the assets and liabilities of the Surviving Fund the SBSF Fund will be transferred to the Diversified Stock Fund, the Capital Growth Fund will be transferred to the Victory Special Growth Fund, and the Key Stock Index Fund will be transferred to the Victory Stock Index Fund. In exchange for the transfer of assets and liabilities, the Company will issue to the Transferor Funds full and fractional shares of the corresponding Surviving Funds, and the Transferor Funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the Surviving Funds so issued will be equal in value to the full and fractional shares of the Transferor Funds that are outstanding immediately prior to the Effective Time of the reorganization at and after the Effective Time of the Reorganization, all debts, liabilities and obligations of the Transferor Funds will attach to the Surviving Funds and may thereafter be enforced against the Surviving Funds to the same extent as if they had been incurred by it. The pro forma statements give edict to the proposed transfer described above.

         Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the Surviving Funds, of the assets of the Transferor Funds will be the fair market value of such assets on the closing date of the transaction. The Surviving Funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the reorganization, and the basis to the Surviving Funds of the assets of the Transferor Funds received pursuant to the reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the Surviving Funds in the reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the Surviving Funds shares issued, and such costs. For accounting purposes, the Surviving Funds are the survivor reorganization. The pro forma statements reflect the combined results of operations of

                                VICTORY/KEY FUNDS

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)

the Transferor Funds and the Surviving Funds. However, should such reorganization be effected, the statements of operations of the Surviving Funds will not be restated for precombination period results of the corresponding Transferor Funds

         The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

         The Transferor Funds and the Surviving Funds are each separate portfolios of the Key Mutual Funds and the Victory Portfolios respectively, which are registered as an open-end management companies under the Investment Company Act of 1940 (the "1940 Act"). The investment objective of the Victory Diversified Stock Fund is to provide long term growth of capital. The investment objective of the SBSF Fund is to provide a high total return over the long term consistent with reasonable risk. The investment objective of the Victory Special Growth Fund and the SBSF Capital Growth Fund is to provide capital appreciation. The investment objective of the Victory Stock Index Fund and the Key Stock Index Fund is to provide long term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The purchase and redemption policies of each of these Funds are the same and the service providers for each of the Funds are the same.

         EXPENSES


         KeyCorp Mutual Fund Advisers, Inc., (the "Adviser"), a wholly-owned subsidiary of KeyBank National Association ("Key"), serves as the Funds' investment adviser. Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for the Funds. BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. (BISYS) serves as the administrator and distributor to the Funds. BISYS Fund Service Ohio, Inc. (The Company), an affiliate of BISYS, serves the Funds as Mutual Fund Accountant.

         ORGANIZATIONAL EXPENSES

         Organization costs cannot be carried over when being merged with another fund. Therefore, in the Statements of Operations, the organization costs were amortized for the SBSF Capital Growth Fund, Key Stock Index Fund, and SBSF Fund, rather than being carried forward.



         TRANSFEROR FUNDS:

The Transferor Funds issue one class of shares. The one class of the Transferor Funds has rights and privileges analogous to those of Class A shares of the Surviving Funds.

Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed at the annual rate of 0.75% for the Key SBSF Fund and the Key Capital Growth Fund, and 0.10% for the Key Stock Index Fund. Such fees are accrued daily and paid monthly. For the year ended October 31, 1997, total investment advisory fees incurred by the Funds were as follows:

                                VICTORY/KEY FUNDS

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)

                                           Total Fees                   Waiver
                                           ----------                   ------
                SBSF                              775                        4
                Capital Growth                    289                        0
                Stock Index                        26                       26

Under the terms of the administration agreement the Administrator's fees are computed at the annual rate of 0.25% of each funds average daily net uses of $50 million and less, 0.15% of each funds average daily net assets in excess of $50 million. For the year ended October 31 1997, the Administrator's fees earned from the Funds were as follows:

                                           Total Fees                   Waiver
                                           ----------                   ------
                SBSF                              205                        0
                Capital Growth                     96                        0
                Stock Index                        38                       38

SURVIVING FUNDS

         The Victory Stock Index and Special Growth Funds issue one class of shares. The Victory Diversified Stock Fund is authorized to issue two classes of shares: Class A shares and Class B shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of spares, and the exchange privilege of each class of shares. Class A shares are subject to an initial sales charge, upon purchase Class B shares are subject to a contingent deferred sales change (CDSC).

         Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed at the annual rate of 0.65% of the average daily net assets of the Diversified Stock Fund, 1.00% of the Special Growth Fund and 0.60% of the Stock Index Fund. Such fees are accrued daily and paid monthly. For the year ended October 31, 1997, total investment advisory fees incurred by the funds were as follows:

                                                     Total Fees         Waiver
                                                     ----------         ------
         Diversified Stock                             4,561               0
         Special Growth                                  921               0
         Stock Index                                     290             574


         Under the terms of the administration agreement, effective October 1, 1997, the Administrator's fees are computed at the annual rate of 0.15% of each funds average daily net assets of $300 million and less 0.12% of each funds average daily net assets between $300 million and $600 million and 0.10% of each funds average daily net assets greater than $600 million. Prior to October 1, 1997, the Administrator's fees were computed at the annual rate of

                                VICTORY/KEY FUNDS

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)

0.15% of each funds average daily net assets. For the year ended October 31, 1997, the Administrator's fees were as follows:

                                Total Fees                     Waiver
                                ----------                     ------

Diversified Stock               l,035                               0
Special Growth                  138                                 0
Stock Index                     568                               568

PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS


         The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Transferor Funds were included in the Surviving Funds for the year ended October 31, 1997. Investment advisory and shareholder service and 12b- 1 fees in the pro forma combined column are calculated at the rates that would be in effect for the Surviving Funds based upon the combined net assets of the Transferor Funds and the Surviving Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.


         For the year ended October 31, 1997, approximately $1,667 of the investment advisory fees on a pro forma combined basis for the Surviving Funds were waived.

         The pro forma schedules of portfolio investments give effect to the proposed transfer of such assets as if the reorganization had occurred at October 31, 1997.


2.       PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME:


         Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation,

         Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where

                                VICTORY/KEY FUNDS

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)


applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.


3.  CAPITAL SHARES:

         The pro forma net asset values per share assume the issuance of shares of the Surviving Funds which would have occurred at October 31, 1997 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

================================================================================
                             Shares        Additional Shares
                         outstanding at     Assumed in the
                           October 31,      Reorganization    Proforma Shares at
                           1997 (000)            (000)         October 31, 1997
--------------------------------------------------------------------------------
Diversified Stock Fund       44,638              5,275               49,913
--------------------------------------------------------------------------------
Special Growth Fund           6,420              2,620                9,040
--------------------------------------------------------------------------------
Stock Index Fund             24,807              1,980               26,787
================================================================================

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                             THE VICTORY PORTFOLIOS


                                     PART C

Item 15.  Indemnification.

Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

"Section 10.02  Indemnification.

          (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

                    (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim,"  "action,"  "suit," or  "proceeding"
          shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
          Person:

                    (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                    (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Registrant's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 7(a) hereto,
Section 28 of the Custody Agreement incorporated by reference as Exhibit 9 hereto, Section 5 of the Registrant's Fund Accounting Agreement dated May 31, 1995 between the Registrant and BISYS Fund Services Ohio, Inc. which was filed as Exhibit 9(d) to Post-Effective Amendment No. 22 of the Registrant's Registration Statement on Form N-1A filed on August 28, 1995, and Section 7 of the Transfer Agency and Service Agreement dated July 12, 1996 between the Registrant and State Street Bank and Trust Company filed as Exhibit 6(a) to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A. Registrant has obtained from a major insurance carrier a trustee's and officer's liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940, as amended, and will be governed by the final adjudication of such issue.

Item 16.  Exhibits.

Exhibit No.

EX-99.1             Delaware  Trust   Instrument   dated  December  6,  1995  is
                    incorporated herein by reference to Exhibit 99.B1(a) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

EX-99.2 By-Laws adopted December 6, 1995 are incorporated herein by reference to Exhibit 99.B2 to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

EX-99.3             Inapplicable.

EX-99.4 Agreement and Plan of Reorganization and Liquidation (filed herewith as Exhibit A to Part A).

EX-99.5             Inapplicable.

EX-99.6(a)          Investment  Advisory  Agreement  dated as of March 1,  1997, between  the  Registrant  and Key Asset  Management  Inc. is incorporated  herein by reference to Exhibit  99.B(5)(a)  to
                    Post-Effective   Amendment   No.  34  to  the   Registrant's
                    Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

EX-99.7(a)          Distribution  Agreement  dated  June  1,  1996  between  the
                    Registrant  and BISYS Fund Services  Limited  Partnership is
                    incorporated  herein by  reference  to Exhibit  99.B6(a)  to
                    Post-Effective   Amendment   No.  30  to  the   Registrant's
                    Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

EX-99.7(b)          Form of  Broker-Dealer  Agreement is incorporated  herein by reference to Exhibit  99.B6(b) to  Post-Effective  Amendment
                    No. 27 to the  Registrant's  Registration  Statement on Form
                    N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

EX-99.8             Inapplicable.

EX-99.9(a)          Amended and Restated Mutual Fund Custody Agreement dated May
                    24, 1995 by and between the Registrant and Key Trust Custody of Ohio, N.A. is incorporated herein by reference to Exhibit
                    8(a) to Post-Effective  Amendment No. 22 to the Registrant's
                    Registration  Statement  on Form N-1A  filed on  August  28,
                    1995.

EX-99.9(b)          Custody  Agreement dated May 31, 1996 between Morgan Stanley
                    Trust Company and Key Trust Company of Ohio is  incorporated herein by  reference to Exhibit  99.B8(c) to  Post-Effective
                    Amendment No. 30 to the Registrant's  Registration Statement
                    on  Form  N-1A  filed   electronically  on  July  30,  1996,
                    accession number 0000922423-96-000344.

EX-99.10(a)         Inapplicable.

EX-99.10(b)         Custody  Agreement dated May 31, 1996 between Morgan Stanley
                    Trust Company and Key Trust Company of Ohio is  incorporated herein by  reference to Exhibit  99.B8(c) to  Post-Effective
                    Amendment No. 30 to the Registrant's  Registration Statement
                    on  Form  N-1A  filed   electronically  on  July  30,  1996,
                    accession number 0000922423-96-000344.

EX-99.B10(c)        Amended and Restated Rule 18f-3  Multi-Class  Plan effective as of February 14, 1996 is incorporated  herein by reference to Exhibit 99.B18(c) to  Post-Effective  Amendment No. 28 to
                    the Registrant's  Registration  Statement on Form N-1A filed
                    electronically  on  February  28,  1996,   accession  number
                    0000922423-96-000106.

EX-99.11(a)         Opinion  of  Kramer,  Levin,  Naftalis  & Frankel  as to the
                    legality of the  securities  being  issued.

EX-99.11(b)         Opinion  of  Morris,  Nichols,  Arscht &  Tunnell  as to the
                    legality of the  securities  being  issued.

EX-99.11(c)         Opinion  of  Morrison & Foerster as to the legality of the securities is to be filed by amendment.

EX-99.11(d)         Opinion  of  Ballard Spahr Ingersoll & Andrews as to the
                    legality of the  securities  is to be filed by amendment.

EX-99.12 Opinion of Kramer, Levin, Naftalis & Frankel as to tax consequences.

EX-99.13            Inapplicable.

EX-99.14            Consent  of  Coopers  &  Lybrand  L.L.P.

EX-99.15            Inapplicable.

EX-99.16(a)         Power of  Attorney  of Leigh A.  Wilson is  incorporated
                    herein  by   reference   to  Exhibit  99.B  P  of  A  to
                    Post-Effective   Amendment   No.   27  to   Registrant's
                    Registration  Statement  on  Form  N-1A  and  Powers  of
                    Attorney of Robert G. Brown,  Edward P. Campbell,  Harry
                    Gazelle, Stanley I. Landgraf, Thomas F. Morrissey and H.
                    Patrick Swygert are incorporated  herein by reference to
                    Exhibit 99.B P of A to  Post-Effective  Amendment No. 26
                    to the Registrant's  Registration Statement on Form N-1A
                    filed  electronically  on January  31,  1996,  accession
                    number   0000922423-96-000047  and  December  28,  1995,
                    accession number 0000950152-95-003085, respectively.

EX-99.16(a)         Powers of Attorney of Roger Noall, Eugene J. McDonald, and
                    Frank A. Weil.

EX-99.17(a)         Form of Proxy Card is to be filed by amendment.

EX-99.17(b)         Registrant's  Registration  Statement  Part  A  and  Part  B
                    relating to the Victory  Stock Index Fund,  Victory  Special
                    Growth  Fund, and  Victory  Diversified  Stock  Fund   is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 31 to the

                    Registrant's Registration Statement on Form N-1A as filed electronically on February 7, 1997, accession number 0000922423-97-000066, as supplemented by Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A as filed electronically on June 27, 1997, accession number 0000922423-97-000530, as supplemented on August 29, 1997, accession number 0000922423-97-000710, and as supplemented on December 1, 1997, accession number 0000922423-97-000986.

EX-99.17(c)         Registration  Statement of the SBSF Funds,  Inc.  (d/b/a Key
                    Mutual Funds) Part A and Part B, including audited financial statements as of November 30, 1996 are  incorporated  herein by  reference  to  Post-Effective  Amendment  No.  30 to Key
                    Mutual Fund's  Registration  Statement on Form N-1A as filed
                    electronically   on  March  28,   1997,   accession   number
                    0000950152-97-002413,  as  supplemented  on August 29, 1997, accession number 0000925421-97-000046, and on October 1, 1997 accession number 0000925421-97-000054.

EX-99.17(d)         Audited  annual  reports of Key Mutual Funds relating to
                    the   Key   Stock   Index   Fund,    accession    number
                    00000906197-98-000011,  Key Money  Market  Mutual  Fund,
                    accession number 0000906197-98-000010,  KeyChoice Growth
                    Fund,  KeyChoice  Income and Growth Fund,  and KeyChoice
                    Moderate     Growth     Fund,      accession      number
                    0000906197-98-000012,   SBSF  Fund,   SBSF   Convertible
                    Securities Fund, and SBSF Capital Growth Fund, accession number 0000906197- 98-000013, as of November 30, 1997 are  incorporated  herein  by  reference  to Key  Mutual
                    Funds' Form N-30D filings as filed electronically on January 28, 1998.

EX-99.17(e)         Audited annual report of The Victory Portfolios relating
                    to all of the  portfolios  as of  October  31,  1997  is
                    incorporated   herein  by   reference   to  The  Victory
                    Portfolios'  Form  N-30D  as  filed   electronically  on
                    December      24,      1997,       accession      number
                    0000906197-97-000068.

EX-99.17(f)         Unaudited semi-annual report of Key Mutual Funds relating to the SBSF  Fund and SBSF  Capital  Growth  Fund as of May 31,
                    1997 is  incorporated  herein  by  reference  to Key  Mutual
                    Funds' Form N-30D as filed electronically on July 31, 1997, accession number 0000906197-97-000047.

Item 17.            Undertakings

   (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, the ___ day of _________, 1998.

                                  THE VICTORY PORTFOLIOS
                                  (Registrant)

                                  By:  /s/Leigh A. Wilson
                                     --------------------
                                       Leigh A. Wilson
                                       President and Trustee

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the ___ day of _________, 1998.


/s/Roger Noall                     Chairman of the Board and Trustee
------------------------
Roger Noall


/s/Leigh A. Wilson                 President and Trustee
------------------------
Leigh A. Wilson


/s/Thomas E. Line                  Treasurer
------------------------
Thomas E. Line


*                                  Trusteee
------------------------
Robert G. Brown


*                                  Trustee
------------------------
Edward P. Campbell


*                                  Trustee
------------------------
Harry Gazelle


*                                  Trustee
------------------------
Thomas F. Morrisey


*                                  Trustee
------------------------
H. Patrick Swygert


*                                  Trustee
------------------------
Frank A. Weil


*                                  Trustee
------------------------
Eugene J. McDonald



*By: /s/ Carl Frischling
------------------------
        Carl Frischling
        Attorney-in-Fact

                                                                Exhibit 99.11(a)


                        Kramer, Levin, Naftalis & Frankel
                                919 THIRD AVENUE
                           NEW YORK, N.Y. 10022 - 3852
                                (212) 715 - 9100


Arthur H. Aufses III          Monica C. Lord                  Sherwin Kamin
Thomas D. Balliett            Richard Marlin                 Arthur B. Kramer
Jay G. Baris                  Thomas Moers Mayer             Maurice N. Nessen
Philip Bentley                Thomas E. Molner               Founding Partners
Saul E. Burian                Thomas H. Moreland                  Counsel
Barry Michael Cass            Ellen R. Nadler                      _____
Thomas E. Constance           Gary P. Naftalis
Michael J. Dell               Michael J. Nassau                Martin Balsam
Kenneth H. Eckstein           Michael S. Nelson              Joshua M. Berman
Charlotte M. Fischman         Jay A. Neveloff                 Jules Buchwald
David S. Frankel              Michael S. Oberman             Rudolph de Winter
Marvin E. Frankel             Paul S. Pearlman                Meyer Eisenberg
Alan R. Friedman              Susan J.  Penry-Williams        Arthur D. Emil
Carl Frischling               Bruce Rabb                      Maria T. Jones
Mark J. Headley               Allan E. Reznick                Maxwell M. Rabb
Robert M. Heller              Scott S. Rosenblum              James Schreiber
Philip S. Kaufman             Michele D. Ross                     Counsel
Peter S. Kolevzon             Howard J. Rothman                    _____
Kenneth P. Kopelman           Max J. Schwartz
Michael Paul Korotkin         Mark B. Segall               M. Frances Buchinsky
Shari K. Krouner              Judith Singer                  Abbe L. Dienstag
Kevin B. Leblang              Howard A. Sobel               Ronald S. Greenberg
David P. Levin                Jeffrey S. Trachtman           Debora K. Grobman
Ezra G. Levin                 Jonathan M. Wagner           Christian S. Herzeca
Randy Lipsitz                 Harold P. Weinberger               Jane Lee
Larry M. Loeb                 E. Lisk Wyckoff, Jr.           Pinchas Mendelson
                                                             Lynn R. Saidenberg
                                                               Special Counsel
                                                                   -----

                                                                    FAX
                                                              (212) 715-8000
                                                                    ---
                                                          WRITER'S DIRECT NUMBER
                                                               (212)715-9100
                                                               -------------
                                 January 30, 1998






The Key Mutual Funds
3435 Stelzer Road
Columbus, Ohio  43219-3035

Dear Ladies and Gentlemen:

                  Reference is made to the Registration Statement on Form N-14, Registration No. 333-42837, under the Securities Act of 1933, as amended (the "Registration Statement"), filed with the Securities and Exchange Commission (the "Commission") on December 19, 1997, registering shares of beneficial interest, no par value, (the "Shares") of The Victory Portfolios (the "Trust"), a Delaware business trust. The Shares are to be issued in connection with an Agreement and Plan of Reorganization and Liquidation (the "Plan") whereby all of the then-existing assets of the Key Mutual Funds, a Maryland corporation (the "Company"), for itself and on behalf of each of its existing investment portfolios, Key Stock Index Fund, SBSF Capital Growth Fund, SBSF Fund, KeyChoice Growth Fund, KeyChoice Income and Growth Fund, KeyChoice Moderate Growth Fund, Key Money Market Mutual Fund, and SBSF Convertible Securities Fund (each an "Acquired Portfolio," and collectively the "Acquired Portfolios"), will be transferred to a corresponding series of the Trust, Victory Stock Index Fund-Class A, Victory Special Growth Fund-Class A, Victory Diversified Stock Fund-Class A, Victory LifeChoice Growth Investor Fund-Class A, Victory
LifeChoice Conservative Investor Fund-Class A, Victory LifeChoice Moderate Investor Fund-Class A, Victory Federal Money Market Fund-Investor Class, and Victory Convertible Securities Fund-Class A (each an "Acquiring Portfolio," and collectively the "Acquiring Portfolios"), in exchange for (i) the assumption of all the obligations and stated liabilities of the Acquired

The Key Mutual Funds
January 30, 1998
Page 2


Portfolios and (ii) the issuance and delivery to each Acquired Portfolio of full and fractional shares of the Acquiring Portfolio's Shares (as described in the Plan); such Shares will be distributed by the Acquired Portfolio pro rata to its shareholders upon its liquidation. The Plan was approved by the Board of Directors of the Company on December 2, 1997, and by the Board of Trustees of the Trust on December 3, 1997, and must be approved by the shareholders of the Acquired Portfolios at a special meeting of shareholders called for that purpose.

                  We have reviewed the Declaration of Trust of the Trust, its By-Laws, resolutions of the Trustees of the Trust, and the Registration Statement (including exhibits thereto). We have also made such inquiries and have examined originals, certified copies or copies otherwise identified to our satisfaction of such documents, records and other instruments as we have deemed necessary or appropriate for the purposes of this opinion. For purposes of such examination, we have assumed the genuineness of all signatures on original documents and the conformity to the original documents of all copies submitted. In addition, we have assumed that the representations to be made as of the closing date by the Trust will be made by such parties in form acceptable to us and that the Trust's activities in connection with the Plan and the transactions contemplated therein have been and will be conducted in the manner provided in such documents and as set forth herein.

                  The opinions expressed herein are limited to matters of law which govern the due organization of the Trust and the authorization and issuance of the Shares. We are members of the Bar of the State of New York and do not hold ourselves out as experts as to the law of any other state or jurisdiction. As to matters of Delaware law, we have relied upon the opinion of Morris, Nichols, Arsht & Tunnell. Based upon and subject to the foregoing and provided that the terms of reorganization occur in accordance with the terms of the Plan, we are of the opinion that, and so advise you as follows:

                  (1) The Trust is a business trust validly existing under the laws of the State of Delaware and is duly registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and each Acquiring Portfolio is a validly existing series of shares of the Trust representing interests in the Acquiring Portfolio under the laws of the State of Delaware;

                  (2) The execution, delivery and performance of the Plan will not result in a violation of the Trust's Declaration of Trust or By-Laws, each as amended to date;

                  (3) The execution, delivery and performance of the Plan has been duly authorized by all necessary action on the part of the Trust and each Acquiring Portfolio, and the Plan has been duly executed and delivered by the Trust and is a valid and binding

The Key Mutual Funds
January 30, 1998
Page 3


obligation of the Trust and each Acquiring Portfolio, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other similar laws relating to or affecting creditors' rights or remedies and to general equity principles (regardless of whether considered at a proceeding in law or equity), equitable defenses or waivers and the discretion of the court before which any proceeding for specific performance, injunctive and other forms of equitable relief may be brought; and

                  (4) The Acquiring Portfolio Shares to be issued and delivered pursuant to the terms of the Plan will have been duly authorized as of the closing date of the Reorganization and Liquidation, and, when so issued and delivered, will be validly issued, fully paid and non-assessable (except as disclosed in the Acquiring Portfolio's then current Prospectus and Statement of Additional Information).

                  This opinion is solely for your information and is not to be quoted in whole or in part, summarized or otherwise referred to, nor is it to be filed with or supplied to or relied upon by any governmental agency or other person without the prior written consent of this firm. This opinion is as of the date hereof. We disclaim any responsibility to update or supplement this opinion to reflect any events or state of facts which may hereafter come to our attention, or any changes in statutes or regulations or any court decisions which may hereafter occur.

                                      Very truly yours,


                                      ------------------------------------
                                      /s/ Kramer, Levin, Naftalis & Frankel

                                                                Exhibit 99.11(b)

                                January 22, 1998





The Victory Portfolios
3435 Stelzer Road
Columbus, Ohio  43219-3035

                  Re:  The Victory Portfolios
                       ----------------------

Ladies and Gentlemen:


                  We have acted as special Delaware counsel to The Victory Portfolios, a Delaware business trust (the "Trust"), in connection with certain matters relating to the creation of the Trust and the issuance of Shares by the Trust. Capitalized terms used herein and not otherwise herein defined are used as defined in the Trust Instrument of the Trust dated December 6, 1995 (the "Governing Instrument").

                  We understand that, pursuant to an Agreement and Plan of Reorganization and Liquidation (the "Plan") to be entered into among SBSF Funds, Inc. for itself and on behalf of each of its existing investment portfolios identified by Schedule A thereto (each individually an "Acquired Portfolio" and collectively, the "Acquired Portfolios") and the Trust for itself and on behalf of each of its existing investment portfolios set forth on Schedule A thereto (each individually an "Acquiring Fund" and collectively the "Acquiring Funds"), and subject to the conditions set forth therein, Shares of each of the Acquiring Funds will be distributed to the Shareholders of each corresponding Acquired Portfolio in connection with the liquidation and termination of each of the Acquired Portfolios.

                  In rendering this opinion, we have examined copies of the following documents, each in the form provided to us: the Certificate of Trust of the Trust as filed in the Office of the

The Victory Portfolios
January 22, 1998
Page 2


Secretary of State of the State of Delaware (the "Recording Office") on December 21, 1995 (the "Certificate"); the Governing Instrument; the Bylaws of the Trust; certain resolutions of the Trustees of the Trust; the Plan; Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of The Victory Portfolios, a Massachusetts business trust and the predecessor to the Trust (the "Predecessor Trust") by which the Trust adopted such Registration Statement and the Predecessor Trust's Notification of Registration and Registration Statement under the Investment Company Act of 1940, as filed with the Securities and Exchange Commission on December 28, 1995; the Trust's Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on December 19, 1997 (the "Registration Statement"); and a certification of good standing of the Trust obtained as of a recent date from the Recording Office. In such examinations, we have assumed the genuineness of all signatures, the conformity to original documents of all documents submitted to us as copies or drafts of documents to be executed, and the legal capacity of natural persons to complete the execution of documents. We have further assumed for the purpose of this opinion: (i) the due authorization, execution and delivery by, or on behalf of, each of the parties thereto of the above-referenced instruments, certificates and other documents, including, without limitation, the Plan, and of all documents contemplated by the Governing Instrument and applicable resolutions of the Trustees to be executed by investors desiring to become Shareholders; (ii) the transfer of the assets of each Acquired Portfolios to the corresponding Acquiring Fund, the satisfaction of all conditions precedent to the issuance of Shares pursuant to the Plan and compliance with all other terms, conditions and restrictions set forth in the Plan and the Governing Instrument and all applicable resolutions of the Trustees in connection with the issuance of Shares (including, without limitation, the taking of all appropriate action by the Trustees to designate Series of Shares, including the Acquiring Funds, and the rights and preferences attributable thereto as contemplated by the Governing Instrument); (iii) that appropriate notation of the names and addresses of, the number of Shares held by, and the consideration paid by, Shareholders will be maintained in the appropriate registers and other books and records of the Trust in connection with the issuance or transfer of Shares; (iv) that, subsequent to the filing of the Certificate, no event has occurred, or prior to the issuance of Shares pursuant to the Plan will occur, that would cause a termination or dissolution of the Trust under Sections 11.04 or 11.05 of the Governing Instrument; (v) that the activities of the

The Victory Portfolios
January 22, 1998
Page 3


Trust have been and will be conducted in accordance with the terms of the Governing Instrument and the Delaware Act; and (vi) that each of the documents examined by us is in full force and effect and has not been amended, supplemented or otherwise modified, except as herein referenced. No opinion is expressed herein with respect to the requirements of, or compliance with, federal or state securities or blue sky laws. Further, we express no opinion on the sufficiency or accuracy of the Registration Statement, or any other registration or offering documentation relating to the Trust or the Shares. As to any facts material to our opinion, other than those assumed, we have relied without independent investigation on the above-referenced documents and on the accuracy, as of the date hereof, of the matters therein contained.

                  Based on and subject to the foregoing, and limited in all respects to matters of Delaware law, it is our opinion that:

                  1. The Trust is a duly created and validly existing business trust in good standing under the laws of the State of Delaware.

                  2. The Shares to be issued pursuant to the Plan will, upon issuance, constitute legally issued, fully paid and non-assessable Shares of beneficial interest in the Trust.

                  3. Under the Delaware Act and the terms of the Governing Instrument, each Shareholder of the Trust, in such capacity, will be entitled to the same limitation of personal liability as that extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware; provided, however, that we express no opinion with respect to the liability of any Shareholder who is, was or may become a named Trustee of the Trust.

                  We consent to the filing of a copy of this opinion with the Securities and Exchange Commission as an exhibit to a pre-effective amendment to the Registration Statement. In giving this consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder. Except as provided in this paragraph, the opinion set forth above is expressed solely for the benefit of the addressee hereof in connection with the matters contemplated hereby and may not be

The Victory Portfolios
January 22, 1998
Page 4

relied upon by, or filed with, any other person or entity or for any other purpose without our prior written consent.


                                            Sincerely,

                                            /s/MORRIS, NICHOLS, ARSHT & TUNNELL

                                                                   Exhibit 99.12

                        Kramer, Levin, Naftalis & Frankel
                                919 THIRD AVENUE
                           NEW YORK, N.Y. 10022 - 3852
                                (212) 715 - 9100


Arthur H. Aufses III          Monica C. Lord                  Sherwin Kamin
Thomas D. Balliett            Richard Marlin                 Arthur B. Kramer
Jay G. Baris                  Thomas Moers Mayer             Maurice N. Nessen
Philip Bentley                Thomas E. Molner               Founding Partners
Saul E. Burian                Thomas H. Moreland                  Counsel
Barry Michael Cass            Ellen R. Nadler                      _____
Thomas E. Constance           Gary P. Naftalis
Michael J. Dell               Michael J. Nassau                Martin Balsam
Kenneth H. Eckstein           Michael S. Nelson              Joshua M. Berman
Charlotte M. Fischman         Jay A. Neveloff                 Jules Buchwald
David S. Frankel              Michael S. Oberman             Rudolph de Winter
Marvin E. Frankel             Paul S. Pearlman                Meyer Eisenberg
Alan R. Friedman              Susan J.  Penry-Williams        Arthur D. Emil
Carl Frischling               Bruce Rabb                      Maria T. Jones
Mark J. Headley               Allan E. Reznick                Maxwell M. Rabb
Robert M. Heller              Scott S. Rosenblum              James Schreiber
Philip S. Kaufman             Michele D. Ross                     Counsel
Peter S. Kolevzon             Howard J. Rothman                    _____
Kenneth P. Kopelman           Max J. Schwartz
Michael Paul Korotkin         Mark B. Segall               M. Frances Buchinsky
Shari K. Krouner              Judith Singer                  Abbe L. Dienstag
Kevin B. Leblang              Howard A. Sobel               Ronald S. Greenberg
David P. Levin                Jeffrey S. Trachtman           Debora K. Grobman
Ezra G. Levin                 Jonathan M. Wagner           Christian S. Herzeca
Randy Lipsitz                 Harold P. Weinberger               Jane Lee
Larry M. Loeb                 E. Lisk Wyckoff, Jr.           Pinchas Mendelson
                                                             Lynn R. Saidenberg
                                                               Special Counsel
                                                                   -----

                                                                    FAX
                                                              (212) 715-8000
                                                                    ---
                                                         WRITER'S DIRECT NUMBER
                                                              (212)715-9100
                                                              -------------

                                   March __, 1998




Key Mutual Funds
3435 Stelzer Road
Columbus, Ohio  43219

        and

The Victory Portfolios
3435 Stelzer Road
Columbus, Ohio  43219

Ladies and Gentlemen:

                  This opinion is being furnished to you in connection with the reorganization (the "Reorganization") of each series of SBSF Funds, Inc., doing business as Key Mutual Funds, a Maryland corporation ("Key," and each such series, a "Transferor"), into a corresponding series of The Victory Portfolios, a Delaware business trust ("Victory," and each such series, a "Transferee"), pursuant to the Agreement and Plan of Reorganization and Liquidation (the "Reorganization Plan") dated as of _____, 1998, by and among Key, for itself and on behalf of each Transferor, and Victory, for itself and on behalf of each Transferee.

                  In  the   Reorganization,   each   Transferor   will  transfer
substantially all of its assets to a corresponding Transferee in exchange for stock of such Transferee and the

KRAMER, LEVIN, NAFTALIS & FRANKEL

Key Mutual Funds
     and
The Victory Portfolios
March __, 1998
Page 2

assumption by such Transferee of the liabilities of Transferor.1 Each Transferor will distribute the stock of the Transferee received in the Reorganization pro rata to its shareholders in exchange for their Transferor stock in complete liquidation of Transferor. Certain Transferors are reorganizing into new Transferees created to carry on the operations of the corresponding Transferor (each such Transferee, a "New Transferee"), as follows:

    (1)    KeyChoice Growth Fund into Victory LifeChoice Growth Investor Fund;
    (2) KeyChoice Income and Growth Fund into Victory LifeChoice Conservative Investor Fund;
    (3) KeyChoice Moderate Growth Fund into Victory LifeChoice Moderate Investor Fund;
    (4)    Key Money Market Mutual Fund into Victory Federal Money Market Fund;
           and
    (5)    SBSF Convertible Securities Fund into Victory Convertible Securities
           Fund.

                  Each of the other Transferors is reorganizing into an existing Transferee (each such Transferee, an "Existing Transferee"), as follows:

    (1)    SBSF Fund into Victory Diversified Stock Fund;
    (2)    SBSF Capital Growth Fund into Victory Special Growth Fund; and
    (3)    Key Stock Index Fund into Victory Stock Index Fund.

                  All capitalized terms used in this opinion and not defined herein have the respective meanings assigned to them in the Reorganization Plan and the Combined Prospectus/Proxy Statement included in the registration statement on Form N-14, as amended, filed by Victory with The Securities and Exchange Commission on December 19, 1997 (the "Proxy Statement").

                  For purposes of the opinion set forth below, we have reviewed and relied upon (i) the Reorganization Plan, (ii) the Proxy Statement, and (iii) such other documents, records, and instruments as we have deemed necessary or appropriate as a basis for our opinion. In

--------

1 Pursuant to section 851(g)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), each Transferor and each Transferee is treated as a separate corporation. Under Delaware law, ownership interests in a Transferee constitute shares of beneficial interest. Such interests are considered stock for federal income tax purposes and are referred to as "stock" or "shares" in this letter.

KRAMER, LEVIN, NAFTALIS & FRANKEL

Key Mutual Funds
     and
The Victory Portfolios
March __, 1998
Page 3


addition, in rendering our opinion we have relied upon certain statements and representations, which we have neither investigated nor verified, made by Key, Victory, and Key Asset Management, Inc., the investment adviser to each of the Transferees and Transferors (the "Certified Representations"), including, inter alia, that with respect to each Transferor and its corresponding Transferee:

     (i) there is no plan or intention by the holders of shares of Transferor to sell, exchange, or otherwise dispose of a number of shares of Transferee stock received in the Reorganization that would reduce the Transferor shareholders' ownership of Transferee stock to a number of shares having a value, as of the date of the Reorganization, of less than 50 percent of the value of all of the formerly outstanding stock of Transferor as of the same date,

     (ii) the fair market value of Transferee stock received by each shareholder of Transferor will be approximately equal to the fair market value of the Transferor stock surrendered in the Reorganization,

     (iii)each of Transferor and Transferee is qualified as a regulated investment company, as defined in section 851 of the Code; and

     (iv) Transferee will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Transferor immediately prior to the Reorganization, calculated in accordance with the relevant provisions of Rev. Proc. 77-37, 1977-2 C.B. 568, as amended.

                  We have also obtained such additional information and representations as we have deemed relevant and necessary through consultation with the officers and directors of Key and Victory, as well as with other professionals engaged by them. We have assumed, with your consent, that all documents reviewed by us are originals or photocopies that faithfully reproduce the originals thereof, that all such documents have been or will be duly executed to the extent required, that all representations and statements set forth in such documents are true, correct, complete, and not breached, that no actions that are inconsistent with such representations and statements will be taken, and that all obligations imposed by any such documents on the parties thereto have been or will be performed or satisfied in accordance with their terms. We have further assumed that all representations made in the

KRAMER, LEVIN, NAFTALIS & FRANKEL

Key Mutual Funds
     and
The Victory Portfolios
March __, 1998
Page 4


Certified Representations "to the best knowledge of" any person will be true, correct, and complete as if made without such qualification.

                  Based upon the foregoing, and subject to the qualifications set forth below, it is our opinion that, with respect to each Transferor and its corresponding Transferee, for federal income tax purposes:

     (i) the transfer by Transferor of substantially all of its assets to Transferee in exchange for shares of Transferee and the assumption by Transferee of the liabilities of Transferor, and the subsequent liquidation of Transferor, pursuant to the Plan, will constitute a reorganization within the meaning of section 368(a)(1) of the Code, and Transferor and Transferee will each be "a party to a reorganization" within the meaning of section 368(b) of the Code;

     (ii) Transferor will not recognize any gain or loss as a result of the Reorganization;

     (iii)Transferee will not recognize any gain or loss on the receipt of the assets of Transferor in exchange for shares of Transferee and the assumption of the liabilities of Transferor;

     (iv) the shareholders of Transferor will not recognize any gain or loss on the exchange of their shares of Transferor for shares of Transferee in the Reorganization;

     (v) the aggregate tax basis of the shares of Transferee received by each shareholder of Transferor will be the same as the aggregate tax basis of the shares of Transferor exchanged therefor;

     (vi) Transferee's adjusted tax bases in the assets received from Transferor in the Reorganization will be the same as the adjusted tax bases of such assets in the hands of Transferor immediately prior to the Reorganization;

     (vii)the holding period of each former shareholder of Transferor in the shares of Transferee received in the Reorganization will include the period during which such shareholder held the Transferor shares exchanged therefor, if such shares were held as a capital asset at the time of the Reorganization; and

KRAMER, LEVIN, NAFTALIS & FRANKEL

Key Mutual Funds
     and
The Victory Portfolios
March __, 1998
Page 5


     (viii) Transferee's holding periods in the assets received from Transferor in the Reorganization will include the holding periods of such assets in the hands of Transferor immediately prior to the Reorganization.

                  Our opinion, which is not binding on the Internal Revenue Service or the courts, is based upon existing statutory, regulatory, and administrative and judicial authority, any of which may be changed at any time with retroactive effect to the detriment of Transferee, Transferor, and/or their shareholders. We do not undertake to advise you as to any changes after the date of this opinion in the above-referenced authorities that may affect our opinion unless we are specifically requested to do so. As noted above, our opinion is based solely on the documents that we have examined, the assumptions we have made, the additional information that we have obtained, and the representations that have been made to us. Our opinion cannot be relied upon if any of the facts contained in such documents, such additional information, or any of our assumptions or the representations made to us is, or later becomes, inaccurate. Finally, our opinion is limited to the tax matters specifically stated above, and we have not been asked to address, nor have we addressed, any other matters relating to the Reorganization, Transferees, Transferors, or any investment in or by Transferees or Transferors.

                  This opinion is intended for the exclusive use of Key and Victory. This opinion may not be circulated or relied upon by any other person or entity or for any other purpose without our prior consent. We hereby authorize you to attach this opinion as an exhibit to the Registration Statement on Form N-14.


                                             Very truly yours,

                                                                Exhibit 99.14(a)

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We consent to the incorporation by reference in this Pre-Effective Amendment No. 1 to the Registration Statement of The Victory Portfolios on Form N-14 (File No. 333-42837) of our report dated December 15, 1997 on our audits of the financial statements and financial highlights of The Victory Portfolios (comprising, respectively, the Institutional Money Market Fund, U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, Ohio Municipal Money Market Fund, Limited Term Income Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Balanced Fund, Stock Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund) which report is included in the Annual Report to Shareholders for the year ended October 31, 1997 which is incorporated by reference in the Registration Statement. We also consent to the reference to our Firm under the caption "Financial Statements" in this Registration Statement on Form N-14 (File No. 333-42837).




                                                     /s/COOPERS & LYBRAND L.L.P.


Columbus, Ohio
January 30, 1998

                                                                Exhibit 99.14(a)

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We consent to the incorporation by reference in this Pre-Effective Amendment No. 1 to the Registration Statement of The Victory Portfolios on Form N-14 (File No. 333-42837) of our report dated January 16, 1998 on our audits of the financial statements and financial highlights of Key Mutual Funds (SBSF Funds, Inc.) (comprising, respectively, the Key Money Market Mutual Fund, Key Stock Index Fund, KeyChoice Income & Growth Fund, KeyChoice Moderate Growth Fund, KeyChoice Growth Fund, SBSF Fund, SBSF Convertible Securities Fund, and SBSF Capital Growth Fund) which report is included in the Annual Report to Shareholders for the year ended November 30, 1997 which is incorporated by reference in the Registration Statement. We also consent to the reference to our Firm under the caption "Financial Statements" in this Registration Statement on Form N-14 (File No. 333-42837).


                                                     /s/COOPERS & LYBRAND L.L.P.


Columbus, Ohio
January 30, 1998

                                                                Exhibit 99.16(a)

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned Trustee of THE VICTORY PORTFOLIOS, a Delaware business trust, (the "Trust") constitutes and appoints Carl Frischling and Jay G. Baris my true and lawful attorneys-in-fact, with full power of substitution and resubstitution, for me and in my name, place and stead, in any and all capacities as a trustee of the Trust, to sign for me and in my name in the appropriate capacity, any and all Pre-Effective Amendments to any Registration Statement of the Trust, any and all Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, and that have been approved by the Board of Trustees of the Trust or by the appropriate officers of the Trust, acting in good faith and in a manner they reasonably believe to be in the best interests of the Trust, upon the advice of counsel, such approval to be conclusively evidenced by their execution thereof, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.


Witness my hand on this 2nd day of January, 1998.


                                                              /s/ Roger Noall
                                                              ---------------
                                                              Roger Noall

                                                                Exhibit 99.16(a)

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned Trustee of THE VICTORY PORTFOLIOS, a Delaware business trust, (the "Trust") constitutes and appoints Carl Frischling and Jay G. Baris my true and lawful attorneys-in-fact, with full power of substitution and resubstitution, for me and in my name, place and stead, in any and all capacities as a trustee of the Trust, to sign for me and in my name in the appropriate capacity, any and all Pre-Effective Amendments to any Registration Statement of the Trust, any and all Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, and that have been approved by the Board of Trustees of the Trust or by the appropriate officers of the Trust, acting in good faith and in a manner they reasonably believe to be in the best interests of the Trust, upon the advice of counsel, such approval to be conclusively evidenced by their execution thereof, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.


Witness my hand on this 2nd day of January, 1998.


                                                    /s/ Eugene J. McDonald
                                                    ----------------------
                                                    Eugene J. McDonald

                                                                Exhibit 99.16(a)

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned Trustee of THE VICTORY PORTFOLIOS, a Delaware business trust, (the "Trust") constitutes and appoints Carl Frischling and Jay G. Baris my true and lawful attorneys-in-fact, with full power of substitution and resubstitution, for me and in my name, place and stead, in any and all capacities as a trustee of the Trust, to sign for me and in my name in the appropriate capacity, any and all Pre-Effective Amendments to any Registration Statement of the Trust, any and all Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, and that have been approved by the Board of Trustees of the Trust or by the appropriate officers of the Trust, acting in good faith and in a manner they reasonably believe to be in the best interests of the Trust, upon the advice of counsel, such approval to be conclusively evidenced by their execution thereof, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.


Witness my hand on this 2nd day of January, 1998.


                                                    /s/ Frank A. Weill
                                                    ----------------------
                                                    Frank A. Weill

                                                                     EX-99.17(a)

================================================================================

IMPORTANT NOTICE: Please take a moment now to vote your shares. You may vote directly over the telephone by calling 1-800-733-8481, Ext. 431. Representatives are available from 9 a.m. to 11 p.m. Eastern Time. You may also fax your ballot to 1-800-733-1885 or return it in the enclosed postage paid envelope.

Your vote is important.  Thank you for your prompt action.

================================================================================


                                KEY MUTUAL FUNDS
                              KeyChoice Growth Fund
                        KeyChoice Income and Growth Fund
                         KeyChoice Moderate Growth Fund
                              Key Stock Index Fund
                            SBSF Capital Growth Fund
                                    SBSF Fund
                          Key Money Market Mutual Fund

                 -----------------------------------------------

                    SPECIAL MEETING OF SHAREHOLDERS SCHEDULED
                           TO BE HELD ON MARCH 6, 1998

                   ------------------------------------------


  Please refer to the Combined Prospectus/Proxy Statement for a discussion of these matters. THE UNDERSIGNED CONSTITUTES AND APPOINTS KAREN HABER AND MARILYN FARMER, OR EITHER OF THEM, THE ATTORNEYS AND PROXIES OF THE UNDERSIGNED WITH FULL POWER OF SUBSTITUTION, TO VOTE THE SHARES LISTED BELOW AS DIRECTED AT THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AT 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 6, 1998, AT 8:30 A.M. EASTERN TIME, AND AT ANY AND ALL ADJOURNMENTS THEREOF, AND HEREBY REVOKES ANY PRIOR PROXIES. To vote, mark an x in blue or black ink on the proxy card below. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF KEY MUTUAL FUNDS.

                  1. To approve an Agreement and Plan of Reorganization and Liquidation of each Key Fund following the distribution of shares of beneficial interest in the corresponding series of the Victory Portfolios to the holder of such shares in capital stock and, upon the dissolution to Key Mutual Funds.

                  FOR                    AGAINST                    ABSTAIN
                  |_|                      |_|                        |_|


                                    Please sign exactly as your name appears on this card. When account is joint tenants, all should sign. When signing as executor, administrator, trustee, or guardian, please give title. If a corporation or partnership, sign entity's name and by authorized person.




                                    X___________________________________________
                                          Signature




                                    X___________________________________________
                                          Signature (if jointly held)


                                                    Date:________________, 1998